                                                  Filed Pursuant to Rule 485(a)
 As filed with the Securities and Exchange Commission on a March 28, 2003


                       Registration No. 33-19229; 811-5430
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549
                                    FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 (  X  )
                                                         -----

               Pre-Effective Amendment No.  _____       (_____)

               Post-Effective Amendment No.  70         (  X  )
                                            -----        -----
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940 (  X  )
                                                                 -----
               Amendment No.  68                        (  X  )
                                                         -----

                        (Check appropriate box or boxes)

                                   SSgA FUNDS
               (Exact Name of Registrant as Specified in Charter)

                                  909 A Street
                            Tacoma, Washington 98402
                    (Address of Principal Executive Offices)

Registrant's telephone number, including area code:  (253) 627-7001


Name and Address of                                    Copies to:
-------------------                                    ---------
Agent for Service:
-----------------
Karl J. Ege                                            Philip H. Newman, Esq.
Secretary and General Counsel                          Goodwin Procter LLP
Frank Russell Investment Management Company            Exchange Place
909 A Street                                           Boston, Massachusetts 02109
Tacoma, Washington 98402

            Approximate Date of Proposed Public Offering: As soon as practicable after the effective date of this Registration Statement.

It is proposed that this filing will become effective under Rule 485:

     (   ) immediately upon filing pursuant to paragraph (b)
     (   ) on ___________ pursuant to paragraph (b)
     (   ) 60 days after filing pursuant to paragraph (a)
     (   ) on (date) pursuant to paragraph (a)(1)
     ( X ) 75 days after filing pursuant to paragraph (a)(2)
     (   ) on (date) pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following:

     (   ) This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

                                   SSgA FUNDS

                         Form N-1A Cross Reference Sheet

            PART A ITEM NUMBER AND CAPTION                    PROSPECTUS CAPTION
1.       Front and Back Cover Pages                       Front and Back Cover Pages

2.       Risk/Return Summary:  Investments, Risks and     Investment Objectives and Principal Investment
         Performance                                      Strategies; Additional Information about the
                                                          Fund's Objectives Investment Strategies
                                                          and Risks; Principal Risks; Risk and Return

3.       Risk/Return Summary:  Fee Table                  Fees and Expenses of the Fund

4.       Investment Objectives, Principal Strategies,     Investment Objectives and Principal Investment Strategies;
         and Related Risks                                Principal Risks;
         (a)                                              Investment Objective

         (b)                                              Investment Objectives and Principal Investment Strategies;
                                                          Portfolio Turnover; Additional Information about the Fund's Objectives,
                                                          Investment Strategies and Risks

         (c)                                              Principal Risks

5.       Management's Discussion of Fund Performance      Annual Reports to Shareholders

6.       Management, Organization and Capital Structure   Management of the Fund
         (a)(1), (2)                                      Investment Advisor

         (a)(3)                                           Not Applicable

         (b)                                              Not Applicable

7.       Shareholder Information

         (a)                                              Pricing of Fund Shares

         (b)                                              Purchase of Fund Shares

         (c)                                              Redemption of Fund Shares

         (d)                                              Dividends and Distributions

         (e)                                              Taxes

         (f)                                              Not Applicable

8.       Distribution Arrangements

         (a)                                              Fees and Expenses of the Fund

         (b)                                              Fees and Expenses of the Fund

         (c)                                              Not Applicable

9.       Financial Highlights Information                 Financial Highlights

             PART B ITEM NUMBER AND CAPTION                STATEMENT OF ADDITIONAL INFORMATION CAPTION
10.      Cover Page and Table of Contents                 Cover Page and Table of Contents

11.      Fund History                                     Fund History

12.      Description of the Fund and Its Investments      Description of the Fund and its Investment Risks
         and Risks
         (a)                                              Description of the Fund and its Investment Risks

         (b)                                              Investment Strategies; Investment Risks

         (c)                                              Investment Restrictions

         (d)                                              Temporary Defensive Position

         (e)                                              Portfolio Turnover

13.      Management of the Fund

         (a)                                              Board of Trustees and Officers

         (b)                                              Board of Trustees and Officers;
                                                          Equity Securities Beneficially Owned by Trustees

         (c)                                              Compensation

         (d)                                              Not applicable

         (e)                                              Code of Ethics

14.      Control Persons and Principal Holders of         Controlling and Principal Shareholders
         Securities
         (a), (b), (c)                                    Controlling and Principal Shareholders

15.      Investment Advisory and Other Services           Investment Advisory and Other  Services

         (a)                                              Advisor

         (b)                                              Distributor

         (c), (d)                                         Distribution and Shareholder Servicing Arrangements

         (e)                                              Not Applicable

         (f)                                              Not Applicable

         (g)                                              Distribution Plan and Shareholder Servicing
                                                          Arrangements--Distribution Plan

         (h)                                              Administrator; Transfer Agent and Custodian;
                                                          Independent Public Accountants; Legal Counsel

16.      Brokerage Allocation and Other Policies          Brokerage Practices and Commissions
         (a), (b), (c)                                    Brokerage Practices and Commissions
         (d)                                              Not Applicable

         (e)                                              Brokerage Practices and Commissions

17       Capital Stock and Other Securities               Capitalization and Voting
         (a)                                              Capitalization and Voting

         (b)                                              Not Applicable

18.      Purchase, Redemption and Pricing of Shares
         (a)                                              Pricing of Fund Shares

         (b)                                              Not Applicable

         (c)                                              Pricing of Fund Shares

         (d)                                              Pricing of Fund Shares

19       Taxation of the Fund                             Taxes

20.      Underwriters
         (a)                                              Distributor

         (b), (c)                                         Not Applicable

21.      Calculation of Performance Data                  Calculation of Performance Data

22.      Financial Statements                             Financial Statements


Part C

        Information required to be included in Part C is set forth under the appropriate item, so numbered in Part C of this Registration Statement.

                                                   Filed pursuant to Rule 485(a)
                                                    File Nos. 33-19229; 811-5430

                                   SSgA FUNDS
                      State Street Financial Center, Boston
                                1 Lincoln Street
                        Boston, Massachusetts 02111-2900
                                 1-800-997-7327
                                www.ssgafunds.com

                            SSgA LARGE CAP VALUE FUND

AS WITH ALL MUTUAL FUNDS, THE SECURITIES AND EXCHANGE COMMISSION HAS NEITHER DETERMINED THAT THE INFORMATION IN THIS PROSPECTUS IS ACCURATE AND COMPLETE, NOR APPROVED OR DISAPPROVED OF THESE SECURITIES. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

The SSgA Large Cap Value Fund seeks long-term capital appreciation by investing primarily in equity securities that are believed to be undervalued and that offer above-average potential for capital appreciation.

                     PROSPECTUS DATED _______________, 2003


                   PRELIMINARY PROSPECTUS DATED MARCH 28, 2003

The information in this prospectus is not complete and may be changed. We may not sell these securities until the registration statement filed with the Securities and Exchange Commission is effective. This prospectus is not an offer to sell these securities and is not soliciting an offer to buy these securities in any state where the offer or sale is not permitted.

                                TABLE OF CONTENTS

INVESTMENT STRATEGIES AND PRINCIPAL RISKS                                                                   3

   INVESTMENT OBJECTIVE                                                                                     3
   PRINCIPAL INVESTMENT STRATEGY                                                                            3
   PRINCIPAL RISKS OF INVESTING IN THE FUND                                                                 3
   TEMPORARY DEFENSIVE POSITION                                                                             4
   RISK AND RETURN                                                                                          4

FEES AND EXPENSES OF THE FUND                                                                               6

MANAGEMENT OF THE FUND                                                                                      7

ADDITIONAL INFORMATION ABOUT THE FUND'S OBJECTIVES, INVESTMENT STRATEGIES AND RISKS                         7

SHAREHOLDER INFORMATION                                                                                    10

   PURCHASE OF FUND SHARES                                                                                 10
   REDEMPTION OF FUND SHARES                                                                               11
   EXCHANGES                                                                                               14
   DISTRIBUTION SERVICES AND SHAREHOLDER SERVICING ARRANGEMENTS                                            14
   PRICING OF FUND SHARES                                                                                  14
   DIVIDENDS AND DISTRIBUTIONS                                                                             15
   TAXES                                                                                                   15

ADDITIONAL INFORMATION ABOUT THE FUND                                                                      18

                    INVESTMENT STRATEGIES AND PRINCIPAL RISKS

INVESTMENT OBJECTIVE

The SSgA Large Cap Value Fund seeks long-term capital appreciation by investing primarily in equity securities that are believed to be undervalued and that offer above-average potential for capital appreciation.

The fund is a diversified company under the Investment Company Act of 1940, as amended (the 1940 Act). The investment objective of the fund may be changed by the fund's trustees without shareholder approval as defined in the 1940 Act. SSgA Funds Management, Inc. (the Advisor), serves as the fund's investment advisor.

PRINCIPAL INVESTMENT STRATEGY

Under normal market conditions, the fund invests at least 80% of total assets in securities, such as common stocks, issued by companies with large market capitalizations. Shareholders will be notified 60 days prior to changing the 80% investment policy. These large market capitalization companies include, but are not limited to, companies represented by the Russell 1000(R) Index. As of July 1, 2002, the Russell 1000 Index had a total market capitalization range of approximately $309 billion to $1.3 billion. The fund will measure its performance against the Russell 1000(R) Value Index. Equity securities will be selected for the fund on the basis of proprietary analytical models. The fund management team uses a quantitative approach to investment management, designed to uncover equity securities that are undervalued relative to their peers. The Advisor applies this process in an objective, risk-controlled manner with a long-term investment perspective. This quantitative investment management approach involves a modeling process to evaluate vast amounts of financial data and corporate earnings forecasts. The Advisor may use various techniques, including buying and selling derivative instruments such as futures contracts or exchange traded funds to increase or decrease the fund's exposure to changing market conditions that affect security values. The fund may participate in initial public offerings and may also invest in securities of foreign issuers.

PRINCIPAL RISKS OF INVESTING IN THE FUND

Investment in the fund, like any investment, has risks. Fund shares will rise and fall in value and there is a risk you could lose money by investing in the fund. There can be no assurance that the fund will achieve its objective. An investment in the fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

The following is an alphabetized description of the principal risks associated with an investment in the fund. For additional information concerning the instruments and investment techniques identified in these descriptions, see "Additional Information about the Fund's Objectives, Investment Strategies and Risks."

CREDIT/DEFAULT RISK. Credit/default risk includes the risk that an issuer or guarantor of a security, or a bank or other financial institution that has entered into a repurchase agreement with the fund, may default on its payment obligations.

DERIVATIVES RISK. There are certain investment risks in using derivatives, such as futures contracts, options on futures, swaps and structured notes. If a fund incorrectly forecasts interest rates or other features of the particular instrument in using derivatives, a fund could lose money. Derivatives are sometimes used to hedge the risks associated with holding other instruments, or as a substitute for such instruments. Price movements of a futures contract, option or structured notes may not be identical to price movements of the underlying portfolio securities or a securities index, resulting in the risk of loss if the Advisor is incorrect in its expectation of fluctuations in securities prices, interest rates or currency prices.

EQUITY SECURITIES RISK. The price of an equity security will rise and fall in response to the activities of the company that issued the stock, general market conditions, and/or specific economic or political conditions. In the short-term, equity prices can fluctuate dramatically in response to issuer, market, economic, political or other developments. Issuer, market, economic, political or other developments can affect the price of equity securities of an issuer, issuers within an industry or economic sector or geographic region, or the market as a whole.

FOREIGN SECURITIES RISK. Foreign securities, foreign currencies, and securities issued by US entities with substantial foreign operations can involve additional risks relating to political, economic or regulatory conditions in foreign countries, such as: (1) less publicly available information; (2) lack of uniform accounting, auditing and financial reporting standards, practices and requirements; (3) lower trading volume, less liquidity and more volatility for securities; (4) less government regulation of securities exchanges, brokers and listed companies; (5) political or social instability; and (6) the possibility of expropriation or confiscatory taxation, each of which could adversely affect investment in such securities. All of these factors can make foreign investments more volatile and potentially less liquid than US investments. In addition, foreign markets can perform differently from the US market.

IPO HOLDING RISK. IPO holding is the practice of participating in an initial public offering (an IPO) with the intent of holding the security for investment purposes. Because an IPO is an equity security that is new to the public market, the value of IPOs may fluctuate dramatically. Therefore, IPOs have greater risks than other equity investments. Because of the cyclical nature of the IPO market, from time to time there may not be any IPOs in which a fund can participate. Even when the fund requests to participate in an IPO, there is no guarantee that a fund will receive an allotment of shares in an IPO sufficient to satisfy a fund's desired participation. Due to the volatility of IPOs, these investments can have a significant impact on performance, which may be positive or negative.

IPO TRADING RISK. IPO trading is the practice of participating in an initial public offering (an IPO) and then immediately selling the security in the after-market. Engaging in this strategy could result in active and frequent trading. Use of this strategy could increase the fund's portfolio turnover and the possibility of realized capital gain. This is not a tax-efficient strategy. From time to time, it may not be possible to pursue an IPO trading strategy effectively because of a limited supply of "hot" IPOs. In addition, this practice may result in losses if a fund purchases a security in an IPO and there is insufficient demand for the security in the after-market of the IPO. Due to the volatility of IPOs, these investments can have a significant impact on performance, which may be positive or negative.

LARGE CAPITALIZATION SECURITIES RISK. A fund's emphasis on large-cap stocks makes it susceptible to the business risks of larger companies, which usually cannot change as quickly as smaller companies in response to competitive challenges. Larger companies also tend not to be able to maintain the high growth rates of well-managed smaller companies, especially during strong economic periods.

MARKET RISK. The value of the securities in which a fund invests may go up or down in response to the prospects of individual companies and/or general economic conditions. Price changes may be temporary or may last for extended periods.

PORTFOLIO TURNOVER RISK. The turnover rate of a portfolio cannot be predicted, but it is anticipated that the fund's annual turnover rate generally will fall within the range of 100-300%. A high turnover rate (over 100%) will: (1) increase transaction expenses, which will adversely affect the fund's performance; and (2) result in increased brokerage commissions and other transaction costs, and the possibility of realized capital gains. To the extent any realized capital gains are short-term capital gains, they will generally be taxed at ordinary income rates. The payment of any taxes will impact a shareholder's net return from holding an investment in the fund. A portfolio turnover rate at the high end of the range is not tax efficient, and taxable investors may wish to consult a tax professional prior to investing.

QUANTITATIVE STRATEGY RISK. The fund is managed using a quantitative strategy in which stocks are selected based upon a multi-factor proprietary model designed by the Advisor. The model attempts to enhance returns, within specified risk parameters, relative to a benchmark by analyzing a variety of objective economic, financial and related information. The success of the fund's principal investment strategy depends on the Advisor's skill in designing and using its analytical model as a tool for selecting stocks. A flaw in the design of the analytical model may result in the fund having a lower return than if the fund was managed using a fundamental or passive investment management strategy.

VALUE STOCK RISK. Value stocks can react differently to issuer, political, market and economic developments than the market as a whole and other types of stocks. "Value" stocks tend to be inexpensive relative to their earnings or assets compared to other types of stocks. However, value stocks can continue to be inexpensive for long periods of time and may not ever realize their full value.

TEMPORARY DEFENSIVE POSITION

SHORT-TERM INVESTMENTS. For defensive purposes, the fund may temporarily invest, without limitation, in short-term fixed income securities. High quality, investment-grade securities include obligations issued or guaranteed as to principal and interest by the US Government, its agencies or instrumentalities and repurchase agreements collateralized by these obligations, commercial paper, bank certificates of deposit, bankers' acceptances and time deposits. This strategy may be inconsistent with the fund's principal investment strategy in an attempt to respond to adverse market, economic, political or other conditions. Taking such a temporary defensive position may result in the fund not achieving its investment objective.

RISK AND RETURN

Because the SSgA Large Cap Value Fund is new and has not completed a full calendar year's operations, performance information is not included in this prospectus. To obtain performance information for the fund, please call 1-800-997-7327 or visit the website at www.ssgafunds.com. This fund began operating on ________________, 2003.

HISTORICAL PERFORMANCE. Because the SSgA Large Cap Value Fund is a new fund, there is no information regarding its investment performance. However, State Street Global Advisors ("SSgA"), the investment management division of State Street Bank and Trust Company and its affiliated entities, including the Advisor, has experience managing another account with substantially similar investment objectives and strategies as the fund. The performance information shown below is not the performance of the fund, but the performance of another account managed by SSgA.

The table below sets forth the investment performance for the periods indicated of the SSgA Active US Large Cap Value Fund, a collective investment fund comprised of assets of qualified pension and profit sharing plans (the "Group Trust") that is managed by SSgA with investment objectives, policies and strategies substantially similar to those of SSgA Large Cap Value Fund. The portfolio managers for the fund are dual employees of SSgA and the Advisor and as a result manage all clients, regardless of account type, in this strategy for both the Advisor and SSgA. The historical performance of the Group Trust represents the unitized return of the Group Trust during each period indicated and has been adjusted to give effect on a quarterly basis to fees and expenses in the amount of 1.10%, which is the estimated expense ratio of the Fund, net of contractual waivers and reimbursements. The performance numbers include transaction and custody charges applicable to the Group Trust that would be included under the 1.10% estimated expenses for the fund. The table illustrates how the performance of the Group Trust has varied over the past one, three and five year periods ended December 31, 2002, respectively. The Group Trust is not subject to certain investment limitations, diversification requirements and other restrictions imposed by the 1940 Act and the Internal Revenue Code of 1986, as amended (the "Code") on investment companies. If the Group Trust had been subject to the restrictions under the 1940 Act and the Code, its performance may have been adversely affected. The performance shown below is not the performance of the fund and is not indicative of the fund's future performance.

The table compares the Group Trust's performance to the Russell 1000(R) Value Index. Although used as a benchmark, the performance of the Russell 1000 Value Index may not be comparable to the Group Trust because, unlike the performance of the Group Trust, the performance of the Russell 1000 Value has not been adjusted for any fees or expenses.

A fund's past performance is not necessarily an indication of how the fund will perform in the future.

                           Percentage Total Returns(1)
                    For the Periods Ended December 31, 2002:
                                 (Unaudited)(2)

                                      1 YEAR      3 YEARS       5 YEARS    INCEPTION TO DATE(3)
Group Trust(4)                       (12.89%)     (4.09%)        0.63%            3.09%
Russell 1000(R) Value Index          (15.52%)     (5.14%)        1.16%            2.31%

----------
(1) Performance is calculated based on Unit Price Methodology. Periods of 12 months and over are annualized.

(2) An auditing firm audits the pricing of the SSgA US Large Cap Value Fund at least annually. The performance is calculated on a price to price comparison. The performance calculation is not audited.

(3) The SSgA Active US Large Cap Value Fund commenced operations on August 31, 1997.

(4) The performance does not reflect the impact of taxes payable on dividends or other distributions of the Group Trust or on gains and losses realized upon the redemption of shares of the Group Trust. The performance of the Group Trust would be adversely affected by any such taxes.

                          FEES AND EXPENSES OF THE FUND

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)

     Maximum Sales Charge (Load) Imposed on Purchases                    None
     Maximum Deferred Sales Charge (Load)                                None
     Maximum Sales Charge (Load) Imposed on Reinvested
       Dividends or Other Distributions                                  None
     Redemption Fee                                                      None
     Exchange Fee                                                        None
     Maximum Account Fee                                                 None

ANNUAL FUND OPERATING EXPENSES
   (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)

     Management Fee                                                       .75%
     Distribution and Service (12b-1) Fees(1)                             .25
     Other Expenses(2)                                                    .10
                                                                         ----
     Total Annual Fund Operating Expenses(3)                             1.10%
                                                                         ====

EXAMPLE

THIS EXAMPLE IS INTENDED TO HELP YOU COMPARE THE COST OF INVESTING IN THE FUND WITH THE COST OF INVESTING IN OTHER MUTUAL FUNDS.

THE EXAMPLE ASSUMES THAT YOU INVEST $10,000 IN THE FUND FOR THE TIME PERIODS INDICATED, AND THEN REDEEM ALL OF YOUR SHARES AT THE END OF THOSE PERIODS. THE EXAMPLE ALSO ASSUMES THAT YOUR INVESTMENT HAS A 5% RETURN EACH YEAR, THAT ALL DIVIDENDS AND DISTRIBUTIONS ARE REINVESTED, AND THAT THE FUND'S OPERATING EXPENSES REMAIN THE SAME. ALTHOUGH YOUR ACTUAL COSTS MAY BE HIGHER OR LOWER, BASED ON THESE ASSUMPTIONS, YOUR COSTS WOULD BE:

     1 YEAR                 3 YEARS
     $  112                  $ 350
     ======                  =====

Investors purchasing fund shares through a financial intermediary, such as a bank or an investment advisor, may also be required to pay additional fees for services provided by the intermediary. Such investors should contact the intermediary for information concerning what additional fees, if any, will be charged.

Long-term shareholders of the fund may pay more in Rule 12b-1 fees than the economic equivalent of the maximum front-end sales charge permitted by the National Association of Securities Dealers, Inc.

----------
(1) The stated fee includes .13% for 12b-1 Distribution and .12% for 12b-1 Shareholder Servicing Fees

(2) Other expenses are based on estimated amounts for the current fiscal year.

(3) The Advisor has contractually agreed to reimburse the fund to the extent that total expenses exceed 1.10% until December 31, 2003.

                             MANAGEMENT OF THE FUND

INVESTMENT ADVISOR. SSgA Funds Management, Inc. (the Advisor), Two International Place, Boston, Massachusetts 02110, serves as the investment advisor for the fund and directs the investment of the fund in accordance with the fund's investment objective, policies and restrictions.

The Advisor is registered with the Securities and Exchange Commission as an investment advisor under the Investment Advisers Act of 1940 and is a wholly owned subsidiary of State Street Corporation, a publicly held bank holding company. As of November 30, 2002, the Advisor had over $67 billion in assets under management. The Advisor, State Street Bank and Trust Company (State Street) and other advisory affiliates of State Street make up State Street Global Advisors (SSgA), the investment management arm of State Street Corporation. With over $745 billion under management as of November 30, 2002, SSgA provides complete global investment management services from offices in North America, South America, Europe, Asia, Australia and the Middle East. State Street, a 200-year old pioneer and leader in the world of financial services, is one of the largest providers of securities processing and record keeping services for US mutual funds and pension funds.

For these services, the fund pays the Advisor an annual management fee, calculated daily and paid monthly, of 0.75% of the average daily net asset value of the fund.

Each of the SSgA Funds is managed by a team of investment professionals. The Advisor uses a team approach to create an environment that encourages the flow of investment ideas. The portfolio managers within the team work together in a cohesive manner to develop and enhance techniques that drive the investment process for each respective investment strategy offered by the Advisor and State Street Global Advisors. This approach requires portfolio managers to share a variety of responsibilities including investment strategy and analysis while retaining responsibility for the implementation of the strategy within any particular portfolio. The approach also enables the team to draw upon the resources of other groups within State Street Global Advisors. The fund is managed by the SSgA US Active Equity Quantitative Team. The SSgA US Active Equity Quantitative Team is overseen by the State Street Global Advisors Investment Committee.

                     ADDITIONAL INFORMATION ABOUT THE FUND'S
                   OBJECTIVES, INVESTMENT STRATEGIES AND RISKS

The investment policies described below reflect the fund's current practices. Risk information related to the investment instrument or strategy described below is contained in the Principal Risks section. Additional risk information applicable to the instrument or strategy is also described below. Please read the Principal Risks section carefully. There can be no assurance that these investment policies will ensure achievement of the fund's investment objective.

FUTURES CONTRACTS AND OPTIONS ON FUTURES. To equitize cash or for purposes of hedging the fund's other investments, the fund may enter into futures contracts that relate to securities in which it may directly invest and indices comprised of such securities and may purchase and write call and put options on such contracts. The fund may also purchase futures and options if cheaper than the underlying stocks or bonds. Futures and options on futures transactions of the fund will be conducted so that the total amount paid on premiums for all such transactions will not exceed 5% of the value of the fund's total assets. Further, the fund will not enter into futures or options on futures contracts or combination thereof if, as a result, the aggregate value of all securities or collateral used to cover its outstanding options would exceed 25% of the value of the fund's total assets.

A financial futures contract is a contract to buy or sell a specified quantity of financial instruments such as US Treasury bills, notes and bonds, commercial paper and bank certificates of deposit or the cash value of a financial instrument index at a specified future date at a price agreed upon when the contract is made. Under such contracts no delivery of the actual securities making up the index takes place. Rather, upon expiration of the contract, settlement is made by exchanging cash in an amount equal to the difference between the contract price and the closing price of the index at expiration, net of variation margin previously paid.

In particular, stock index futures are used by the funds to invest all cash and cash equivalents so that the funds may remain fully invested in the equity market. This will enable the funds to facilitate demand for same day redemptions. A stock index futures contract is a contract to buy or sell specified units of a stock index at a specified future date at a price agreed upon when the contract is made. The value of a unit is based on the current value of the contract index. Under such contracts no delivery of the actual stocks making up the index takes place. Rather, upon expiration of the contract, settlement is made by exchanging cash in an amount equal to the difference between the contract price and the closing price of the index at expiration, net of variation margin previously paid.

Substantially all futures contracts are closed out before settlement date or called for cash settlement. A futures contract is closed out by buying or selling an identical offsetting futures contract. Upon entering into a futures contract, a fund is required to deposit an initial margin with the Custodian for the benefit of the futures broker. The initial margin serves as a "good faith" deposit that a fund will honor its futures commitments. Subsequent payments (called "variation margin") to and from the broker are made on a daily basis as the price of the underlying investment fluctuates.

Options on futures contracts give the purchaser the right to assume a position at a specified price in a futures contract at any time before expiration of the option contract.

When trading futures contracts, a fund will not commit more than 5% of the market value of its total assets to initial margin deposits on futures and premiums paid for options on futures.

A fund's transactions, if any, in options, futures, options on futures and equity swaps involve additional risk of loss. Loss can result from a lack of correlation between changes in the value of derivative instruments and the portfolio assets (if any) being hedged, the potential illiquidity of the markets for derivative instruments, or the risks arising from margin requirements and related leverage factors associated with such transactions. The use of these management techniques also involves the risk of loss if the Advisor is incorrect in its expectation of fluctuations in securities prices, interest rates or currency prices. Please see Derivatives Risk in the Principal Risks section.

EQUITY SWAPS. Equity swaps are used to preserve a return or spread on an investment and to gain equity exposure to a market at a lower price. Equity swap agreements are contracts between parties in which one party agrees to make payments to the other party based on the change in market value of a specified index or asset. In return, the other party agrees to make payments to the first party based on the return of a different specified index or asset. Although swap agreements entail the risk that a party will default on its payment obligations, the portfolios will minimize this risk by entering into agreements only with counterparties that the Advisor deems creditworthy. The Advisor will enter into swap agreements only with counterparties that would be eligible for consideration as repurchase agreement counterparties under the SSgA Funds' repurchase agreement guidelines. Swap agreements bear the risk that the portfolios will not be able to meet their obligation to the counterparty. This risk will be mitigated by investing the portfolios in the specific asset for which it is obligated to pay a return. Please see Derivatives Risk in the Principal Risks section.

INITIAL PUBLIC OFFERINGS (IPOs). An IPO is the first public issue of common stock by a firm. Only IPOs of companies that fit within a fund's investment strategy (including sector, industry and stock weightings), objective, and risk tolerance will be considered. There are two primary investment strategies that involve the use of IPOs:

     - IPO TRADING. IPO trading is the practice of participating in an IPO and then immediately selling the security in the after-market. This is not a tax-efficient strategy.

     - IPO HOLDING. IPO holding is the practice of participating in an IPO with the intent of holding the security in the portfolio based on expected appreciation in value.

IPO allocation among the SSgA Funds is based primarily on the portfolio manager's discretion to participate in such IPOs and other investment considerations. The portfolio management team is responsible for determining whether a particular IPO is appropriate for any of the team's accounts and for notifying the trading department of SSgA of the desire to participate in an allocation of any particular IPO for one or more accounts. The Advisor's IPO allocation policies limit the extent to which any particular account may participate in an IPO to 5% of the total asset value of the account. In addition, each portfolio manager retains the ability to elect to request a smaller percentage if he or she determines that such percentage is appropriate for his or her accounts. The IPO policies provide that, upon receipt of an IPO allocation from a brokerage firm, the trading department shall, under normal circumstances and with certain de minimus exceptions, allocate shares of the IPO to each account pro rata based on the number of shares requested for each account.

AMERICAN DEPOSITORY RECEIPTS. The common stocks that a fund may invest in include American Depository Receipts (ADRs). ADRs represent the right to receive securities of foreign issuers deposited in a domestic bank or a correspondent bank. ADRs do not eliminate the risk inherent in investing in securities of foreign issuers, such as: (1) less publicly available information; (2) lack of uniform accounting, auditing and financial reporting standards, practices and requirements; (3) lower trading volume, less liquidity and more volatility for securities; (4) less government regulation of securities exchanges, brokers and listed companies; (5) political or social instability; and (6) the possibility of expropriation or confiscatory taxation, each of which could adversely affect investment in such securities. For purposes of a fund's investment policies, a fund's investments in ADRs and similar instruments will be deemed to be investments in the equity securities representing securities of foreign issues into which they may be converted.

OPTIONS ON SECURITIES AND SECURITIES INDICES. The fund may write and purchase covered put and call options on securities in which it may directly invest. Option transactions of the fund will be conducted so that the total amount paid on premiums for all put and call options outstanding will not exceed 5% of the value of the fund's total assets. Further, the fund will not write a put or call option or combination thereof if, as a result, the aggregate value of all securities or collateral used to cover its outstanding options would exceed 25% of the value of the fund's total assets.

The fund may purchase or sell options on securities indices that are comprised of securities in which it may directly invest, subject to the limitations set forth above and provided such options are traded on a national securities exchange or in the over-the-counter market. Options on securities indices are similar to options on securities except there is no transfer of a security and settlement is in cash. A call option on a securities index grants the purchaser of the call, for a premium paid to the seller, the right to receive in cash an amount equal to the difference between the closing value of the index and the exercise price of the option times a multiplier established by the exchange upon which the option is traded.

PREFERRED STOCKS. Preferred stock, unlike common stock, generally confers a stated dividend rate payable from the corporation's earnings. Such preferred stock dividends may be cumulative or noncumulative, fixed, participating, auction rate or other. If interest rates rise, a fixed dividend on preferred stocks may be less attractive, causing the price of preferred stocks to decline either absolutely or relative to alternative investments. Preferred stock may have mandatory sinking fund provisions, as well as provisions that allow the issuer to redeem or call the stock. The right to payment of preferred stock is generally subordinate to rights associated with a corporation's debt securities.

REAL ESTATE INVESTMENT TRUSTS. Equity REITs are defined as REITs with 75% or greater of their gross invested book assets invested directly or indirectly in the equity ownership of real estate, and their value depends upon that of the underlying properties. Mortgage REITs are defined as REITs with 75% or more of their gross invested book assets invested directly or indirectly in mortgages. Mortgage trusts make construction, development or long-term mortgage loans, and are sensitive to the credit quality of the borrower. Hybrid REITs are defined as not meeting the equity or mortgage tests. The value of real estate investment trusts is also affected by management skill, cash flow, and tax and regulatory requirements.

REAL ESTATE-RELATED INDUSTRIES. In addition to real estate investment trusts, real estate industry companies may include: brokers or real estate developers; and companies with substantial real estate holdings, such as paper and lumber producers and hotel and entertainment companies.

REPURCHASE AGREEMENTS. A fund enters into repurchase agreements with banks and other financial institutions, such as broker-dealers. In substance, a repurchase agreement is a loan for which the fund receives securities as collateral. Under a repurchase agreement, a fund purchases securities from a financial institution that agrees to repurchase the securities at the fund's original purchase price plus interest within a specified time. Repurchase transactions are limited to those member banks of the Federal Reserve System and broker-dealers whose creditworthiness the Advisor considers satisfactory. If the other party or "seller" defaults, a fund might suffer a loss to the extent that the proceeds from the sale of the underlying securities and other collateral held by the fund are less than the repurchase price and the fund's cost associated with delay and enforcement of the repurchase agreement. In addition, in the event of a bankruptcy of the seller, a fund could suffer additional losses if a court determines that the fund's interest in the collateral is not enforceable. In evaluating whether to enter into a repurchase agreement, the Advisor will carefully consider the creditworthiness of the seller. Distributions of the income from repurchase agreements will be taxable to a fund's shareholders.

CASH SWEEP PROGRAM. Pursuant to the terms and conditions of an SEC exemptive order and IRS private letter ruling, the SSgA Funds may participate in a Cash Sweep Program. In the Cash Sweep Program, uninvested cash balances of Participating Funds are used to purchase shares of Central Funds. Central Funds are the Money Market and US Government Money Market Funds. Participating Funds are portfolios of the SSgA Funds other than the Central Funds. The Cash Sweep Program reduces the risk of counterparty default on repurchase agreements and the market risk associated with direct purchases of short-term obligations, while providing high current money market rates of return, ready liquidity and increased diversity of holdings. Shares of a Central Fund sold to and redeemed from a Participating Fund will not be subject to a sales load, redemption fee, distribution fee or service fee. If Central Fund shares sold to or redeemed from a Participating Fund are subject to any such distribution or service fee, the Advisor will waive its advisory fee for each Participating Fund in an amount that offsets the amount of such distribution and/or service fees incurred by the Participating Fund. The uninvested cash invested in a Central Fund may not exceed 25% of any Participating Fund's total assets. For purposes of this limitation, each Participating Fund will be treated as a separate investment company.

SECURITIES LENDING. A fund may lend portfolio securities with a value of up to 33-1/3% of its total assets. For these purposes, total assets shall include the value of all assets received as collateral for the loan. Such loans may be terminated at any time, and a fund will receive cash or other obligations as collateral. In a loan transaction, as compensation for lending its securities, a fund will receive a portion of the dividends or interest accrued on the securities held as collateral or, in the case of cash collateral, a portion of the income from the investment of such cash. In addition, a fund will receive the amount of all dividends, interest and other distributions on the loaned securities. However, the borrower has the right to vote the loaned securities. A fund will call loans to vote proxies if a material issue affecting the investment is to be voted upon. Should the borrower of the securities fail financially, a fund may experience delays in recovering the securities or exercising its rights in the collateral. Loans are made only to borrowers that are deemed by Advisor to be of good financial standing. In a loan transaction, a fund will also bear the risk of any decline in value of securities acquired with cash collateral. A fund will minimize this risk by limiting the investment of cash collateral to high quality instruments of short maturity. This strategy is not used to leverage any fund.

                             SHAREHOLDER INFORMATION

PURCHASE OF FUND SHARES

DISTRIBUTION AND ELIGIBLE INVESTORS. Shares of the SSgA Funds are offered without a sales commission by State Street Global Markets, LLC (the Distributor), to institutional and retail investors which invest for their own account or in a fiduciary or agency capacity.

MINIMUM INITIAL AND SUBSEQUENT INVESTMENTS AND ACCOUNT BALANCE. The fund requires a minimum initial investment of $1,000, with the exception of IRA accounts, for which the minimum initial investment is $250. Subsequent investments must be at least $100. An investment in the fund (other than IRA accounts) may be subject to redemption at the fund's discretion if the account balance is less than $1,000 as a result of shareholder redemptions. The Transfer Agent will give shareholders 60 days' notice that the account will be closed unless an investment is made to increase the account balance to the $1,000 minimum. Failure to bring the account balance to $1,000 may result in the Transfer Agent closing the account at the net asset value (NAV) next determined on the day the account is closed and mailing the proceeds to the shareholder's address shown on the Transfer Agent's records. If you are purchasing fund assets through a pension or other participation plan, you should contact your plan administrator for further information on purchases.

PURCHASE DATES AND TIMES. Fund shares may be purchased on any business day at the net asset value next determined after receipt of the purchase order. A business day is one on which the New York Stock Exchange is open for regular trading. All purchases must be made in US dollars. Purchase orders in good form (described below) and payments for fund shares by check or by wire transfer must be received by the Transfer Agent prior to the close of the regular trading session of the New York Stock Exchange, which ordinarily is 4 p.m. Eastern time, to be effective on the date received. If an order or payment is received on a non-business day or after the close of the New York Stock Exchange, the order will be effective on the next business day.

ORDER AND PAYMENT PROCEDURES. There are several ways to invest in the fund. The fund requires a purchase order in good form, which consists of a completed and signed Application for each new account, unless the account is opened through a third party which has a signed agreement with the Distributor or the SSgA Funds and does not require a completed Application to be submitted to the SSgA Funds. For additional information, including the IRA package, additional Applications or other forms, call the Customer Service Department at 1-800-647-7327, or write: SSgA Funds, P.O. Box 8317, Boston, MA 02266-8317. You may also access this information online at www.ssgafunds.com.

We are required by law to obtain certain personal information from you which will be used by us to verify your identity. If you do not provide the information, we may not be able to open your account. If we are unable to verify your identity, we reserve the right to close your account or take such other steps as we deem reasonable. The SSgA Funds reserve the right to reject any purchase order.

MAIL. For new accounts, please mail the completed Application and check. Additional investments should also be made by check. You must include the fund name and account number on your check, or use the remittance form attached to the confirmation statement (in the return envelope provided). All checks should be made payable to the SSgA Funds or State Street Bank (as the Funds' Transfer Agent). If using a servicing agent or broker-dealer, please verify with them the proper address or instructions required before writing and mailing your check. All purchase requests should be mailed to one of the following addresses:

         REGULAR MAIL:                    REGISTERED, EXPRESS OR CERTIFIED MAIL:

         SSgA Funds                       SSgA Funds
         P.O. Box 8317                    66 Brooks Drive

         Boston, MA 02266-8317            Braintree, MA 02184

All purchases made by check should be in US dollars from a US bank. Third party checks and checks drawn on credit card accounts will not be accepted.

FEDERAL FUNDS WIRE. You may make initial or subsequent investments by wiring federal funds to State Street, as Transfer Agent, by:

1. Telephoning the Customer Service Department at 1-800-647-7327 between 8 a.m. and 4 p.m. Eastern time, and stating: (a) your account registration number, address and social security or tax identification number; (b) the name of the fund in which the investment is to be made and the account number; and (c) the exact amount being wired.

2.   Instructing the wiring bank to wire federal funds to:

     State Street Bank and Trust Company
     225 Franklin Street, Boston, MA 02110
     ABA #0110-0002-8
     DDA #9904-631-0
     SSgA (Name of Fund) Fund(s)
     Account Number and Registration
     Dollar Amount Per Account (if one wire is to cover more than one purchase)

If all wires, checks and transfers are not identified properly as instructed above, the Transfer Agent may delay, reject and/or incorrectly apply the settlement of your purchase. Any wires received at State Street Bank without a corresponding call into the Customer Service Department will be purchased as indicated on the wire at the next determined net asset value.

AUTOMATIC INVESTMENT PLAN. Once the initial investment has been made, you may make subsequent investments of $100 or more monthly, quarterly or annually by direct deposit through Automatic Clearing House (ACH) by debiting your bank checking account. Please complete the appropriate section of the Application and attach a voided personal check to correctly code your account with the bank instructions. Once this option has been established, you may call the Customer Service Department at 1-800-647-7327 prior to 3 p.m. Eastern time to make additional automatic purchases, to change the amount of the existing automatic purchase, or to stop it. Shares will be purchased at the offering price next determined following receipt of the order by the Transfer Agent.

IN-KIND PURCHASE OF SECURITIES. The fund may, at its discretion, permit you to purchase shares through the exchange of other securities you own. Any securities exchanged must meet the following criteria:

1. The investment objective, policies and limitations must match that of the fund;

2.   They must have a readily ascertainable market value;

3.   They must be liquid;

4.   They must not be subject to restrictions on resale; and

5. The market value of any securities exchanged, plus any cash, must be at least $25 million; the fund reserves the right to make exceptions to this minimum or to increase the minimum at its discretion.

Shares purchased in exchange for securities generally may not be redeemed or exchanged until the transfer has settled--ordinarily within three business days following the date of the exchange.

The basis of the exchange will depend upon the relative net asset value of the shares purchased and securities exchanged. Securities accepted by the fund will be valued in the same manner as the fund values its assets. Any interest earned on the securities following their delivery to the Transfer Agent and prior to the exchange will be considered in valuing the securities. All interest, dividends subscription or other rights attached to the securities become the property of the fund, along with the securities.

REDEMPTION OF FUND SHARES

Fund shares may be redeemed on any business day at the net asset value next determined after the receipt of a redemption request by following one of the methods described below. A business day is one on which the New York Stock Exchange is open for regular trading. Ordinarily, proceeds of redemption requests received before the close of the New York Stock Exchange on any business day are sent out the next business day. Unless otherwise specified, payments of redemption proceeds will be mailed to your address of record. Redemption requests must be received prior to the close of the New York Stock Exchange (which ordinarily is 4 p.m. Eastern time) in order to be effective on the date received.

If you purchased fund shares by check or an automatic investment program (AIP) and you elect to redeem shares within 15 days of the purchase, you may experience delays in receiving redemption proceeds. In this case, the fund will generally postpone sending redemption proceeds until it can verify that the check or AIP investment has been collected, but in no event will this delay exceed 15 days. There will be no such delay for redemptions following investments paid by federal funds wire or by bank cashier's check, certified check or treasurer's check.

TELEPHONE AND OTHER ELECTRONIC REDEMPTIONS. Shareholders may normally redeem fund shares by telephoning the Customer Service Department at 1-800-647-7327 between 8 a.m. and 4 p.m. Eastern time. You must complete the appropriate section of the Application and attach a voided check to code your account correctly with the bank information before utilizing this feature. The fund and the Transfer Agent will employ reasonable procedures to confirm that instructions communicated by telephone are properly authorized. Neither the fund, the Distributor nor the Transfer Agent will be responsible for any loss or expense for executing instructions that are deemed to be authorized and genuine after following reasonable procedures. These procedures include recording telephonic instructions, mailing to the shareholder a written confirmation of the transaction, performing a personal identity test with private information not likely to be known by other individuals, and restricting mailing of redemptions to your address of record. Please note that if the address of record has been changed within 60 days of the redemption request, the request must be in writing. Please see "Redemption Requests in Writing." To the extent the Transfer Agent fails to use reasonable procedures as a basis for its belief, it and/or its service contractors may be liable for telephone instructions that prove to be fraudulent or unauthorized. Similarly, the SSgA funds, the Distributor or the Transfer Agent will be responsible for fraudulent or unauthorized instructions received by any electronic means only if they act with willful misfeasance, bad faith or gross negligence.

DURING PERIODS OF DRASTIC ECONOMIC OR MARKET CHANGES, SHAREHOLDERS GIVING INSTRUCTIONS BY PHONE MAY ENCOUNTER DELAYS.

REDEMPTION PROCEEDS BY WIRE. Upon request, redemption proceeds of $1,000 or more will be wire transferred to your account at a domestic commercial bank that is a member of the Federal Reserve System. You must indicate this option on your application or letter of instruction in good order. If bank instructions are not indicated on the account, a signature guaranteed letter of instruction is required to add the bank information to send proceeds via wire. The SSgA Funds do not provide wire transfer service for redemption proceeds of less than $1,000. The shares will be redeemed from the account on the day the redemption instructions are received and the proceeds wire will normally be sent the next business day, but may take up to seven business days. Although the fund does not charge a fee for this service, it reserves the right to charge a fee for the cost of wire-transferred redemptions, and your bank may charge a fee for receiving the wire. Please check with your bank before requesting this feature.

REDEMPTION PROCEEDS BY CHECK. Telephone redemption requests for proceeds less than $50,000 may be sent by check and to the address shown on the Transfer Agent's registration record, provided that the address has not been changed within 60 days of the redemption request. Shares will be redeemed using that day's closing price. All proceeds by check will normally be sent the following business day. Requests for redemptions over $50,000 must be in writing. Please follow instructions under "Redemption Requests in Writing."

REDEMPTION REQUESTS IN WRITING. In certain circumstances, a shareholder will need to make a request to sell shares in writing (please use the addresses for purchases by mail listed under "Purchase of Fund Shares"). The shareholder may need to include additional items with the request, as shown in the table below. Shareholders may need to include a signature guarantee, which protects them against fraudulent orders. A written request for redemption with a signature guarantee will be required if:

1.   Your address of record has changed within the past 60 days;

2.   You are redeeming more than $50,000 worth of shares;

3. You are requesting that a payment be sent to an address other than the address of record; or

4. You are requesting that a payment be made payable to persons other than the registered owner(s).

Signature guarantees can usually be obtained from the following sources:

1.   A broker or securities dealer, registered with a domestic stock exchange;

2.   A federal savings, cooperative or other type of bank;

3.   A savings and loan or other thrift institution;

4.   A credit union; or

5.   A securities exchange or clearing agency.

Please check with the institution prior to signing to ensure that they are an acceptable signature guarantor. A notary public cannot provide a signature guarantee.

          SELLER                          REQUIREMENTS FOR WRITTEN REQUESTS
          Owner of individual, joint,     -  Letter of instruction, signed by
          sole proprietorship,               all persons authorized to sign for
          UGMA/UTMA (custodial               the account stating general
          accounts for minors) or            titles/capacity, exactly as the
          general partner accounts           account is registered; and

                                          -  Signature guarantee, if applicable
                                             (see above).

          Owners of corporate or          -  Letter of instruction signed by
          association accounts               authorized person(s), stating
                                             capacity as indicated by the
                                             corporate resolution;

                                          -  Corporate resolution, certified
                                             within the past 90 days; and

                                          -  Signature guarantee, if applicable
                                             (see above).

          Owners or trustees of trust     -  Letter of instruction, signed by
          accounts                           all trustees;

                                          -  If the trustees are not named in
                                             the registration, please provide a
                                             copy of the trust document
                                             certified within the past 60 days;
                                             and

                                          -  Signature guarantee, if applicable
                                             (see above).

          Joint tenancy shareholders      -  Letter of instruction signed by
          whose co-tenants are deceased      surviving tenant(s);

                                          -  Certified copy of the death
                                             certificate; and

                                          -  Signature guarantee, if applicable
                                             (see above).

Please contact the Customer Service Department at 1-800-647-7327 for questions and further instructions.

IN-KIND REDEMPTIONS. The fund may pay any portion of the redemption amount in excess of $15 million by a distribution in kind of readily marketable securities from the portfolio of the fund in lieu of cash. You will incur brokerage charges and may incur other fees on the sale of these portfolio securities. In addition, you will be subject to the market risks associated with such securities until such time as you choose to dispose of the security.

SYSTEMATIC WITHDRAWAL PLAN BY CHECK. If your account balance is over $10,000, you may request periodic cash withdrawals automatically be paid to you or any person you designate. If the checks are returned to the fund as undeliverable or remain uncashed for six months or more, the systematic withdrawal plan will be cancelled and the amount will be reinvested in the relevant fund at the per share net asset value determined as of the date of the cancellation of the checks. No interest will accrue on the amounts represented by the uncashed distributions or redemption checks.

SYSTEMATIC WITHDRAWAL PLAN BY ACH. You may make automatic withdrawals of $100 or more by completing the appropriate sections of the Application. You must also attach a voided check to code your account with the correct wire instructions. This option allows you to designate future withdrawal dates and amounts as long as your account balance is over $10,000.

Please note that proceeds from ACH withdrawals will be transmitted to the investor's bank two days after the trade is placed or executed automatically.

EMERGENCY CONDITIONS. The SSgA Funds reserve the right to suspend the right of redemption, or postpone the date of payment for more than seven days, if emergency conditions should exist, as specified in the 1940 Act or as determined by the Securities and Exchange Commission.

EXCHANGES

TELEPHONE EXCHANGE AND SYSTEMATIC EXCHANGE. Subject to satisfying the minimum investment requirement, investors may have $100 or more of their fund shares exchanged for shares of any other SSgA Fund. There is no charge for this service. To use this option, contact the Customer Service Department at 1-800-647-7327. For telephone exchanges, shares are exchanged on the basis of relative net asset value per share on the business day on which the call is placed or upon written receipt of instructions in good form by the Transfer Agent. Exchanges may be made over the phone if the registrations of the two accounts are identical. For systematic exchanges, you can choose the date, the frequency (monthly, quarterly or annually) and the amount. If the shares of the fund were purchased by check, the shares must have been present in an account for 15 days before the exchange is made. The exchange privilege will only be available in states which permit exchanges and may be modified or terminated by the fund upon 60 days' written notice to shareholders. For Federal income tax purposes, an exchange constitutes a sale of shares, which may result in a capital gain or loss to the shareholder. Please contact your tax advisor. Each fund reserves the right to terminate or modify the exchange privilege in the future.

MARKET TIMING. Management believes that market timing strategies may be disruptive to the fund. For this reason, the Investment Company reserves the right to refuse or restrict an exchange by any person if the Investment Company reasonably believes that an exchange is part of a market timing strategy and that the fund may be adversely affected by the exchange. Although the Investment Company will attempt to give you prior notice whenever it is reasonably able to do so, it may impose these restrictions at any time. Of course, your right to redeem shares would be unaffected by these restrictions.

DISTRIBUTION SERVICES AND SHAREHOLDER SERVICING ARRANGEMENTS

The fund has adopted a distribution plan pursuant to Rule 12b-1 (the Plan) under the 1940 Act. The Plan allows the fund to pay distribution and other fees for the sale and distribution of fund shares and for services provided to shareholders. Because these fees are paid out of fund assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges. Payments to the Distributor, as well as payments from the fund to service organizations providing shareholder services to the fund, are not permitted by the Plan to exceed .25% of a fund's average net asset value per year. Any payments that are required to be made to the Distributor or service organization that cannot be made because of the .25% limitation may be carried forward and paid in the following two fiscal years so long as the Plan is in effect.

THIRD PARTY TRANSACTIONS. The SSgA Funds have authorized various financial intermediaries, such as banks, broker-dealers, investment advisors or others, to accept purchase, redemption and exchange orders on the Funds' behalf, and may perform other shareholder services. Such orders are deemed accepted by a fund when they are accepted by the financial intermediary. If you are purchasing, selling, exchanging or holding fund shares through a program of services offered by a financial intermediary, you may be required by the intermediary to pay additional fees. You should contact the intermediary for information concerning what additional fees, if any, may be charged.

PRICING OF FUND SHARES

The fund determines the price per share each business day as of the close of the regular trading session of the New York Stock Exchange (which is normally 4 p.m. Eastern time). The price of fund shares is computed by dividing the current value of the fund's assets, less liabilities, by the number of shares of the fund outstanding and rounding to the nearest cent. A business day is one on which the New York Stock Exchange is open for regular trading. Pricing does not occur on non-business days.

Ordinarily, the fund values each portfolio security based upon the last reported sales price or other market quotation for the security in the market in which the security principally trades. If market quotations are not readily available for a security or if subsequent events suggest that a market quotation is not reliable, the fund will use the security's fair value, as determined in accordance with procedures approved by the Board of Trustees. Because foreign securities sometimes trade on days when fund shares are not priced, the value of a fund's portfolio that includes such securities may change on days when fund shares cannot be purchased or redeemed. Debt obligation securities maturing within 60 days of the valuation date are valued at amortized cost unless the Board determines that the amortized cost method does not represent market value.

DIVIDENDS AND DISTRIBUTIONS

The Board of Trustees intends to declare and pay dividends on shares of the fund annually from net investment income. The Board of Trustees intends to declare distributions annually from net short- and long-term capital gains, if any, generally in mid-October. It is intended that an additional distribution may be declared and paid in December if required for the fund to avoid the imposition of a 4% federal excise tax on undistributed capital gains.

Dividends declared in October, November or December and payable to shareholders of record in such months will be deemed for Federal income tax purposes to have been paid by the fund and received by shareholders on December 31 of that year if the dividend is paid prior to February 1 of the following year.

Income dividends and capital gains distributions will be paid in additional shares at their net asset value on the record date unless you have elected to receive them in cash. You may make this election by giving 30 days' written notice to the Transfer Agent. If it is determined that the US Postal Service cannot properly deliver fund mailings to you, or if a check remains uncashed for at least six months, the cash election will be changed automatically. Future dividends and other distributions will be reinvested in additional shares of the relevant fund until you notify the SSgA Funds in writing of the correct address. You must also request in writing that the election to receive dividends and other distributions in cash be reinstated. In addition, following the six-month period, any undeliverable or uncashed checks will be cancelled and the amounts will be reinvested in the relevant fund at the per share net asset value determined as of the date of cancellation of the checks. No interest will accrue on the amounts represented by the uncashed distribution or redemption checks.

Any dividend or capital gain distribution paid by the fund shortly after a purchase of shares will reduce the per share net asset value of the fund by the amount of the dividend or distribution. In effect, the payment will represent a return of capital to the shareholder. However, you will be subject to taxes with respect to such dividend or distribution.

DISTRIBUTION OPTION. You can choose from four different distribution options as indicated on the Application:

- Reinvestment Option--Dividends and capital gain distributions will be automatically reinvested in additional shares of the fund. If you do not indicate a choice on the Application, this option will be automatically assigned.

- Income-Earned Option--Capital gain distributions will be automatically reinvested, but a check or wire will be sent for each dividend distribution.

- Cash Option--A check, wire or direct deposit (ACH) will be sent for each dividend and capital gain distribution.

- Direct Dividends Option--Dividends and capital gain distributions will be automatically invested in another identically registered SSgA Fund.

If the cash option is selected and you chose a wire or direct deposit (ACH), the distribution will be sent to a pre-designated bank by the payable date. If you chose cash option and requested a check, the check will be mailed to you.

TAXES

Dividends from net investment income and distributions of net short-term capital gains are taxable to you as ordinary income under federal income tax laws whether paid in cash or in additional shares. Distributions from net long-term gains are taxable as long-term gains regardless of the length of time you have held the shares and whether you were paid in cash or additional shares.

The fund's distributions, whether received as cash or reinvested in additional shares of the fund, may be subject to federal income taxes. Dividends and distributions may also be subject to state or local taxes. Depending on the tax rules in the state in which you live, a portion of the dividends paid by the fund attributable to direct obligations of the US Treasury and certain agencies may be exempt from state and local taxes.

Selling (including an exchange of) your fund shares is a taxable event and may result in capital gain or loss. A capital gain or loss may be realized from an ordinary redemption of shares or an exchange of shares between two mutual funds (or two series of portfolios of a mutual fund). Any loss incurred on the sale or exchange of fund shares held for six months or less will be treated as a long-term loss to the extent of long-term capital gain dividends received with respect to such shares.

You will be notified after each calendar year of the amount of income dividends and net capital gains distributed. You will also be advised of the percentage, if any, of the dividends by the fund that are exempt from federal income tax and the portion, if any, of those dividends that is a tax preference item for purposes of the alternative minimum tax. The fund is required to withhold a legally determined portion of all taxable dividends, distributions and redemption proceeds payable to any noncorporate shareholder that does not provide the fund with the shareholder's correct taxpayer identification number or certification that the shareholder is not subject to backup withholding.

Foreign shareholders invested in any SSgA Fund should consult with their tax advisors as to if and how the federal income tax and its withholding requirements applies to them.

The tax discussion in this prospectus is only a summary of certain federal income tax issues generally affecting the fund and its shareholders. Circumstances among investors may vary, so you are encouraged to discuss investment in the fund with your tax advisor.

                                   SSgA FUNDS

                             SSgA Money Market Fund

                      SSgA US Government Money Market Fund

                         SSgA Tax Free Money Market Fund

                              SSgA Yield Plus Fund

                             SSgA Intermediate Fund

                              SSgA Bond Market Fund

                            SSgA High Yield Bond Fund

                      SSgA Intermediate Municipal Bond Fund

                          SSgA Core Opportunities Fund

                             SSgA S&P 500 Index Fund

                          SSgA Disciplined Equity Fund

                            SSgA Large Cap Value Fund

                    SSgA Large Cap Growth Opportunities Fund

                               SSgA Small Cap Fund

                            SSgA Special Equity Fund

                         SSgA Tuckerman Active REIT Fund

                           SSgA Aggressive Equity Fund

                              SSgA IAM SHARES Fund

                           SSgA Emerging Markets Fund

                     SSgA International Stock Selection Fund

                  SSgA International Growth Opportunities Fund

                         SSgA MSCI(R) EAFE(R) Index Fund

                         SSgA Life Solutions Growth Fund

                        SSgA Life Solutions Balanced Fund

                   SSgA Life Solutions Income and Growth Fund

                      ADDITIONAL INFORMATION ABOUT THE FUND

A Statement of Additional Information (SAI) includes additional information about the fund. The SAI is incorporated into this Prospectus by reference and is available, without charge, upon request. To request an SAI, other information about the fund or to make any shareholder inquiry, please contact the fund at:

                        State Street Global Markets, LLC

                      State Street Financial Center, Boston
                                1 Lincoln Street

                        Boston, Massachusetts 02111-2900

                                 1-800-997-7327

The fund's prospectus and SAI are also available on the SSgA Funds' website at www.ssgafunds.com.

You can review and copy information about the fund, including the SAI, at the Securities and Exchange Commission's Public Reference Room in Washington, D.C. You can receive information on the operation of the Public Reference Room by calling 1-202-942-8090. Reports and other information about the fund are available on the EDGAR database on the Commission's internet site at http://www.sec.gov, and copies also may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing the Commission's Public Reference Section, Washington, D.C. 20549-0102.

SSgA Funds' Investment Company Act File No. 811-5430

                                                   Filed pursuant to Rule 485(a)
                                                    File Nos. 33-19229; 811-5430

                                   SSgA FUNDS
                      State Street Financial Center, Boston
                                1 Lincoln Street
                        Boston, Massachusetts 02111-2900
                                 1-800-997-7327
                                www.ssgafunds.com

                    SSgA LARGE CAP GROWTH OPPORTUNITIES FUND

AS WITH ALL MUTUAL FUNDS, THE SECURITIES AND EXCHANGE COMMISSION HAS NEITHER DETERMINED THAT THE INFORMATION IN THIS PROSPECTUS IS ACCURATE AND COMPLETE, NOR APPROVED OR DISAPPROVED OF THESE SECURITIES. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

The SSgA Large Cap Growth Opportunities Fund seeks long-term capital appreciation by investing in equity securities.

                     PROSPECTUS DATED ________________, 2003

PRELIMINARY PROSPECTUS DATED MARCH 28, 2003

The information in this prospectus is not complete and may be changed. We may not sell these securities until the registration statement filed with the Securities and Exchange Commission is effective. This prospectus is not an offer to sell these securities and is not soliciting an offer to buy these securities in any state where the offer or sale is not permitted.

                                TABLE OF CONTENTS

INVESTMENT STRATEGIES AND PRINCIPAL RISKS                                                                   3

   INVESTMENT OBJECTIVE                                                                                     3
   PRINCIPAL INVESTMENT STRATEGY                                                                            3
   PRINCIPAL RISKS OF INVESTING IN THE FUND                                                                 3
   TEMPORARY DEFENSIVE POSITION                                                                             4
   RISK AND RETURN                                                                                          4

FEES AND EXPENSES OF THE FUND                                                                               6

MANAGEMENT OF THE FUND                                                                                      7

ADDITIONAL INFORMATION ABOUT THE FUND'S OBJECTIVES, INVESTMENT STRATEGIES AND RISKS                         7

SHAREHOLDER INFORMATION                                                                                     9

   PURCHASE OF FUND SHARES                                                                                  9
   REDEMPTION OF FUND SHARES                                                                               11
   EXCHANGES                                                                                               13
   DISTRIBUTION SERVICES AND SHAREHOLDER SERVICING ARRANGEMENTS                                            13
   PRICING OF FUND SHARES                                                                                  14
   DIVIDENDS AND DISTRIBUTIONS                                                                             14
   TAXES                                                                                                   15

ADDITIONAL INFORMATION ABOUT THE FUND                                                                      17

                    INVESTMENT STRATEGIES AND PRINCIPAL RISKS

INVESTMENT OBJECTIVE

The SSgA Large Cap Growth Opportunities Fund seeks long-term capital appreciation by investing in equity securities.

The fund is a diversified company under the Investment Company Act of 1940, as amended (the 1940 Act). The investment objective of the fund may be changed by the fund's trustees without shareholder approval as defined in the 1940 Act. SSgA Funds Management, Inc. (the Advisor), serves as the fund's investment advisor.

PRINCIPAL INVESTMENT STRATEGY

Under normal market conditions, the fund invests at least 80% of total assets in securities, such as common stocks, issued by companies with large market capitalizations. Shareholders will be notified 60 days prior to changing the 80% investment policy. These large market capitalization companies include, but are not limited to, companies represented by the Russell 1000(R) Index. As of July 1, 2002, the Russell 1000 Index has a total market capitalization range of approximately $309 billion to $1.3 billion. The fund will measure its performance against the Russell 1000(R) Growth Index.

The fund will invest primarily in common stocks that the Advisor believes have a solid business model, earnings growth and potential for capital appreciation. Companies with high growth potential tend to be companies with higher than average price/earning (P/E) or price/book (P/B) ratios. Companies with strong growth potential often have new products, technologies, distribution channels or have a strong industry or market position. The Advisor expects to focus primarily on growth securities whose market capitalizations are over $5 billion at the time of purchase. The size of the companies in the Russell 1000 Index on which the Advisor intends to focus will change with market conditions and the composition of the index. The Advisor uses its own fundamental research to analyze each issuer's financial condition, industry position, market and economic conditions including earnings forecasts to select investments from among the fund's investment universe. This fundamental approach is supplemented by computer models and other proprietary measures of growth in managing the fund. The Advisor may use various techniques, including buying and selling derivative instruments such as futures contracts or exchange traded funds to increase or decrease the fund's exposure to changing market conditions that affect security values. The fund may participate in initial public offerings and may also invest in securities of foreign issuers.

PRINCIPAL RISKS OF INVESTING IN THE FUND

Investment in the fund, like any investment, has risks. Fund shares will rise and fall in value and there is a risk you could lose money by investing in the fund. There can be no assurance that the fund will achieve its objective. An investment in the fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

The following is an alphabetized description of the principal risks associated with an investment in the fund. For additional information concerning the instruments and investment techniques identified in these descriptions, see "Additional Information about the Fund's Objectives, Investment Strategies and Risks."

CREDIT/DEFAULT RISK. Credit/default risk includes the risk that an issuer or guarantor of a security, or a bank or other financial institution that has entered into a repurchase agreement with the fund, may default on its payment obligations.

DERIVATIVES RISK. There are certain investment risks in using derivatives, such as futures contracts, options on futures, swaps and structured notes. If a fund incorrectly forecasts interest rates or other features of the particular instrument in using derivatives, a fund could lose money. Derivatives are sometimes used to hedge the risks associated with holding other instruments, or as a substitute for such instruments. Price movements of a futures contract, option or structured notes may not be identical to price movements of the underlying portfolio securities or a securities index, resulting in the risk of loss if the Advisor is incorrect in its expectation of fluctuations in securities prices, interest rates or currency prices.

EQUITY SECURITIES RISK. The price of an equity security will rise and fall in response to the activities of the company that issued the stock, general market conditions, and/or specific economic or political conditions. In the short-term, equity prices can fluctuate dramatically in response to issuer, market, economic, political or other developments. Issuer, market, economic, political or other developments can affect the price of equity securities of an issuer, issuers within an industry or economic sector or geographic region, or the market as a whole.

FOREIGN SECURITIES RISK. Foreign securities, foreign currencies, and securities issued by US entities with substantial foreign operations can involve additional risks relating to political, economic or regulatory conditions in foreign countries, such as: (1) less publicly available information; (2) lack of uniform accounting, auditing and financial reporting standards, practices and requirements; (3) lower trading volume, less liquidity and more volatility for securities; (4) less government regulation of securities exchanges, brokers and listed companies; (5) political or social instability; and (6) the possibility of expropriation or confiscatory taxation, each of which could adversely affect investment in such securities. All of these factors can make foreign investments more volatile and potentially less liquid than US investments. In addition, foreign markets can perform differently from the US market.

FUNDAMENTAL STRATEGY RISK. Some funds are managed according to traditional methods of active investment management, which involves the buying and selling of securities based on economic, financial and market analysis and investment judgment. A fund managed according to a fundamental strategy is subject to the risk that the investments chosen for the fund by the Advisor, based on the analysis conducted by the portfolio manager and securities analyst, may fail to perform as expected.

GROWTH STOCKS RISK. Growth stocks can react differently to issuer, political, market and economic developments than the market as a whole and other types of stocks. As a result growth stock tend to be sensitive to changes in their earnings and more volatile than other types of stocks.

IPO HOLDING RISK. IPO holding is the practice of participating in an initial public offering (an IPO) with the intent of holding the security for investment purposes. Because an IPO is an equity security that is new to the public market, the value of IPOs may fluctuate dramatically. Therefore, IPOs have greater risks than other equity investments. Because of the cyclical nature of the IPO market, from time to time there may not be any IPOs in which a fund can participate. Even when the fund requests to participate in an IPO, there is no guarantee that a fund will receive an allotment of shares in an IPO sufficient to satisfy a fund's desired participation. Due to the volatility of IPOs, these investments can have a significant impact on performance, which may be positive or negative.

IPO TRADING RISK. IPO trading is the practice of participating in an initial public offering (an IPO) and then immediately selling the security in the after-market. Engaging in this strategy could result in active and frequent trading. Use of this strategy could increase the fund's portfolio turnover and the possibility of realized capital gain. This is not a tax-efficient strategy. From time to time, it may not be possible to pursue an IPO trading strategy effectively because of a limited supply of "hot" IPOs. In addition, this practice may result in losses if a fund purchases a security in an IPO and there is insufficient demand for the security in the after-market of the IPO. Due to the volatility of IPOs, these investments can have a significant impact on performance, which may be positive or negative.

LARGE CAPITALIZATION SECURITIES RISK. A fund's emphasis on large-cap stocks makes it susceptible to the business risks of larger companies, which usually cannot change as quickly as smaller companies in response to competitive challenges. Larger companies also tend not to be able to maintain the high growth rates of well-managed smaller companies, especially during strong economic periods.

MARKET RISK. The value of the securities in which a fund invests may go up or down in response to the prospects of individual companies and/or general economic conditions. Price changes may be temporary or may last for extended periods.

TEMPORARY DEFENSIVE POSITION

SHORT-TERM INVESTMENTS. For defensive purposes, the fund may temporarily invest, without limitation, in short-term fixed income securities. High quality, investment-grade securities include obligations issued or guaranteed as to principal and interest by the US Government, its agencies or instrumentalities and repurchase agreements collateralized by these obligations, commercial paper, bank certificates of deposit, bankers' acceptances and time deposits. This strategy may be inconsistent with the fund's principal investment strategy in an attempt to respond to adverse market, economic, political or other conditions. Taking such a temporary defensive position may result in the fund not achieving its investment objective.

RISK AND RETURN

Because the SSgA Large Cap Growth Opportunities Fund is new and has not completed a full calendar year's operations, performance information is not included in this prospectus. To obtain performance information for the fund, please call 1-800-997-7327 or visit the website at www.ssgafunds.com. This fund began operating on ________________, 2003.

HISTORICAL PERFORMANCE. Because the SSgA Large Cap Growth Opportunities Fund is a new fund, there is no information regarding its investment performance. However, State Street Global Advisors ("SSgA"), the investment management division of State Street Bank and Trust Company and its affiliated entities, including the Advisor, has experience managing another account with substantially similar investment objectives and strategies as the fund. The performance information shown below is not the performance of the fund, but the performance of another account managed by SSgA.

The table below sets forth the investment performance for the periods indicated of the SSgA US Large Cap Growth Opportunities Fund, a collective investment fund comprised of assets of qualified pension and profit sharing plans (the "Group Trust") that is managed by SSgA with investment objectives, policies and strategies substantially similar to those of SSgA Large Cap Growth Opportunities Fund. The portfolio managers for the fund are dual employees of SSgA and the Advisor and as a result manage all clients, regardless of account type, in this strategy for both the Advisor and SSgA. The historical performance of the Group Trust represents the unitized return of the Group Trust during each period indicated and has been adjusted to give effect on a quarterly basis to fees and expenses in the amount of 1.10%, which is the estimated expense ratio of the fund, net of contractual waivers and reimbursements. The performance numbers include transaction and custody charges applicable to the Group Trust that would be included under the 1.10% estimated expenses for the fund. The table illustrates how the performance of the Group Trust has varied over the past one and three year periods ended December 31, 2002, respectively. The Group Trust is not subject to certain investment limitations, diversification requirements and other restrictions imposed by the 1940 Act and the Internal Revenue Code of 1986, as amended (the "Code") on investment companies. If the Group Trust had been subject to the restrictions under the 1940 Act and the Code, its performance may have been adversely affected. The performance shown below is not the performance of the fund and is not indicative of the fund's future performance.

The table compares the Group Trust's performance to the Russell 1000(R) Growth Index. Although used as a benchmark, the performance of the Russell 1000 Growth Index may not be comparable to the Group Trust because, unlike the performance of the Group Trust, the performance of the Russell 1000 Growth Index has not been adjusted for any fees or expenses.

A fund's past performance is not necessarily an indication of how the fund will perform in the future.

                           Percentage Total Returns(1)

                    For the Periods Ended December 31, 2002:

                                 (Unaudited)(2)

                                      1 YEAR     3 YEARS       INCEPTION TO DATE(3)
Group Trust(4)                       (29.23%)    (21.20%)            (4.92%)
Russell 1000(R) Growth Index         (27.89%)    (23.64%)            (8.13%)

----------
(1) Performance is calculated based on Unit Price Methodology. Periods of 12 months and over are annualized.

(2) An auditing firm audits the pricing of the SSgA US Large Cap Growth Opportunities Fund at least annually. The performance is calculated on a price to price comparison. The performance calculation is not audited.

(3) The SSgA US Large Cap Growth Opportunities Fund commenced operations on July 31, 1998.

(4) The performance does not reflect the impact of taxes payable on dividends or other distributions of the Group Trust or on gains and losses realized upon the redemption of shares of the Group Trust. The performance of the Group Trust would be adversely affected by any such taxes.

                          FEES AND EXPENSES OF THE FUND

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)

     Maximum Sales Charge (Load) Imposed on Purchases                    None
     Maximum Deferred Sales Charge (Load)                                None
     Maximum Sales Charge (Load) Imposed on Reinvested
      Dividends or Other Distributions                                   None
     Redemption Fee                                                      None
     Exchange Fee                                                        None
     Maximum Account Fee                                                 None

ANNUAL FUND OPERATING EXPENSES
   (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)

     Management Fee                                                       .75%
     Distribution and Service (12b-1) Fees(1)                             .25
     Other Expenses(2)                                                    .10
                                                                         ----
     Total Annual Fund Operating Expenses(3)                             1.10%
                                                                         ====

EXAMPLE

THIS EXAMPLE IS INTENDED TO HELP YOU COMPARE THE COST OF INVESTING IN THE FUND WITH THE COST OF INVESTING IN OTHER MUTUAL FUNDS.

THE EXAMPLE ASSUMES THAT YOU INVEST $10,000 IN THE FUND FOR THE TIME PERIODS INDICATED, AND THEN REDEEM ALL OF YOUR SHARES AT THE END OF THOSE PERIODS. THE EXAMPLE ALSO ASSUMES THAT YOUR INVESTMENT HAS A 5% RETURN EACH YEAR, THAT ALL DIVIDENDS AND DISTRIBUTIONS ARE REINVESTED, AND THAT THE FUND'S OPERATING EXPENSES REMAIN THE SAME. ALTHOUGH YOUR ACTUAL COSTS MAY BE HIGHER OR LOWER, BASED ON THESE ASSUMPTIONS, YOUR COSTS WOULD BE:

     1 YEAR                 3 YEARS
     $  112                 $   350
     ======                 =======

Investors purchasing fund shares through a financial intermediary, such as a bank or an investment advisor, may also be required to pay additional fees for services provided by the intermediary. Such investors should contact the intermediary for information concerning what additional fees, if any, will be charged.

Long-term shareholders of the fund may pay more in Rule 12b-1 fees than the economic equivalent of the maximum front-end sales charge permitted by the National Association of Securities Dealers, Inc.

----------
(1) The stated fee includes .13% for 12b-1 Distribution and .12% for 12b-1 Shareholder Servicing Fees

(2) Other expenses are based on estimated amounts for the current fiscal year.

(3) The Advisor has contractually agreed to reimburse the fund to the extent that total expenses exceed 1.10% until December 31, 2003.

                             MANAGEMENT OF THE FUND

INVESTMENT ADVISOR. SSgA Funds Management, Inc. (the Advisor), Two International Place, Boston, Massachusetts 02110, serves as the investment advisor for the fund and directs the investment of the fund in accordance with the fund's investment objective, policies and restrictions.

The Advisor is registered with the Securities and Exchange Commission as an investment advisor under the Investment Advisers Act of 1940 and is a wholly owned subsidiary of State Street Corporation, a publicly held bank holding company. As of November 30, 2002, the Advisor had over $67 billion in assets under management. The Advisor, State Street Bank and Trust Company (State Street) and other advisory affiliates of State Street make up State Street Global Advisors (SSgA), the investment management arm of State Street Corporation. With over $745 billion under management as of November 30, 2002, SSgA provides complete global investment management services from offices in North America, South America, Europe, Asia, Australia and the Middle East. State Street, a 200-year old pioneer and leader in the world of financial services, is one of the largest providers of securities processing and record keeping services for US mutual funds and pension funds.

For these services, the fund pays the Advisor an annual management fee, calculated daily and paid monthly, of 0.75% of the average daily net asset value of the fund.

Each of the SSgA Funds is managed by a team of investment professionals. The Advisor uses a team approach to create an environment that encourages the flow of investment ideas. The portfolio managers within the team work together in a cohesive manner to develop and enhance techniques that drive the investment process for each respective investment strategy offered by the Advisor and State Street Global Advisors. This approach requires portfolio managers to share a variety of responsibilities including investment strategy and analysis while retaining responsibility for the implementation of the strategy within any particular portfolio. The approach also enables the team to draw upon the resources of other groups within State Street Global Advisors. The fund is managed by the SSgA Global Fundamental Strategy Group. The SSgA Global Fundamental Strategy Group is overseen by the State Street Global Advisors Investment Committee.

                     ADDITIONAL INFORMATION ABOUT THE FUND'S
                   OBJECTIVES, INVESTMENT STRATEGIES AND RISKS

The investment policies described below reflect the fund's current practices. Risk information related to the investment instrument or strategy described below is contained in the Principal Risks section. Additional risk information applicable to the instrument or strategy is also described below. Please read the Principal Risks section carefully. There can be no assurance that these investment policies will ensure achievement of the fund's investment objective.

FUTURES CONTRACTS AND OPTIONS ON FUTURES. To equitize cash or for purposes of hedging the fund's other investments, the fund may enter into futures contracts that relate to securities in which it may directly invest and indices comprised of such securities and may purchase and write call and put options on such contracts. The fund may also purchase futures and options if cheaper than the underlying stocks or bonds. Futures and options on futures transactions of the fund will be conducted so that the total amount paid on premiums for all such transactions will not exceed 5% of the value of the fund's total assets. Further, the fund will not enter into futures or options on futures contracts or combination thereof if, as a result, the aggregate value of all securities or collateral used to cover its outstanding options would exceed 25% of the value of the fund's total assets.

A financial futures contract is a contract to buy or sell a specified quantity of financial instruments such as US Treasury bills, notes and bonds, commercial paper and bank certificates of deposit or the cash value of a financial instrument index at a specified future date at a price agreed upon when the contract is made. Under such contracts no delivery of the actual securities making up the index takes place. Rather, upon expiration of the contract, settlement is made by exchanging cash in an amount equal to the difference between the contract price and the closing price of the index at expiration, net of variation margin previously paid.

In particular, stock index futures are used by the funds to invest all cash and cash equivalents so that the funds may remain fully invested in the equity market. This will enable the funds to facilitate demand for same day redemptions. A stock index futures contract is a contract to buy or sell specified units of a stock index at a specified future date at a price agreed upon when the contract is made. The value of a unit is based on the current value of the contract index. Under such contracts no delivery of the actual stocks making up the index takes place. Rather, upon expiration of the contract, settlement is made by exchanging cash in an amount equal to the difference between the contract price and the closing price of the index at expiration, net of variation margin previously paid.

Substantially all futures contracts are closed out before settlement date or called for cash settlement. A futures contract is closed out by buying or selling an identical offsetting futures contract. Upon entering into a futures contract, a fund is required to deposit an initial margin with the Custodian for the benefit of the futures broker. The initial margin serves as a "good faith" deposit that a fund will honor its futures commitments. Subsequent payments (called "variation margin") to and from the broker are made on a daily basis as the price of the underlying investment fluctuates.

Options on futures contracts give the purchaser the right to assume a position at a specified price in a futures contract at any time before expiration of the option contract.

When trading futures contracts, a fund will not commit more than 5% of the market value of its total assets to initial margin deposits on futures and premiums paid for options on futures.

A fund's transactions, if any, in options, futures, options on futures and equity swaps involve additional risk of loss. Loss can result from a lack of correlation between changes in the value of derivative instruments and the portfolio assets (if any) being hedged, the potential illiquidity of the markets for derivative instruments, or the risks arising from margin requirements and related leverage factors associated with such transactions. The use of these management techniques also involves the risk of loss if the Advisor is incorrect in its expectation of fluctuations in securities prices, interest rates or currency prices. Please see Derivatives Risk in the Principal Risks section.

INITIAL PUBLIC OFFERINGS (IPOs). An IPO is the first public issue of common stock by a firm. Only IPOs of companies that fit within a fund's investment strategy (including sector, industry and stock weightings), objective, and risk tolerance will be considered. There are two primary investment strategies that involve the use of IPOs:

     - IPO Trading. IPO trading is the practice of participating in an IPO and then immediately selling the security in the after-market. This is not a tax-efficient strategy.

     - IPO Holding. IPO holding is the practice of participating in an IPO with the intent of holding the security in the portfolio based on expected appreciation in value.

IPO allocation among the SSgA Funds is based primarily on the portfolio manager's discretion to participate in such IPOs and other investment considerations. The portfolio management team is responsible for determining whether a particular IPO is appropriate for any of the team's accounts and for notifying the trading department of SSgA of the desire to participate in an allocation of any particular IPO for one or more accounts. The Advisor's IPO allocation policies limit the extent to which any particular account may participate in an IPO to 5% of the total asset value of the account. In addition, each portfolio manager retains the ability to elect to request a smaller percentage if he or she determines that such percentage is appropriate for his or her accounts. The IPO policies provide that, upon receipt of an IPO allocation from a brokerage firm, the trading department shall, under normal circumstances and with certain de minimus exceptions, allocate shares of the IPO to each account pro rata based on the number of shares requested for each account.

AMERICAN DEPOSITORY RECEIPTS. The common stocks that a fund may invest in include American Depository Receipts (ADRs). ADRs represent the right to receive securities of foreign issuers deposited in a domestic bank or a correspondent bank. ADRs do not eliminate the risk inherent in investing in securities of foreign issuers, such as: (1) less publicly available information; (2) lack of uniform accounting, auditing and financial reporting standards, practices and requirements; (3) lower trading volume, less liquidity and more volatility for securities; (4) less government regulation of securities exchanges, brokers and listed companies; (5) political or social instability; and (6) the possibility of expropriation or confiscatory taxation, each of which could adversely affect investment in such securities. For purposes of a fund's investment policies, a fund's investments in ADRs and similar instruments will be deemed to be investments in the equity securities representing securities of foreign issues into which they may be converted.

OPTIONS ON SECURITIES AND SECURITIES INDICES. The fund may write and purchase covered put and call options on securities in which it may directly invest. Option transactions of the fund will be conducted so that the total amount paid on premiums for all put and call options outstanding will not exceed 5% of the value of the fund's total assets. Further, the fund will not write a put or call option or combination thereof if, as a result, the aggregate value of all securities or collateral used to cover its outstanding options would exceed 25% of the value of the fund's total assets.

The fund may purchase or sell options on securities indices that are comprised of securities in which it may directly invest, subject to the limitations set forth above and provided such options are traded on a national securities exchange or in the over-the-counter market. Options on securities indices are similar to options on securities except there is no transfer of a security and settlement is in cash. A call option on a securities index grants the purchaser of the call, for a premium paid to the seller, the right to receive in cash an amount equal to the difference between the closing value of the index and the exercise price of the option times a multiplier established by the exchange upon which the option is traded.

A fund's transactions, if any, in options involve additional risk of loss. Loss can result from a lack of correlation between changes in the value of derivative instruments and the portfolio assets (if any) being hedged, the potential illiquidity of the markets for derivative instruments, or the risks arising from margin requirements and related leverage factors associated with such transactions. The use of these management techniques also involves the risk of loss if the Advisor is incorrect in its expectation of fluctuations in securities prices, interest rates or currency prices. Please see Derivatives Risk in the Principal Risks section.

PREFERRED STOCKS. Preferred stock, unlike common stock, generally confers a stated dividend rate payable from the corporation's earnings. Such preferred stock dividends may be cumulative or noncumulative, fixed, participating, auction rate or other. If interest rates rise, a fixed dividend on preferred stocks may be less attractive, causing the price of preferred stocks to decline either absolutely or relative to alternative investments. Preferred stock may have mandatory sinking fund provisions, as well as provisions that allow the issuer to redeem or call the stock. The right to payment of preferred stock is generally subordinate to rights associated with a corporation's debt securities.

REPURCHASE AGREEMENTS. A fund enters into repurchase agreements with banks and other financial institutions, such as broker-dealers. In substance, a repurchase agreement is a loan for which the fund receives securities as collateral. Under a repurchase agreement, a fund purchases securities from a financial institution that agrees to repurchase the securities at the fund's original purchase price plus interest within a specified time. Repurchase transactions are limited to those member banks of the Federal Reserve System and broker-dealers whose creditworthiness the Advisor considers satisfactory. If the other party or "seller" defaults, a fund might suffer a loss to the extent that the proceeds from the sale of the underlying securities and other collateral held by the fund are less than the repurchase price and the fund's cost associated with delay and enforcement of the repurchase agreement. In addition, in the event of a bankruptcy of the seller, a fund could suffer additional losses if a court determines that the fund's interest in the collateral is not enforceable. In evaluating whether to enter into a repurchase agreement, the Advisor will carefully consider the creditworthiness of the seller. Distributions of the income from repurchase agreements will be taxable to a fund's shareholders.

CASH SWEEP PROGRAM. Pursuant to the terms and conditions of an SEC exemptive order and IRS private letter ruling, the SSgA Funds may participate in a Cash Sweep Program. In the Cash Sweep Program, uninvested cash balances of Participating Funds are used to purchase shares of Central Funds. Central Funds are the Money Market and US Government Money Market Funds. Participating Funds are portfolios of the SSgA Funds other than the Central Funds. The Cash Sweep Program reduces the risk of counterparty default on repurchase agreements and the market risk associated with direct purchases of short-term obligations, while providing high current money market rates of return, ready liquidity and increased diversity of holdings. Shares of a Central Fund sold to and redeemed from a Participating Fund will not be subject to a sales load, redemption fee, distribution fee or service fee. If Central Fund shares sold to or redeemed from a Participating Fund are subject to any such distribution or service fee, the Advisor will waive its advisory fee for each Participating Fund in an amount that offsets the amount of such distribution and/or service fees incurred by the Participating Fund. The uninvested cash invested in a Central Fund may not exceed 25% of any Participating Fund's total assets. For purposes of this limitation, each Participating Fund will be treated as a separate investment company.

                             SHAREHOLDER INFORMATION

PURCHASE OF FUND SHARES

DISTRIBUTION AND ELIGIBLE INVESTORS. Shares of the SSgA Funds are offered without a sales commission by State Street Global Markets, LLC (the Distributor), to institutional and retail investors which invest for their own account or in a fiduciary or agency capacity.

MINIMUM INITIAL AND SUBSEQUENT INVESTMENTS AND ACCOUNT BALANCE. The fund requires a minimum initial investment of $1,000, with the exception of IRA accounts, for which the minimum initial investment is $250. Subsequent investments must be at least $100. An investment in the fund (other than IRA accounts) may be subject to redemption at the fund's discretion if the account balance is less than $1,000 as a result of shareholder redemptions. The Transfer Agent will give shareholders 60 days' notice that the account will be closed unless an investment is made to increase the account balance to the $1,000 minimum. Failure to bring the account balance to $1,000 may result in the Transfer Agent closing the account at the net asset value (NAV) next determined on the day the account is closed and mailing the proceeds to the shareholder's address shown on the Transfer Agent's records. If you are purchasing fund assets through a pension or other participation plan, you should contact your plan administrator for further information on purchases.

PURCHASE DATES AND TIMES. Fund shares may be purchased on any business day at the net asset value next determined after receipt of the purchase order. A business day is one on which the New York Stock Exchange is open for regular trading. All purchases must be made in US dollars. Purchase orders in good form (described below) and payments for fund shares by check or by wire transfer must be received by the Transfer Agent prior to the close of the regular trading session of the New York Stock Exchange, which ordinarily is 4 p.m. Eastern time, to be effective on the date received. If an order or payment is received on a non-business day or after the close of the New York Stock Exchange, the order will be effective on the next business day.

ORDER AND PAYMENT PROCEDURES. There are several ways to invest in the fund. The fund requires a purchase order in good form, which consists of a completed and signed Application for each new account, unless the account is opened through a third party which has a signed agreement with the Distributor or the SSgA Funds and does not require a completed Application to be submitted to the SSgA Funds. For additional information, including the IRA package, additional Applications or other forms, call the Customer Service Department at 1-800-647-7327, or write: SSgA Funds, P.O. Box 8317, Boston, MA 02266-8317. You may also access this information online at www.ssgafunds.com.

We are required by law to obtain certain personal information from you which will be used by us to verify your identity. If you do not provide the information, we may not be able to open your account. If we are unable to verify your identity, we reserve the right to close your account or take such other steps as we deem reasonable. The SSgA Funds reserve the right to reject any purchase order.

MAIL. For new accounts, please mail the completed Application and check. Additional investments should also be made by check. You must include the fund name and account number on your check, or use the remittance form attached to the confirmation statement (in the return envelope provided). All checks should be made payable to the SSgA Funds or State Street Bank (as the Funds' Transfer Agent). If using a servicing agent or broker-dealer, please verify with them the proper address or instructions required before writing and mailing your check. All purchase requests should be mailed to one of the following addresses:

         REGULAR MAIL:                    REGISTERED, EXPRESS OR CERTIFIED MAIL:

         SSgA Funds                       SSgA Funds
         P.O. Box 8317                    66 Brooks Drive
         Boston, MA 02266-8317            Braintree, MA 02184

All purchases made by check should be in US dollars from a US bank. Third party checks and checks drawn on credit card accounts will not be accepted.

FEDERAL FUNDS WIRE. You may make initial or subsequent investments by wiring federal funds to State Street, as Transfer Agent, by:

1. Telephoning the Customer Service Department at 1-800-647-7327 between 8 a.m. and 4 p.m. Eastern time, and stating: (a) your account registration number, address and social security or tax identification number; (b) the name of the fund in which the investment is to be made and the account number; and (c) the exact amount being wired.

2.   Instructing the wiring bank to wire federal funds to:

     State Street Bank and Trust Company
     225 Franklin Street, Boston, MA 02110
     ABA #0110-0002-8
     DDA #9904-631-0
     SSgA (Name of Fund) Fund(s)
     Account Number and Registration
     Dollar Amount Per Account (if one wire is to cover more than one purchase)

If all wires, checks and transfers are not identified properly as instructed above, the Transfer Agent may delay, reject and/or incorrectly apply the settlement of your purchase. Any wires received at State Street Bank without a corresponding call into the Customer Service Department will be purchased as indicated on the wire at the next determined net asset value.

AUTOMATIC INVESTMENT PLAN. Once the initial investment has been made, you may make subsequent investments of $100 or more monthly, quarterly or annually by direct deposit through Automatic Clearing House (ACH) by debiting your bank checking account. Please complete the appropriate section of the Application and attach a voided personal check to correctly code your account with the bank instructions. Once this option has been established, you may call the Customer Service Department at 1-800-647-7327 prior to 3 p.m. Eastern time to make additional automatic purchases, to change the amount of the existing automatic purchase, or to stop it. Shares will be purchased at the offering price next determined following receipt of the order by the Transfer Agent.

IN-KIND PURCHASE OF SECURITIES. The fund may, at its discretion, permit you to purchase shares through the exchange of other securities you own. Any securities exchanged must meet the following criteria:

1. The investment objective, policies and limitations must match that of the fund;

2.   They must have a readily ascertainable market value;

3.   They must be liquid;

4.   They must not be subject to restrictions on resale; and

5. The market value of any securities exchanged, plus any cash, must be at least $25 million; the fund reserves the right to make exceptions to this minimum or to increase the minimum at its discretion.

Shares purchased in exchange for securities generally may not be redeemed or exchanged until the transfer has settled--ordinarily within three business days following the date of the exchange.

The basis of the exchange will depend upon the relative net asset value of the shares purchased and securities exchanged. Securities accepted by the fund will be valued in the same manner as the fund values its assets. Any interest earned on the securities following their delivery to the Transfer Agent and prior to the exchange will be considered in valuing the securities. All interest, dividends subscription or other rights attached to the securities become the property of the fund, along with the securities.

REDEMPTION OF FUND SHARES

Fund shares may be redeemed on any business day at the net asset value next determined after the receipt of a redemption request by following one of the methods described below. A business day is one on which the New York Stock Exchange is open for regular trading. Ordinarily, proceeds of redemption requests received before the close of the New York Stock Exchange on any business day are sent out the next business day. Unless otherwise specified, payments of redemption proceeds will be mailed to your address of record. Redemption requests must be received prior to the close of the New York Stock Exchange (which ordinarily is 4 p.m. Eastern time) in order to be effective on the date received.

If you purchased fund shares by check or an automatic investment program (AIP) and you elect to redeem shares within 15 days of the purchase, you may experience delays in receiving redemption proceeds. In this case, the fund will generally postpone sending redemption proceeds until it can verify that the check or AIP investment has been collected, but in no event will this delay exceed 15 days. There will be no such delay for redemptions following investments paid by federal funds wire or by bank cashier's check, certified check or treasurer's check.

TELEPHONE AND OTHER ELECTRONIC REDEMPTIONS. Shareholders may normally redeem fund shares by telephoning the Customer Service Department at 1-800-647-7327 between 8 a.m. and 4 p.m. Eastern time. You must complete the appropriate section of the Application and attach a voided check to code your account correctly with the bank information before utilizing this feature. The fund and the Transfer Agent will employ reasonable procedures to confirm that instructions communicated by telephone are properly authorized. Neither the fund, the Distributor nor the Transfer Agent will be responsible for any loss or expense for executing instructions that are deemed to be authorized and genuine after following reasonable procedures. These procedures include recording telephonic instructions, mailing to the shareholder a written confirmation of the transaction, performing a personal identity test with private information not likely to be known by other individuals, and restricting mailing of redemptions to your address of record. Please note that if the address of record has been changed within 60 days of the redemption request, the request must be in writing. Please see "Redemption Requests in Writing." To the extent the Transfer Agent fails to use reasonable procedures as a basis for its belief, it and/or its service contractors may be liable for telephone instructions that prove to be fraudulent or unauthorized. Similarly, the SSgA funds, the Distributor or the Transfer Agent will be responsible for fraudulent or unauthorized instructions received by any electronic means only if they act with willful misfeasance, bad faith or gross negligence.

DURING PERIODS OF DRASTIC ECONOMIC OR MARKET CHANGES, SHAREHOLDERS GIVING INSTRUCTIONS BY PHONE MAY ENCOUNTER DELAYS.

REDEMPTION PROCEEDS BY WIRE. Upon request, redemption proceeds of $1,000 or more will be wire transferred to your account at a domestic commercial bank that is a member of the Federal Reserve System. You must indicate this option on your application or letter of instruction in good order. If bank instructions are not indicated on the account, a signature guaranteed letter of instruction is required to add the bank information to send proceeds via wire. The SSgA Funds do not provide wire transfer service for redemption proceeds of less than $1,000. The shares will be redeemed from the account on the day the redemption instructions are received and the proceeds wire will normally be sent the next business day, but may take up to seven business days. Although the fund does not charge a fee for this service, it reserves the right to charge a fee for the cost of wire-transferred redemptions, and your bank may charge a fee for receiving the wire. Please check with your bank before requesting this feature.

REDEMPTION PROCEEDS BY CHECK. Telephone redemption requests for proceeds less than $50,000 may be sent by check and to the address shown on the Transfer Agent's registration record, provided that the address has not been changed within 60 days of the redemption request. Shares will be redeemed using that day's closing price. All proceeds by check will normally be sent the following business day. Requests for redemptions over $50,000 must be in writing. Please follow instructions under "Redemption Requests in Writing."

REDEMPTION REQUESTS IN WRITING. In certain circumstances, a shareholder will need to make a request to sell shares in writing (please use the addresses for purchases by mail listed under "Purchase of Fund Shares"). The shareholder may need to include additional items with the request, as shown in the table below. Shareholders may need to include a signature guarantee, which protects them against fraudulent orders. A written request for redemption with a signature guarantee will be required if:

1.   Your address of record has changed within the past 60 days;

2.   You are redeeming more than $50,000 worth of shares;

3. You are requesting that a payment be sent to an address other than the address of record; or

4. You are requesting that a payment be made payable to persons other than the registered owner(s).

Signature guarantees can usually be obtained from the following sources:

1.   A broker or securities dealer, registered with a domestic stock exchange;

2.   A federal savings, cooperative or other type of bank;

3.   A savings and loan or other thrift institution;

4.   A credit union; or

5.   A securities exchange or clearing agency.

Please check with the institution prior to signing to ensure that they are an acceptable signature guarantor. A notary public cannot provide a signature guarantee.

          SELLER                          REQUIREMENTS FOR WRITTEN REQUESTS
          Owner of individual, joint,     -  Letter of instruction, signed by
          sole proprietorship,               all persons authorized to sign for
          UGMA/UTMA (custodial               the account stating general
          accounts for minors) or            titles/capacity, exactly as the
          general partner accounts           account is registered; and

                                          -  Signature guarantee, if applicable
                                             (see above).

          Owners of corporate or          -  Letter of instruction signed by
          association accounts               authorized person(s), stating
                                             capacity as indicated by the
                                             corporate resolution;

                                          -  Corporate resolution, certified
                                             within the past 90 days; and

                                          -  Signature guarantee, if applicable
                                             (see above).

          Owners or trustees of trust     -  Letter of instruction, signed by
          accounts                           all trustees;

                                          -  If the trustees are not named in
                                             the registration, please provide a
                                             copy of the trust document
                                             certified within the past 60 days;
                                             and

                                          -  Signature guarantee, if applicable
                                             (see above).

          Joint tenancy shareholders      -  Letter of instruction signed by
          whose co-tenants are deceased      surviving tenant(s);

                                          -  Certified copy of the death
                                             certificate; and

                                          -  Signature guarantee, if applicable
                                             (see above).

Please contact the Customer Service Department at 1-800-647-7327 for questions and further instructions.

IN-KIND REDEMPTIONS. The fund may pay any portion of the redemption amount in excess of $15 million by a distribution in kind of readily marketable securities from the portfolio of the fund in lieu of cash. You will incur brokerage charges and may incur other fees on the sale of these portfolio securities. In addition, you will be subject to the market risks associated with such securities until such time as you choose to dispose of the security.

SYSTEMATIC WITHDRAWAL PLAN BY CHECK. If your account balance is over $10,000, you may request periodic cash withdrawals automatically be paid to you or any person you designate. If the checks are returned to the fund as undeliverable or remain uncashed for six months or more, the systematic withdrawal plan will be cancelled and the amount will be reinvested in the relevant fund at the per share net asset value determined as of the date of the cancellation of the checks. No interest will accrue on the amounts represented by the uncashed distributions or redemption checks.

SYSTEMATIC WITHDRAWAL PLAN BY ACH. You may make automatic withdrawals of $100 or more by completing the appropriate sections of the Application. You must also attach a voided check to code your account with the correct wire instructions. This option allows you to designate future withdrawal dates and amounts as long as your account balance is over $10,000.

Please note that proceeds from ACH withdrawals will be transmitted to the investor's bank two days after the trade is placed or executed automatically.

EMERGENCY CONDITIONS. The SSgA Funds reserve the right to suspend the right of redemption, or postpone the date of payment for more than seven days, if emergency conditions should exist, as specified in the 1940 Act or as determined by the Securities and Exchange Commission.

EXCHANGES

TELEPHONE EXCHANGE AND SYSTEMATIC EXCHANGE. Subject to satisfying the minimum investment requirement, investors may have $100 or more of their fund shares exchanged for shares of any other SSgA Fund. There is no charge for this service. To use this option, contact the Customer Service Department at 1-800-647-7327. For telephone exchanges, shares are exchanged on the basis of relative net asset value per share on the business day on which the call is placed or upon written receipt of instructions in good form by the Transfer Agent. Exchanges may be made over the phone if the registrations of the two accounts are identical. For systematic exchanges, you can choose the date, the frequency (monthly, quarterly or annually) and the amount. If the shares of the fund were purchased by check, the shares must have been present in an account for 15 days before the exchange is made. The exchange privilege will only be available in states which permit exchanges and may be modified or terminated by the fund upon 60 days' written notice to shareholders. For Federal income tax purposes, an exchange constitutes a sale of shares, which may result in a capital gain or loss to the shareholder. Please contact your tax advisor. Each fund reserves the right to terminate or modify the exchange privilege in the future.

MARKET TIMING. Management believes that market timing strategies may be disruptive to the fund. For this reason, the Investment Company reserves the right to refuse or restrict an exchange by any person if the Investment Company reasonably believes that an exchange is part of a market timing strategy and that the fund may be adversely affected by the exchange. Although the Investment Company will attempt to give you prior notice whenever it is reasonably able to do so, it may impose these restrictions at any time. Of course, your right to redeem shares would be unaffected by these restrictions.

DISTRIBUTION SERVICES AND SHAREHOLDER SERVICING ARRANGEMENTS

The fund has adopted a distribution plan pursuant to Rule 12b-1 (the Plan) under the 1940 Act. The Plan allows the fund to pay distribution and other fees for the sale and distribution of fund shares and for services provided to shareholders. Because these fees are paid out of fund assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges. Payments to the Distributor, as well as payments from the fund to service organizations providing shareholder services to the fund, are not permitted by the Plan to exceed .25% of a fund's average net asset value per year. Any payments that are required to be made to the Distributor or service organization that cannot be made because of the .25% limitation may be carried forward and paid in the following two fiscal years so long as the Plan is in effect.

THIRD PARTY TRANSACTIONS. The SSgA Funds have authorized various financial intermediaries, such as banks, broker-dealers, investment advisors or others, to accept purchase, redemption and exchange orders on the Funds' behalf, and may perform other shareholder services. Such orders are deemed accepted by a fund when they are accepted by the financial intermediary. If you are purchasing, selling, exchanging or holding fund shares through a program of services offered by a financial intermediary, you may be required by the intermediary to pay additional fees. You should contact the intermediary for information concerning what additional fees, if any, may be charged.

PRICING OF FUND SHARES

The fund determines the price per share each business day as of the close of the regular trading session of the New York Stock Exchange (which is normally 4 p.m. Eastern time). The price of fund shares is computed by dividing the current value of the fund's assets, less liabilities, by the number of shares of the fund outstanding and rounding to the nearest cent. A business day is one on which the New York Stock Exchange is open for regular trading. Pricing does not occur on non-business days.

Ordinarily, the fund values each portfolio security based upon the last reported sales price or other market quotation for the security in the market in which the security principally trades. If market quotations are not readily available for a security or if subsequent events suggest that a market quotation is not reliable, the fund will use the security's fair value, as determined in accordance with procedures approved by the Board of Trustees. Because foreign securities sometimes trade on days when fund shares are not priced, the value of a fund's portfolio that includes such securities may change on days when fund shares cannot be purchased or redeemed. Debt obligation securities maturing within 60 days of the valuation date are valued at amortized cost unless the Board determines that the amortized cost method does not represent market value.

DIVIDENDS AND DISTRIBUTIONS

The Board of Trustees intends to declare and pay dividends on shares of the fund annually from net investment income. The Board of Trustees intends to declare distributions annually from net short-and long-term capital gains, if any, generally in mid-October. It is intended that an additional distribution may be declared and paid in December if required for the fund to avoid the imposition of a 4% federal excise tax on undistributed capital gains.

Dividends declared in October, November or December and payable to shareholders of record in such months will be deemed for Federal income tax purposes to have been paid by the fund and received by shareholders on December 31 of that year if the dividend is paid prior to February 1 of the following year.

Income dividends and capital gains distributions will be paid in additional shares at their net asset value on the record date unless you have elected to receive them in cash. You may make this election by giving 30 days' written notice to the Transfer Agent. If it is determined that the US Postal Service cannot properly deliver fund mailings to you, or if a check remains uncashed for at least six months, the cash election will be changed automatically. Future dividends and other distributions will be reinvested in additional shares of the relevant fund until you notify the SSgA Funds in writing of the correct address. You must also request in writing that the election to receive dividends and other distributions in cash be reinstated. In addition, following the six-month period, any undeliverable or uncashed checks will be cancelled and the amounts will be reinvested in the relevant fund at the per share net asset value determined as of the date of cancellation of the checks. No interest will accrue on the amounts represented by the uncashed distribution or redemption checks.

Any dividend or capital gain distribution paid by the fund shortly after a purchase of shares will reduce the per share net asset value of the fund by the amount of the dividend or distribution. In effect, the payment will represent a return of capital to the shareholder. However, you will be subject to taxes with respect to such dividend or distribution.

DISTRIBUTION OPTION. You can choose from four different distribution options as indicated on the Application:

- Reinvestment Option--Dividends and capital gain distributions will be automatically reinvested in additional shares of the fund. If you do not indicate a choice on the Application, this option will be automatically assigned.

- Income-Earned Option--Capital gain distributions will be automatically reinvested, but a check or wire will be sent for each dividend distribution.

- Cash Option--A check, wire or direct deposit (ACH) will be sent for each dividend and capital gain distribution.

- Direct Dividends Option--Dividends and capital gain distributions will be automatically invested in another identically registered SSgA Fund.

If the cash option is selected and you chose a wire or direct deposit (ACH), the distribution will be sent to a pre-designated bank by the payable date. If you chose cash option and requested a check, the check will be mailed to you.

TAXES

Dividends from net investment income and distributions of net short-term capital gains are taxable to you as ordinary income under federal income tax laws whether paid in cash or in additional shares. Distributions from net long-term gains are taxable as long-term gains regardless of the length of time you have held the shares and whether you were paid in cash or additional shares.

The fund's distributions, whether received as cash or reinvested in additional shares of the fund, may be subject to federal income taxes. Dividends and distributions may also be subject to state or local taxes. Depending on the tax rules in the state in which you live, a portion of the dividends paid by the fund attributable to direct obligations of the US Treasury and certain agencies may be exempt from state and local taxes.

Selling (including an exchange of) your fund shares is a taxable event and may result in capital gain or loss. A capital gain or loss may be realized from an ordinary redemption of shares or an exchange of shares between two mutual funds (or two series of portfolios of a mutual fund). Any loss incurred on the sale or exchange of fund shares held for six months or less will be treated as a long-term loss to the extent of long-term capital gain dividends received with respect to such shares.

You will be notified after each calendar year of the amount of income dividends and net capital gains distributed. You will also be advised of the percentage, if any, of the dividends by the fund that are exempt from federal income tax and the portion, if any, of those dividends that is a tax preference item for purposes of the alternative minimum tax. The fund is required to withhold a legally determined portion of all taxable dividends, distributions and redemption proceeds payable to any noncorporate shareholder that does not provide the fund with the shareholder's correct taxpayer identification number or certification that the shareholder is not subject to backup withholding.

Foreign shareholders invested in any SSgA Fund should consult with their tax advisors as to if and how the federal income tax and its withholding requirements applies to them.

The tax discussion in this prospectus is only a summary of certain federal income tax issues generally affecting the fund and its shareholders. Circumstances among investors may vary, so you are encouraged to discuss investment in the fund with your tax advisor.

                                   SSgA FUNDS

                             SSgA Money Market Fund

                      SSgA US Government Money Market Fund

                         SSgA Tax Free Money Market Fund

                              SSgA Yield Plus Fund

                             SSgA Intermediate Fund

                              SSgA Bond Market Fund

                            SSgA High Yield Bond Fund

                      SSgA Intermediate Municipal Bond Fund

                          SSgA Core Opportunities Fund

                             SSgA S&P 500 Index Fund

                          SSgA Disciplined Equity Fund

                            SSgA Large Cap Value Fund

                    SSgA Large Cap Growth Opportunities Fund

                               SSgA Small Cap Fund

                            SSgA Special Equity Fund

                         SSgA Tuckerman Active REIT Fund

                           SSgA Aggressive Equity Fund

                              SSgA IAM SHARES Fund

                           SSgA Emerging Markets Fund

                     SSgA International Stock Selection Fund

                  SSgA International Growth Opportunities Fund

                         SSgA MSCI(R) EAFE(R) Index Fund

                         SSgA Life Solutions Growth Fund

                        SSgA Life Solutions Balanced Fund

                   SSgA Life Solutions Income and Growth Fund

                      ADDITIONAL INFORMATION ABOUT THE FUND

A Statement of Additional Information (SAI) includes additional information about the fund. The SAI is incorporated into this Prospectus by reference and is available, without charge, upon request. To request an SAI, other information about the fund or to make any shareholder inquiry, please contact the fund at:

                        State Street Global Markets, LLC

                      State Street Financial Center, Boston
                                1 Lincoln Street

                        Boston, Massachusetts 02111-2900

                                 1-800-997-7327

The fund's prospectus and SAI are also available on the SSgA Funds' website at www.ssgafunds.com.

You can review and copy information about the fund, including the SAI, at the Securities and Exchange Commission's Public Reference Room in Washington, D.C. You can receive information on the operation of the Public Reference Room by calling 1-202-942-8090. Reports and other information about the fund are available on the EDGAR database on the Commission's internet site at http://www.sec.gov, and copies also may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing the Commission's Public Reference Section, Washington, D.C. 20549-0102.

SSgA Funds' Investment Company Act File No. 811-5430

                                                   Filed pursuant to Rule 485(a)
                                                    File Nos. 33-19229; 811-5430

                                   SSgA FUNDS
                      State Street Financial Center, Boston
                                1 Lincoln Street
                        Boston, Massachusetts 02111-2900
                                 1-800-997-7327
                                www.ssgafunds.com

                       STATEMENT OF ADDITIONAL INFORMATION

                            SSgA LARGE CAP VALUE FUND

                              ______________, 2003

This Statement of Additional Information is not a prospectus. Instead, it supplements or describes in greater detail the SSgA Funds and the series named above as contained in the prospectus dated ___________, 2003. You may obtain a copy of the prospectus by calling 1-800-647-7327.

                                TABLE OF CONTENTS

FUND HISTORY                                                                                                3

DESCRIPTION OF THE FUND AND ITS INVESTMENT RISKS                                                            3

   INVESTMENT STRATEGIES                                                                                    3
   HEDGING STRATEGIES AND RELATED INVESTMENT TECHNIQUES                                                     4
   INVESTMENT RESTRICTIONS                                                                                  7
   TEMPORARY DEFENSIVE POSITION                                                                             8
   PORTFOLIO TURNOVER                                                                                       8

MANAGEMENT OF THE FUND                                                                                      8

   BOARD OF TRUSTEES AND OFFICERS                                                                           8
   EQUITY SECURITIES BENEFICIALLY OWNED BY TRUSTEES FOR THE CALENDAR YEAR ENDED DECEMBER 31, 2002          13
   CONTROLLING AND PRINCIPAL SHAREHOLDERS                                                                  14

INVESTMENT ADVISORY AND OTHER SERVICES                                                                     14

   ADVISOR                                                                                                 14
   ADMINISTRATOR                                                                                           15
   CUSTODIAN AND TRANSFER AGENT                                                                            16
   DISTRIBUTOR                                                                                             16
   CODE OF ETHICS                                                                                          16
   DISTRIBUTION PLAN AND SHAREHOLDER SERVICING ARRANGEMENTS                                                17
   INDEPENDENT ACCOUNTANTS                                                                                 18
   LEGAL COUNSEL                                                                                           18

BROKERAGE PRACTICES AND COMMISSIONS                                                                        18

PRICING OF FUND SHARES                                                                                     19

TAXES                                                                                                      20

CALCULATION OF PERFORMANCE DATA                                                                            20

ADDITIONAL INFORMATION                                                                                     21

   SHAREHOLDER MEETINGS                                                                                    21
   CAPITALIZATION AND VOTING                                                                               21
   FEDERAL LAW AFFECTING STATE STREET                                                                      22
   PROXY VOTING POLICY                                                                                     22
   MASSACHUSETTS BUSINESS TRUST                                                                            22

FINANCIAL STATEMENTS                                                                                       23

                                  FUND HISTORY

SSgA Funds (the Investment Company) was organized as a Massachusetts business trust on October 3, 1987, and operates under a First Amended and Restated Master Trust Agreement, dated October 13, 1993, as amended.

                DESCRIPTION OF THE FUND AND ITS INVESTMENT RISKS

The SSgA Funds is an open-end, management investment company which offers shares of beneficial interest in separate portfolios, each of which is referred to as a fund. Each SSgA Fund is diversified(1), in that at least 75% of its total assets are represented by a variety of instruments including cash, government securities, securities of other investment companies, and other securities within the limitations described in the investment restrictions.

INVESTMENT STRATEGIES

To the extent consistent with its investment objective and restrictions, the fund may invest in the following instruments and use the following investment techniques:

US GOVERNMENT OBLIGATIONS. The types of US Government obligations in which the fund may at times invest include: (1) A variety of US Treasury obligations, which differ only in their interest rates, maturities and times of issuance; and
(2) obligations issued or guaranteed by US Government agencies and instrumentalities which are supported by any of the following: (a) the full faith and credit of the US Treasury, (b) the right of the issuer to borrow an amount limited to a specific line of credit from the US Treasury, (c) discretionary authority of the US Government agency or instrumentality or (d) the credit of the instrumentality (examples of agencies and instrumentalities are: Federal Land Banks, Federal Housing Administration, Federal Farm Credit Bank, Farmers Home Administration, Export--Import Bank of the United States, Central Bank for Cooperatives, Federal Intermediate Credit Banks, Federal Home Loan Banks, General Services Administration, Maritime Administration, Tennessee Development Bank, Student Loan Marketing Association, International Bank for Reconstruction and Development and Federal National Mortgage Association). No assurance can be given that in the future the US Government will provide financial support to such US Government agencies or instrumentalities described in (2)(b), (2)(c) and (2)(d), other than as set forth above, since it is not obligated to do so by law. The fund may purchase US Government obligations on a forward commitment basis.

REPURCHASE AGREEMENTS. The fund may enter into repurchase agreements with financial institutions. Under repurchase agreements, these parties sell securities to a fund and agree to repurchase the securities at the fund's cost plus interest within a specified time. The securities purchased by each fund have a total value in excess of the purchase price paid by the fund and are held by the Custodian or another board-approved custodian bank until repurchased. Repurchase agreements assist the fund in being invested fully while retaining "overnight" flexibility in pursuit of investments of a longer-term nature. The fund will limit repurchase transactions to those member banks of the Federal Reserve System and broker-dealers whose creditworthiness is continually monitored and found satisfactory by the Advisor.

AMERICAN DEPOSITORY RECEIPTS (ADRs). The fund may invest in ADRs under certain circumstances as an alternative to directly investing in foreign securities. Generally, ADRs, in registered form, are designed for use in the US securities markets. ADRs are receipts typically issued by a US bank or trust company evidencing ownership of the underlying securities. ADRs represent the right to receive securities of foreign issuers deposited in a domestic bank or a correspondent bank. ADRs do not eliminate the risk inherent in investing in the securities of foreign issuers. However, by investing in ADRs rather than directly in a foreign issuer's stock, the fund can avoid currency risks during the settlement period for either purchases or sales. In general, there is a large liquid market in the US for many ADRs. The information available for ADRs is subject to the accounting, auditing and financial reporting standards of the domestic market or exchange on which they are traded, which standards may be more uniform and more exacting than those to which many foreign issuers are subject.

EQUITY SWAPS. Equity swap agreements are contracts between parties in which one party agrees to make payments to the other party based on the change in market value of a specified index or asset. In return, the other party agrees to make payments to the first party based on the return of a different specified index or asset. Although swap agreements entail the risk that a party will default on its payment obligations, the portfolios will minimize this risk by entering into agreements only with counterparties that the Advisor deems creditworthy. The Advisor will allow the fund to enter into swap agreements only with counterparties that would be eligible

----------
(1) With the exception of the SSgA Tuckerman Active REIT Fund, which is non-diversified.

for consideration as repurchase agreement counterparties under the SSgA Funds' repurchase agreement guidelines. Swap agreements bear the risk that the portfolios will not be able to meet their obligation to the counterparty. This risk will be mitigated by investing the portfolios in the specific asset for which it is obligated to pay a return.

PURCHASE OF OTHER INVESTMENT COMPANY FUNDS. To the extent permitted under the 1940 Act and exemptive rules and orders thereunder, each fund may seek to achieve its investment objective by investing in the shares of other investment companies, or exchange traded funds registered as investment companies, that have substantially similar investment objectives and policies. These other investment companies may charge management fees which shall be borne by the fund.

US GOVERNMENT SECURITIES. US Government securities include US Treasury bills, notes and bonds and other obligations issued or guaranteed as to interest and principal by the US Government, its agencies or instrumentalities. Obligations issued or guaranteed as to interest and principal by the US Government, its agencies or instrumentalities include securities that are supported by the full faith and credit of the United States Treasury, securities that are supported by the right of the issuer to borrow from the United States Treasury, discretionary authority of the US Government agency or instrumentality, and securities supported solely by the creditworthiness of the issuer.

SECURITIES LENDING. A fund may lend portfolio securities with a value of up to 33-1/3% of its total assets. For these purposes, total assets shall include the value of all assets received as collateral for the loan. Such loans may be terminated at any time, and a fund will receive cash or other obligations as collateral. In a loan transaction, as compensation for lending its securities, a fund will receive a portion of the dividends or interest accrued on the securities held as collateral or, in the case of cash collateral, a portion of the income from the investment of such cash. In addition, a fund will receive the amount of all dividends, interest and other distributions on the loaned securities. However, the borrower has the right to vote the loaned securities. A fund will call loans to vote proxies if a material issue affecting the investment is to be voted upon. Should the borrower of the securities fail financially, a fund may experience delays in recovering the securities or exercising its rights in the collateral. Loans are made only to borrowers that are deemed by Advisor to be of good financial standing. In a loan transaction, a fund will also bear the risk of any decline in value of securities acquired with cash collateral. A fund will minimize this risk by limiting the investment of cash collateral to high quality instruments of short maturity. This strategy is not used to leverage any fund.

INTERFUND LENDING. The SSgA Funds has been granted permission from the SEC to participate in a joint lending and borrowing facility (the "Credit Facility"). Portfolios of the SSgA Funds may borrow money from the SSgA Money Market Fund for temporary purposes. All such borrowing and lending will be subject to a participating fund's fundamental investment limitations. The SSgA Money Market Fund will lend through the program only when the returns are higher than those available from an investment in repurchase agreements or short term reserves. The SSgA Funds will borrow through the program only when the costs are equal to or lower than the cost of bank loans. Interfund loans and borrowings normally extend overnight, but can have a maximum duration of seven days. Loans may be called on one business day's notice. A participating fund may have to borrow from a bank at a higher interest rate if an interfund loan is called or not renewed. Any delay in repayment to the SSgA Money Market Fund could result in a lost investment opportunity or additional borrowing costs.

HEDGING STRATEGIES AND RELATED INVESTMENT TECHNIQUES

The fund may seek to hedge against movements in the equity markets through the use of options, futures transactions, and options on futures. The fund has authority to write (sell) covered call and put options on its portfolio securities, purchase put and call options on securities and engage in transactions in stock index options, stock index futures and financial futures and related options on such futures. The fund may enter into such options and futures transactions either on exchanges or in the over-the-counter (OTC) markets. Although certain risks are involved in options and futures transactions, the Advisor believes that, because the fund will only engage in these transactions for hedging purposes, the options and futures portfolio strategies of the fund will not subject the fund to the risks frequently associated with the speculative use of options and futures transactions. Although the use of hedging strategies by the fund is intended to reduce the volatility of the net asset value of the fund's shares, the fund's net asset value will nevertheless fluctuate. There can be no assurance that the fund's hedging transactions will be effective.

WRITING COVERED CALL OPTIONS. The fund is authorized to write (sell) covered call options on the securities in which it may invest and to enter into closing purchase transactions with respect to such options. Writing a call option obligates a fund to sell or deliver the option's underlying security, in return for the strike price, upon exercise of the option. By writing a call option, the fund receives an option premium from the purchaser of the call option. Writing covered call options is generally a profitable strategy if prices remain the same or fall. Through receipt of the option premium, the fund would seek to mitigate the effects of a price decline. By writing covered call options, however, the fund gives up the opportunity, while the option is in effect, to profit from any price increase in the underlying security above the option exercise price. In addition, the fund's ability to sell the underlying security will be limited while the option is in effect unless the fund effects a closing purchase transaction.

WRITING COVERED PUT OPTIONS. The fund is authorized to write (sell) covered put options on its portfolio securities and to enter into closing transactions with respect to such options.

When a fund writes a put option, it takes the opposite side of the transaction from the option's purchaser. In return for receipt of the premium, the fund assumes the obligation to pay the strike price for the option's underlying instrument if the other party to the option chooses to exercise it. The fund may seek to terminate its position in a put option it writes before exercise by closing out the option in the secondary market at its current price. If the secondary market is not liquid for an option the fund has written, however, the fund must continue to be prepared to pay the strike price while the option is outstanding, regardless of price changes, and must continue to set aside assets to cover its position.

The fund may write put options as an alternative to purchasing actual securities. If security prices rise, the fund would expect to profit from a written put option, although its gain would be limited to the amount of the premium it received. If security prices remain the same over time, it is likely that the fund will also profit, because it should be able to close out the option at a lower price. If security prices fall, the fund would expect to suffer a loss. This loss should be less than the loss the fund would have experienced from purchasing the underlying instrument directly, however, because the premium received for writing the option should mitigate the effects of the decline.

PURCHASING PUT OPTIONS. The fund is authorized to purchase put options to hedge against a decline in the market value of its portfolio securities. By buying a put option a fund has the right (but not the obligation) to sell the underlying security at the exercise price, thus limiting the fund's risk of loss through a decline in the market value of the security until the put option expires. The amount of any appreciation in the value of the underlying security will be partially offset by the amount of the premium paid by the fund for the put option and any related transaction costs. Prior to its expiration, a put option may be sold in a closing sale transaction and profit or loss from the sale will depend on whether the amount received is more or less than the premium paid for the put option plus the related transaction costs. A closing sale transaction cancels out the fund's position as the purchaser of an option by means of an offsetting sale of an identical option prior to the expiration of the option it has purchased. The fund will not purchase put options on securities (including stock index options) if as a result of such purchase, the aggregate cost of all outstanding options on securities held by the fund would exceed 5% of the market value of the fund's total assets.

PURCHASING CALL OPTIONS. The fund is also authorized to purchase call options. The features of call options are essentially the same as those of put options, except that the purchaser of a call option obtains the right to purchase, rather than sell, the underlying instrument at the option's strike price (call options on futures contracts are settled by purchasing the underlying futures contract). The fund will purchase call options only in connection with "closing purchase transactions." The fund will not purchase call options on securities (including stock index options) if as a result of such purchase the aggregate cost of all outstanding options on securities held by the fund would exceed 5% of the market value of the fund's total assets.

FINANCIAL FUTURES OPTIONS. The fund may invest in financial futures contracts and options thereon that are traded on a US or foreign exchange or board of trade, as specified in the Prospectuses. An index futures contract provides for the future sale by one party and purchase by another party of a specified quantity of financial instruments or foreign currency or the cash value of an index at a specified price at a future date. A futures contract on an index is an agreement between two parties (buyer and seller) to take or make delivery of an amount of cash equal to the difference between the value of the index at the close of the last trading day of the contract and the price at which the index contract was originally written. In the case of futures contracts traded on US exchanges, the exchange itself or an affiliated clearing corporation assumes the opposite side of each transaction (i.e., as buyer or seller). A futures contract may be satisfied or closed out by delivery or purchase, as the case may be, of the financial instrument or by payment of the change in the cash value of the index. Frequently, using futures to effect a particular strategy instead of using the underlying or related security or index will result in lower transaction costs being incurred. Although the value of an index may be a function of the value of certain specified securities, no physical delivery of these securities is made. A public market exists in futures contracts covering interest rates, several indexes and a number of financial instruments and foreign currencies.

Each fund may also purchase and write call and put options on futures contracts. Options on futures contracts possess many of the same characteristics as options on securities and indexes (discussed above). A futures option gives the holder the right, in return for the premium paid, to assume a long position (in the case of a call) or short position (in the case of a put) in a futures contract at a specified exercise price at any time during the period of the option. Upon exercise of a call option, the holder acquires a long position in the futures contract and the writer is assigned the opposite short position. In the case of a put option, the opposite is true. An option on a futures contract may be closed out (before exercise or expiration) by an offsetting purchase or sale of an option on a futures contract of the same series.

As long as required by regulatory authorities, each fund will limit its use of futures contracts and options on futures contracts to hedging transactions. For example, a fund might use futures contracts to hedge against anticipated changes in interest rates that might adversely affect either the value of the fund's securities or the price of the securities which the fund intends to purchase. Additionally, a fund may use futures contracts to create equity exposure for its cash reserves for liquidity purposes.

A fund will only enter into futures contracts and options on futures contracts which are standardized and traded on a US or foreign exchange, board of trade, or similar entity, or quoted on an automated quotation system. A fund will enter into a futures contract only if the contract is "covered" or if the fund at all times maintains with the Custodian liquid assets equal to or greater than the fluctuating value of the contract (less any margin or deposit). A fund will write a call or put option on a futures contract only if the option is "covered."

RESTRICTIONS ON THE USE OF FUTURES TRANSACTIONS. The purchase or sale of a futures contract differs from the purchase or sale of a security in that no price or premium is paid or received. Instead, an amount of cash or securities acceptable to the broker and the relevant contract market, which varies, but is generally about 5% of the contract amount, must be deposited with the broker. This amount is known as "initial margin" and represents a "good faith" deposit assuring the performance of both the purchaser and seller under the futures contract. Subsequent payments to and from the broker, called "variation margin," are required to be made on a daily basis as the price of the futures contract fluctuates making the long and short positions in the futures contracts more or less valuable, a process known as "marking to market." At any time prior to the settlement date of the futures contract, the position may be closed out by taking an opposite position which will operate to terminate the position in the futures contract. A final determination of variation margin is then made, additional cash is required to be paid to or released by the broker and the purchaser realizes a loss or gain. In addition, a nominal commission is paid on each completed sale transaction.

Regulations of the Commodities Futures Trading Commission applicable to the fund require that all of the fund's futures and options on futures transactions constitute bona fide hedging transactions and that the fund not enter into such transactions if, immediately thereafter, the sum of the amount of initial margin deposits on the fund's existing futures positions and premiums paid for related options would exceed 5% of the market value of the fund's total assets.

RESTRICTIONS ON OTC OPTIONS. The fund may engage in OTC options only with member banks of the Federal Reserve System and primary dealers in US Government securities or with affiliates of such banks or dealers which have capital of at least $50 million or whose obligations are guaranteed by an entity having capital of at least $50 million. The fund will acquire only those OTC options for which Advisor believes the fund can receive on each business day at least two independent bids or offers (one of which will be from an entity other than a party to the option).

The Staff of the SEC has taken the position that purchased OTC options and the assets used as cover for written OTC options are illiquid securities. Therefore, the fund has adopted an operating policy pursuant to which it will not purchase or sell OTC options (including OTC options on futures contracts) if, as a result of such transaction, the sum of: (1) the market value of outstanding OTC options held by the fund; (2) the market value of the underlying securities covered by outstanding OTC call options sold by the fund; (3) margin deposits on the fund's existing OTC options on futures contracts; and (4) the market value of all other assets of the fund that are illiquid or are not otherwise readily marketable, would exceed 15% of the net assets of the fund, taken at market value. However, if an OTC option is sold by the fund to a primary US Government securities dealer recognized by the Federal Reserve Bank of New York and the fund has the unconditional contractual right to repurchase such OTC option from the dealer at a predetermined price, then the fund will treat as illiquid such amount of the underlying securities as is equal to the repurchase price less the amount by which the option is "in-the-money" (current market value of the underlying security minus the option's strike price). The repurchase price with primary dealers is typically a formula price which is generally based on a multiple of the premium received for the option plus the amount by which the option is "in-the-money."

ASSET COVERAGE FOR FUTURES AND OPTIONS POSITIONS. The fund will not use leverage in its options and futures strategies. Such investments will be made for hedging purposes only. The fund will hold securities or other options or futures positions whose values are expected to offset its obligations under the hedge strategies. The fund will not enter into an option or futures position that exposes the fund to an obligation to another party unless it owns either: (1) an offsetting position in securities or other options or futures contracts; or (2) cash, receivables and short-term debt securities with a value sufficient to cover its potential obligations. The fund will comply with guidelines established by the SEC with respect to coverage of options and futures strategies by mutual funds, and if the guidelines so require will set aside cash and high grade liquid debt securities in a segregated account with its custodian bank in the amount prescribed. The fund's custodian shall maintain the value of such segregated account equal to the prescribed amount by adding or removing additional cash or liquid securities to account for fluctuations in the value of securities held in such account. Securities held in a segregated account cannot be sold while the futures or option strategy is outstanding, unless they are replaced with similar securities. As a result, there is a possibility that segregation of a large percentage of a fund's assets could impede portfolio management or the fund's ability to meeting redemption requests or other current obligations.

RISK FACTORS IN OPTIONS, FUTURES AND FORWARD TRANSACTIONS. The use of options and futures transactions to hedge the fund's portfolio involves the risk of imperfect correlation in movements in the price of options and futures and movements in the price of securities which are the subject of the hedge. If the price of the options or futures moves more or less than the price of hedged securities, the fund will experience a gain or loss which will not be completely offset by movements in the price of the subject of the hedge. The successful use of options and futures also depends on Advisor's ability to correctly predict price movements in the market involved in a particular options or futures transaction. To compensate for imperfect correlations, the fund may purchase or sell stock index options or futures contracts in a greater dollar amount than the hedged securities if the volatility of the hedged securities is historically greater than the volatility of the stock index options or futures contracts. Conversely, the fund may purchase or sell fewer stock index options or futures contracts, if the historical price volatility of the hedged securities is less than that of the stock index options or futures contracts. The risk of imperfect correlation generally tends to diminish as the maturity date of the stock index option or futures contract approaches. Options are also subject to the risks of an illiquid secondary market, particularly in strategies involving writing options, which the fund cannot terminate by exercise. In general, options whose strike prices are close to their underlying instruments' current value will have the highest trading volume, while options whose strike prices are further away may be less liquid.

The fund may contract to purchase securities for a fixed price at a future date beyond customary settlement time. When effecting such transactions, cash or marketable securities held by the fund of a dollar amount sufficient to make payment for the portfolio securities to be purchased will be segregated by the Custodian on the fund's records at the trade date and maintained until the transaction is settled. The failure of the other party to the transaction to complete the transaction may cause a fund to miss an advantageous price or yield. Forward commitments involve a risk of loss if the value of the security to be purchased declines prior to the settlement date, or if the other party fails to complete the transaction.

The fund intends to enter into options and futures transactions, on an exchange or in the OTC market, only if there appears to be a liquid secondary market for such options or futures or, in the case of OTC transactions, the Advisor believes the fund can receive on each business day at least two independent bids or offers. However, there can be no assurance that a liquid secondary market will exist at any specific time. Thus, it may not be possible to close an options or futures position. The inability to close options and futures positions also could have an adverse impact on a fund's ability to effectively hedge its portfolio. There is also the risk of loss by a fund of margin deposits or collateral in the event of bankruptcy of a broker with whom the fund has an open position in an option, a futures contract or related option.

The exchanges on which options on portfolio securities are traded have generally established limitations governing the maximum number of call or put options on the same underlying security (whether or not covered) which may be written by a single investor, whether acting alone or in concert with others (regardless of whether such options are written on the same or different exchanges or are held or written in one or more accounts or through one or more brokers). "Trading limits" are imposed on the maximum number of contracts which any person may trade on a particular trading day.

INVESTMENT RESTRICTIONS

The fund is subject to the following fundamental investment restrictions. A fundamental restriction may only be changed by a vote of a "majority of the outstanding voting securities" of the fund. A majority of the outstanding voting securities is defined in the 1940 Act as the lesser of (a) 67% or more of the voting securities present at a meeting if the holders of more than 50% of the outstanding voting securities are present or represented by proxy, or (b) more than 50% of the outstanding voting securities.

1. The fund will not borrow money, except as permitted under the 1940 Act, as amended and as interpreted or modified by regulation from time to time.

2. The fund will not issue "senior securities," except as permitted under the 1940 Act, as amended and as interpreted or modified by regulation from time to time.

3. The fund will not engage in the business of underwriting securities issued by others, except to the extent that the fund may be considered to be an underwriter within the meaning of the Securities Act of 1933 in the disposition of restricted securities or in connection with its investments in other investment companies.

4.   The fund will not purchase or sell real estate, except that the fund may
     (i) acquire or lease office space for its own use, (ii) invest in securities of issuers that invest in real estate or interests therein,
     (iii) invest in mortgage-related securities and other securities that are secured by real estate or interests therein, and (iv) hold and sell real estate acquired by the fund as a result of the ownership of securities.

5. The fund will not purchase or sell commodities or commodity contracts, except the fund may purchase and sell derivatives (including but not limited to options, futures contracts and options on futures contracts) whose value is tied to the value of a financial index or a financial instrument or other asset (including, but not limited to, securities indexes, interest rates, securities, currencies and physical commodities).

6. The fund will not make loans, except that the fund may (i) lend portfolio securities, (ii) enter into repurchase agreements, (iii) purchase all or a portion of an issue of debt securities, bank loan participation interests, bank certificates of deposit, bankers' acceptances, debentures or other securities, whether or not the purchase is made upon the original issuance of the securities and (iv) participate in an interfund lending program with other registered investment companies.

7. The fund will not purchase a security if, after giving effect to the purchase, more than 25% of its total assets would be invested in the securities of one or more issuers conducting their principal business activities in the same industry.

If any percentage restriction described above for the fund is adhered to at the time of investment, a subsequent increase or decrease in the percentage resulting from a change in the value of the fund's assets will not constitute a violation of the restriction, except as otherwise noted. In addition, the fund may invest substantially all of its assets in the securities of a single open-end registered investment company with similar investment objectives and policies without violating any of the foregoing investment restrictions.

TEMPORARY DEFENSIVE POSITION

For defensive purposes, the fund may invest temporarily in short term fixed income securities. These include obligations issued or guaranteed as to principal and interest by the US Government, its agencies or instrumentalities and repurchase agreements collateralized by these obligations; commercial paper; bank certificates of deposit; bankers' acceptances and time deposits. These short term, fixed income securities may be used without limitation to invest uncommitted cash balances or to maintain liquidity to meet shareholder redemptions. This strategy may be inconsistent with the fund's principal investment strategy in an attempt to respond to adverse market, economic, political or other conditions. Taking such a temporary defensive position may result in the fund not achieving its investment objective.

PORTFOLIO TURNOVER

Generally, securities are purchased for the fund for investment income and/or capital appreciation and not for short-term trading profits. The Advisor's sell discipline for the fund's investment in securities is based on the premise of a long-term investment horizon, however, sudden changes in valuation levels arising from, for example, new macroeconomic policies, political developments, and industry conditions could change the assumed time horizon. Liquidity, volatility, and overall risk of a position are other factors considered by the Advisor in determining the appropriate investment horizon. Therefore, the fund may dispose of securities without regard to the time they have been held when such action, for defensive or other purposes, appears advisable.

The portfolio turnover rate for the fund is calculated by dividing the lesser of purchases or sales of portfolio securities for the particular year, by the monthly average value of the portfolio securities owned by the fund during the year. For purposes of determining the rate, all short-term securities, including options, futures, forward contracts and repurchase agreements, are excluded. A high turnover rate (over 100%) will: (1): increase transactions expenses which will adversely affect a fund's performance; and (2) result in increased brokerage commissions and other transaction costs, and the possibility of realized capital gains. To the extent any realized gains are short-term capital gains, they will generally be taxed at ordinary income rates. The payment of any taxes will impact a shareholder's net return from holding an interest in the fund.

                             MANAGEMENT OF THE FUND

BOARD OF TRUSTEES AND OFFICERS

The Board of Trustees is responsible for overseeing generally the management, activities and affairs of each fund and has approved contracts with various financial organizations to provide, among other services, day-to-day management required by the SSgA Funds (see the section called "Investment Advisory and Other Services."). The Trustees hold office for the life of the Trust. A Trustee may resign or retire, and may be removed at any time by a vote of two-thirds of Investment Company shares or by a vote of a majority of the Trustees. The Trustees shall promptly call and give notice of a meeting of shareholders for the purpose of voting upon removal of any Trustee when requested to do so in writing by holders of not less than 10% of the shares then outstanding. A vacancy on the Board of Trustees may be filled by the vote of a majority of the remaining Trustees, provided that immediately thereafter at least two-thirds of the Trustees have been elected by shareholders. The Board of Trustees as a group beneficially own less than 1% of the outstanding voting securities the Trust. The officers, all of whom are employed by the Administrator or its affiliates, are responsible for the day-to-day management and administration of the SSgA Funds' operations.

COMMITTEES OF THE BOARD OF TRUSTEES. There are three standing committees of the Board of Trustees:

- Audit Committee, which consists of Messrs. Marshall, Mastrovich, Riley, Shirk, Taber, and Todd, met two times during the last fiscal year. The purpose of the Audit Committee is to recommend the selection, retention or termination of auditors and, in connection therewith, to evaluate the independence of the auditors, including whether the auditors provide any consulting services to the manager, and to receive the auditors' specific representations as to their independence; meet with the Funds' independent auditors, including private meetings, as necessary (i) to review the arrangements for and scope of the annual audit and any special audits; (ii) to discuss any matters of concern relating to the Funds' financial statements, including any adjustments to such statements recommended by the auditors, or other results of said audit(s); (iii) to consider the auditors' comments with respect to the Funds' financial policies, procedures and internal accounting controls and management's responses thereto; and (iv) to review the form of opinion the auditors propose to render to the Board and shareholders; consider the effect upon the Funds of any changes in accounting principles or practices proposed by management or the auditors; review the fees charged by the auditors for audit and non-audit services; investigate improprieties or suspected improprieties in fund operations; report its activities to the full Board on a regular basis and to make such recommendations with respect to the above and other matters as the Committee may deem necessary or appropriate; and perform such other functions consistent with this Charter, the Trust's By-laws and governing law, as the Audit Committee or the Board of Trustees deems necessary or appropriate.

- The Governance Committee, which consists of Messrs. Anderson, Harbert, Marshall, Mastrovich, Riley, Shirk, Taber and Todd, met two times during the last fiscal year. The purpose of the Governance Committee is the review of information and determination with respect to matters of Trustee compensation, Trustee performance evaluation and independence of outside counsel to the Trustees. The Governance Committee will not consider nominees recommended by securities holders.

- The Valuation Committee, which consists of Messrs. Anderson, Harbert, Marshall, Mastrovich, Riley, Shirk, Taber and Todd, meets as necessary as determined by the SSgA Funds' Valuation Procedures. The Investment Company did not convene any special meetings of the Valuation Committee during the last fiscal year. The Investment Company has established procedures and guidelines for valuing portfolio securities and makes fair value determinations from time to time through the Valuation Committee, with the assistance of the Oversight Committee, State Street Bank and Trust Company (State Street) and SSgA Funds Management, Inc. The Valuation Committee reviews the actions and recommendations of the Oversight Committee at each quarterly Board of Trustees meeting and the Investment Company convenes special meetings of the Valuation Committee as set forth in the Investment Company's Securities Valuation Procedures.

The following lists the SSgA Funds' trustees and principal officers, mailing addresses and ages, positions with the SSgA Funds and length of time served, and present and principal occupations and other directorships held during the past five years.

INTERESTED TRUSTEES

                                                                                                                  NUMBER OF
                          POSITION(S) WITH SSgA                                                                   PORTFOLIOS IN FUND
                          FUNDS;                                                                                  COMPLEX
                          LENGTH OF TIME           PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS;                   OVERSEEN BY
NAME, ADDRESS AND AGE     SERVED                   OTHER DIRECTORSHIPS HELD                                       TRUSTEE
------------------------------------------------------------------------------------------------------------------------------------
Lynn L. Anderson          -  Trustee since 1988    -  Vice Chairman, Frank Russell Company;                       -  27
909 A Street
Tacoma, WA 98402          -  Interested Person of  -  Chairman of the Board, Frank Russell Investment Management
Age 63                       the SSgA Funds (as       Company, Frank Russell Investment Company and Russell
                             defined in the 1940      Investment Funds;
                             Act) due to his
                             employment by the     -  Chairman of the Board and Chief Executive Officer, Russell
                             parent company of        Fund Distributors, Inc. and Frank Russell Trust Company;
                             the Administrator        and

                          -  Chairman of the       -  Director, Russell Insurance Agency, Inc., Frank Russell
                                                      Investments (Ireland) Limited, Frank Russell Investment
                                                      Company plc; Frank Russell Investment Company II plc,
                                                      Frank Russell Investment Company III plc, Frank Russell

                             Board and President      Institutional Funds plc, Frank Russell Qualifying Investor
                                                      Fund, and Frank Russell Investments (Cayman) Ltd.
                          -  Member, Governance
                             Committee

                          -  Member, Valuation
                             Committee

Timothy B. Harbert        -  Trustee since 2003    -  2001 to Present, Chairman and Chief Executive Officer,      -  27
Two International Place                               State Street Global Advisors;
Boston, MA 02110          -  Interested person of
Age 52                       the SSgA Funds (as    -  1992 to 2001, President and Chief Operating Officer, State
                             defined in the 1940      Street Global Advisors;
                             Act) due to his
                             employment by an      -  1996 to Present - Executive Vice President, State Street
                             affiliate of the         Bank & Trust Company;
                             Advisor
                                                   -  Director, Citistreet, LLC; State Street Bank, Paris; State
                          -  Member, Governance       Street Global Advisors, Ltd., London; State Street Global
                             Committee                Advisors, GmbH, Munich; State Street Global Advisors,
                                                      Canada, Ltd.; State Street Global Advisors, Australia,
                          -  Member, Valuation        Ltd.; State Street Global Advisors, Japan, Ltd.; State
                             Committee                Street Global Markets, LLC; Bentley College;

                                                   -  Chairman of the Board, StreetTracks, LLC; State Street
                                                      Global Advisors Fund Management, LLC; State Street Global
                                                      Advisors, Inc. (Delaware); Bel Air Investment Advisors,
                                                      LLC; and

                                                   -  President and Director, State Street Global Advisors,
                                                      Cayman.

INDEPENDENT TRUSTEES

                                                                                                                  NUMBER OF
                          POSITION(S) WITH SSgA                                                                   PORTFOLIOS IN FUND
                          FUNDS;                                                                                  COMPLEX
NAME, ADDRESS AND         LENGTH OF TIME           PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS;                   OVERSEEN BY
AGE                       SERVED                   OTHER DIRECTORSHIPS HELD                                       TRUSTEE
------------------------------------------------------------------------------------------------------------------------------------
William L. Marshall       -  Trustee since 1988    -  Chief Executive Officer and President, Wm. L. Marshall      -  27
33 West Court Street                                  Associates, Inc., Wm. L. Marshall Companies, Inc. and the
Doylestown, PA 18901      -  Chairman, Audit          Marshall Financial Group, Inc. (a registered investment
Age 60                       Committee                advisor and provider of financial and related consulting
                                                      services);
                          -  Member, Governance
                             Committee             -  Certified Financial Planner and Member, Financial Planners
                                                      Association; and
                          -  Member, Valuation
                             Committee             -  Registered Representative and Principal for Securities
                                                      with Cambridge Investment Research, Inc., Fairfield, Iowa.

Steven J. Mastrovich      -  Trustee since 1988    -  September 2000 to Present, Global Head of Structured Real   -  27
623 Clapboardtree         -  Member, Audit            Estate, J.P. Morgan Investment

Street                       Committee             -  Management (private real estate investment for clients
Westwood, MA 02090                                    primarily outside of the US to locate private real estate
Age 46                    -  Member, Governance       investments in the US);
                             Committee
                                                   -  January 2000 to September 2000, Managing Director, HSBC
                          -  Member, Valuation        Securities (USA) Inc.
                             Committee Inc.;
                                                   -  From 1998 to 2000, President, Key Global Capital,

                                                   -  From 1997 to 1998, Partner, Squire, Sanders & Dempsey (law
                                                      firm); and

                                                   -  From 1994 to 1997, Partner, Brown, Rudnick, Freed & Gesmer
                                                      (law firm).

Patrick J. Riley          -  Trustee since 1988    -  2003 to Present, Associate Justice, Commonwealth of         -  27
One Corporate Place                                   Massachusetts Superior Court;
55 Ferncroft Road         -  Member, Audit
Danvers, MA 01923            Committee             -  1985 to 2002, Partner, Riley, Burke & Donahue, L.L.P. (law
Age 54                                                firm); and
                          -  Member, Governance
                             Committee             -  Director, SSgA Cash Management Fund plc; and State Street
                                                      Global Advisors Ireland, Ltd.
                          -  Member, Valuation
                             Committee

Richard D. Shirk          -  Trustee since 1988    -  March 2001 to April 2002, Chairman, Cerulean Companies,     -  27
1180 Brookgate Way, NE                                Inc. (holding company) (Retired);
Atlanta, GA 30319-2877    -  Member, Audit
Age 57                       Committee             -  1996 to March 2001, President and Chief Executive Officer,
                                                      Cerulean Companies, Inc.;
                          -  Member, Governance
                             Committee             -  1992 to March 2001, President and Chief Executive Officer,
                                                      Blue Cross/Blue Shield of Georgia;
                          -  Member, Valuation
                             Committee             -  1993 to November 2001, Chairman and Board Member, Georgia
                                                      Caring for Children Foundation (private foundation);

                                                   -  November 1998 to Present, Board Member, Healthcare Georgia
                                                      Foundation (private foundation); and

                                                   -  September 2002 to Present, Board Member, Amerigroup Corp.

Bruce D. Taber            -  Trustee since 1991    -  Consultant, Computer Simulation, General Electric           -  27
26 Round Top Road                                     Industrial Control Systems; and
Boxford, MA 01921         -  Member, Audit
Age 59                       Committee             -  Director, SSgA Cash Management Fund plc and State Street
                                                      Global Advisors Ireland, Ltd.
                          -  Member, Governance
                             Committee

                          -  Member, Valuation
                             Committee

Henry W. Todd             -  Trustee since 1988    -  Chairman, President and CEO, A.M. Todd Group, Inc.;         -  27
150 Domorah Drive
Montgomeryville, PA       -  Member, Audit         -  President and CEO, Zink & Triest Co., Inc. (dealer in
18936                        Committee                vanilla flavor materials); and
Age 55
                          -  Member, Governance    -  Director, SSgA Cash Management Fund plc and State Street
                             Committee                Global Advisors Ireland, Ltd.

                          -  Member, Valuation
                             Committee

PRINCIPAL OFFICERS

                          POSITION(S) WITH SSgA
                          FUNDS;
NAME, ADDRESS AND         LENGTH OF TIME
AGE                       SERVED                   PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS; OTHER DIRECTORSHIPS HELD
------------------------------------------------------------------------------------------------------------------------------------
Agustin J. Fleites        -  Principal Executive   -  2001 to Present, Senior Principal, State Street Global Advisors; President,
Two International Place      Officer and Chief        SSgA Funds Management, Inc.; Managing Director, Advisor Strategies;
Boston, MA 02110             Executive Officer
Age 37                       since 2003            -  1999 to 2001, Principal, Head of Exchange Traded Funds, Offshore Funds and
                                                      SSgA Latin America; and

                                                   -  1993-1999, Principal, Head of Asset Allocation Strategies.

J. David Griswold         -  Vice President and    -  Director - Global Regulatory Policy and Assistant Secretary, Frank Russell
909 A Street                 Secretary since 1994     Company;
Tacoma, WA 98402
Age 45                                             -  Assistant Secretary and Associate General Counsel, Frank Russell Investment
                                                      Management Company, Frank Russell Capital Inc., and Frank Russell Investments
                                                      (Delaware), Inc.;

                                                   -  Assistant Secretary and Associate General Counsel, Russell Fund Distributors,
                                                      Inc.

                                                   -  Director, Secretary and Associate General Counsel, Frank Russell Securities,
                                                      Inc.; and

                                                   -  Director, Frank Russell Canada Limited/Limitee.

James Ross                -  Vice President since  -  2001 to Present, Principal, SSgA Funds Management, Inc.;
State Street Financial       2002
Center, Boston                                     -  2000 to Present, Principal, State Street Global Advisors;
1 Lincoln Street
Boston, MA 02111-2900                              -  1992 to 2000, Vice President, State Street Corporation;
Age 37
                                                   -  2000 to Present, Vice President, streetTRACKS Series Trust.

Mark E. Swanson           -  Treasurer and         -  Director - Investment Operations, Frank Russell Investment Management Company
909 A Street                 Principal Accounting     and Frank Russell Trust Company; and
Tacoma, WA 98402             Officer since 2000
Age 39                                             -  Treasurer and Chief Accounting Officer, Frank Russell Investment Company and
                                                      Russell Investment Funds.

COMPENSATION

Trustees who are not officers or employees of Frank Russell Investment Management Company, SSgA Funds Management, Inc. or their affiliates are paid $92,500 each fiscal year and are reimbursed for travel and other expenses they incur in attending Board meetings. As of the date of this SAI, the Trustees were not paid pension or retirement benefits as part of Investment Company expenses. However, the Trustees have approved a deferred compensation plan by which they would be allowed to invest a portion of their annual trustee fee in shares of the SSgA Funds. The Investment Company has obtained an exemptive order from the SEC to enable it to offer this benefit. Participation by the Trustees is optional. The Investment Company's officers are compensated by either the Administrator or its affiliates or the Advisor and its affiliates.

EQUITY SECURITIES BENEFICIALLY OWNED BY TRUSTEES FOR THE CALENDAR YEAR ENDED DECEMBER 31, 2002

                                                                                        AGGREGATE DOLLAR RANGE
                                                                                        OF EQUITY SECURITIES IN
                                                                                            ALL REGISTERED
                                                                                         INVESTMENT COMPANIES
                                                                                        OVERSEEN BY TRUSTEES IN
                                           DOLLAR RANGE OF EQUITY                        FAMILY OF INVESTMENT
         TRUSTEE                           SECURITIES IN EACH FUND                               COMPANIES
------------------------------------------------------------------------------------------------------------------
Lynn L. Anderson             Disciplined Equity Fund           $10,001-$50,000             $10,001-$50,000

                             Small Cap Fund                    $10,001-$50,000

William L. Marshall,         Core Opportunities Fund           $10,001-$50,000             $50,001-$100,00
Trustee
                             Disciplined Equity Fund           $10,001-$50,000

                             Aggressive Equity Fund            $1-$10,000

                             Emerging Markets Fund             $10,001-$50,000

Steven J. Mastrovich,        S&P 500 Index Fund                $10,001-$50,000             $10,001-$50,000
Trustee

Patrick J. Riley, Trustee    Special Equity Fund               $10,001-$50,000              Over $100,000

                             Aggressive Equity Fund            $10,001-$50,000

                             International Stock               $10,001-$50,000
                             Selection Fund

                             Emerging Markets Fund             $10,001-$50,000

                             Core Opportunities Fund           $50,001-$100,000

                             Small Cap Fund                    Over $100,000

                             Disciplined Equity Fund           Over $100,000

Richard D. Shirk, Trustee    US Government Money Market        $10,001-$50,000              Over $100,000
                             Fund

                             Emerging Markets Fund             $10,001-$50,000

                             Core Opportunities Fund           $10,001-$50,000

                             Small Cap Fund                    $10,001-$50,000

                             Tax Free Money Market Fund        $10,001-$50,000

                             High Yield Bond Fund              Over $100,000

                             Special Equity Fund               $1-$10,000

Bruce D. Taber, Trustee      Bond Market Fund                  $10,001-$50,000             $50,001-$100,000

                             Disciplined Equity Fund           $10,001-$50,000

Henry W. Todd, Trustee       Special Equity                    $10,001-$50,000             $10,001-$50,000

CONTROLLING AND PRINCIPAL SHAREHOLDERS

Frank Russell Investment Management Company ("Administrator"), Investment Company's administrator, will be the sole shareholder of the fund until such time as the fund has public shareholders and therefore may be deemed a controlling person.

                     INVESTMENT ADVISORY AND OTHER SERVICES

ADVISOR

SSgA Funds Management, Inc. (the Advisor) serves as the SSgA Funds' investment advisor pursuant to an Advisory Agreement dated May 1, 2001 (the Advisory Agreement). The Advisor is a wholly owned subsidiary of State Street Corporation, a publicly held bank holding company. The Advisor, State Street, and other advisory affiliates of State Street make up State Street Global Advisors (SSgA), the investment management arm of State Street Corporation. State Street, the SSgA Funds' Custodian and Transfer and Dividend Paying Agent, and State Street Global Markets, LLC, the Funds' Distributor, are affiliated persons of the Advisor. The address of the Advisor is Two International Place, Boston, MA 02110. State Street Corporation's address is 225 Franklin Street, Boston, MA 02110.

The Advisory Agreement will continue from year to year provided that a majority of the Trustees who are not interested persons of the fund and either a majority of all Trustees or a majority of the shareholders of the fund approve its continuance. The Advisory Agreement may be terminated by the Advisor or a fund without penalty upon sixty days' notice and will terminate automatically upon its assignment.

Under the Advisory Agreement, the Advisor directs each Fund's investments in accordance with its investment objective, policies and limitations. For these services, the fund pays an annual management fee to the Advisor. The management fee rate is a percentage of the average daily net asset value of the fund, calculated daily and paid monthly.

APPROVAL OF THE ADVISORY AGREEMENT. [TO BE UPDATED BY AMENDMENT] At a meeting held on April 8, 2003, the Board of Trustees, including a majority of the members of the board who are not "interested persons" of the Investment Company (the "Independent Trustees"), approved the continuation of the Advisory Agreement between the Advisor and the SSgA Funds. In considering the agreement, the Board of Trustees reviewed a variety of materials relating to the SSgA Funds and the Advisor, including the fee expenses and performance of each fund relative to other similar mutual funds and the financial statements for the Advisor and information about the Advisor's operations. The Trustees were presented information regarding the Advisor's compliance capabilities, including its code of ethics policies and procedures and the profitability of its relationships with the fund. Much of the information was provided to the board by Morningstar Associates, LLC, an independent service provider engaged to provide the Board of Trustees with objective materials for this extremely important annual review. The Independent Trustees met among themselves and separately with representatives of the Advisor to evaluate this information. At these meetings, the Independent Trustees were separately represented by independent counsel.

In determining to continue the Advisory Agreement, the Board of Trustees considered information reasonably necessary to evaluate the terms of the Advisory Agreement, including but not limited to the nature and quality of services rendered and the profitability of the Investment Company to the Advisor. The Board of Trustees also considered arrangements by the Advisor to maintain expense limitations for each fund. The Trust considered, among other things, the services provided under the Advisory Agreement and other services that the Advisor and its affiliates provide to the Investment Company; the complexity of those services, both on an absolute basis and relative to other mutual fund complexes; the manner in which the Advisor discharges these services; the financial strength of the Advisor; the organization and compensation structure of the Advisor, including staff experience and qualifications; and the process by which investment decisions are made. When considering the profitability of the Investment Company to the Advisor, the Trustees considered, among other things, the costs to the Advisor of providing each service to the Investment Company; the amount that the Investment Company pays the Advisor and its affiliates for all services from all sources, including investment management and transfer agency and other shareholder services fees; and statements as to the profitability of the Advisor and its affiliate with respect to the Investment Company. In reviewing the profitability of the Advisor and affiliate, the Trustees considered whether the fee and other charges were fair and reasonable in light of the services provided, including information with respect to the similar fees of others providing such services to investment companies, as well as savings from economies of scale.

After considering these and other factors, the Board of Trustees concluded that approval of the Advisory Agreement would be in the interests of the fund and its shareholders because: (a) over a period of years the performance of each fund compares favorably to that of similar mutual funds; and (b) the Advisor's fees and expense ratios for each fund compare favorably to those of similar mutual funds and are reasonable in relation to the services provided to the Investment Company.

ADMINISTRATOR

Frank Russell Investment Management Company (the Administrator) serves as the Investment Company's administrator, pursuant to an Administration Agreement dated April 12, 1988 (the Administration Agreement).

The Administrator is a wholly owned subsidiary of Frank Russell Company. Frank Russell Company was founded in 1936 and has provided comprehensive asset management consulting services since 1969 for institutional pools of investment assets, principally those of large corporate employee benefit plans. Frank Russell Company and its affiliates have offices in Tacoma, Winston-Salem, New York City, Toronto, London, Paris, Tokyo, Sydney, Singapore, Auckland and Geneva, and have approximately 1,400 officers and employees. The Administrator's and Frank Russell Company's mailing address is 909 A Street, Tacoma, WA 98402. Frank Russell Company is an independently operated subsidiary of The Northwestern Mutual Life Insurance Company.

Pursuant to the Administration Agreement with Investment Company, the Administrator will: (1) supervise all aspects of the fund's operations; (2) provide the fund with administrative and clerical services, including the maintenance of certain of the fund's books and records; (3) arrange the periodic updating of the fund's prospectuses and any supplements thereto; (4) provide proxy materials and reports to fund shareholders and the Securities and Exchange Commission; (5) provide the fund with adequate office space and all necessary office equipment and services, including telephone service, heat, utilities, stationery supplies and similar items; and (6) prepare monthly fact sheets for each portfolio of the Investment Company. For all services provided by Administrator pursuant to the Administration Agreement, the SSgA Funds pay the Administrator an annual fee equal to the sum of the products of the average daily net assets for each fund multiplied by the following percentages:

MONEY MARKET PORTFOLIOS

3.15 basis points up to and including $15 billion; 2.9 basis points thereafter

US EQUITY PORTFOLIOS

3.15 basis points up to and including $2 billion; 2.9 basis points thereafter

US FIXED INCOME PORTFOLIOS

3.15 basis points up to and including $1 billion; 2.9 basis points thereafter

INTERNATIONAL PORTFOLIOS

7.0 basis points up to and including $1 billion; 5.0 basis points thereafter

FEEDER PORTFOLIOS(1)

3.15 basis points up to and including $1 billion; 1.0 basis points thereafter

For purposes of determining the breakpoints in calculating the fees above, the assets will be aggregated.

In addition, the Administrator charges a flat fee of $30,000 per year if the fund has less than $500 million in assets under management.

The percentage of the fee paid by a particular fund is equal to the percentage of average aggregate daily net assets that are attributable to that fund. The Administrator will also receive reimbursement of expenses it incurs in connection with establishing new investment portfolios. The Administration Agreement will continue from year to year provided that a majority of the Trustees and a majority of the Trustees who are not interested persons of each fund and who have no direct or indirect financial interest in the operation of the Distribution Plan described below or the Administration Agreement approve its continuance. The Agreement may be terminated by the Administrator or any fund without penalty upon sixty days' notice and will terminate automatically upon its assignment.

----------

(1) The fee applicable to Feeder Portfolios shall apply for so long as all investable assets of the applicable fund are invested in another investment company with substantially the same investment objectives and policies. The fee would revert to the appropriate fee, classified by fund type, should the fund cease operating as a Feeder Portfolio.

CUSTODIAN AND TRANSFER AGENT

State Street serves as the Custodian and Transfer and Dividend Paying Agent for the Investment Company. State Street also provides the basic portfolio recordkeeping required by the Investment Company for regulatory and financial reporting purposes. For its services as Custodian, State Street is paid an annual fee in accordance with the following with respect to the all funds other than international funds, feeder funds and the LifeSolutions Funds:

- Portfolio Administration. A fee payable monthly on a pro rata basis, based on the following percentages of average daily net assets of each fund: $0 up to $1.5 billion--0.02%, $1.5 billion to $20 billion--0.015%; $20 billion to $30 billion--.01%; over $30 billion--.0075% (for purposes of calculating the break point, the assets of individual portfolios are aggregated);

- Portfolio Trading (per transaction). Fed book entry trade--$10; Depository Trust Company trade--$6; physical trade--$25; each NY Fed maturity--$8; all option trading, futures trading, and other trades--$25; incoming Fed wires--$4.70; outgoing Fed wires--$4.55;

- Pricing. Monthly pricing fees of $375 per investment portfolio and from $4 to $16 per security, depending on the type of instrument and the pricing service used;

-  Yield Calculation. $350 per month;

- Earnings Credit. A balance credit is applied against the custody fees (excluding out-of-pocket expenses). The credit is based on 90% of the average 90-day Treasury bill rate for the month, times the average collected balance in the custodian demand deposit account for the month billed; and

- Out of Pocket Expenses at Cost. Include but are not limited to: postage, transfer fees, stamp duties, government taxes, wire fees, telexes, freight, telephones, etc.

For Transfer and Dividend Paying Agent services, State Street is paid the following annual account services fees: $13.35 open account fee; $2.57 closed account fee; $1.85 investor fee; $3.09 CDSC fee; and $24,648 fund minimum. State Street is also paid the following activity based fees: $3 telephone call fee; $5 teleservicing fee; $5 telephone transaction fee for purchases or redemptions; $5 fulfillment fee; $10 IRA custodial fee for annual maintenance per IRA account; and charges related to compliance and regulatory services of 15 cents per non-networked level 3 account, 5 cents for each foreign account annually and a minimum monthly fee of $200 for each management company. Portfolio fees are allocated to each fund based on the average net asset value of each fund and are billable on a monthly basis at the rate of 1/12 of the annual fee. State Street is reimbursed by each fund for supplying certain out-of-pocket expenses including confirmation statements, investor statements, banking fees, postage, forms, audio response, telephone, records retention, customized programming/enhancements, reports, transcripts, microfilm, microfiche, and expenses incurred at the specific direction of the fund.

DISTRIBUTOR

State Street Global Markets, LLC (the Distributor) serves as the distributor of fund shares pursuant to a Distribution Agreement dated March 1, 2002, as amended ("Distribution Agreement"). The Distributor is a wholly owned subsidiary of State Street Corporation. The Advisor, Custodian and Transfer Agent are also wholly owned subsidiaries of State Street Corporation. The Distributor's mailing address is State Street Financial Center, Boston; 1 Lincoln Street; Boston,
MA 02111-2900.

CODE OF ETHICS

The Advisor, Distributor, Custodian, Transfer Agent, Administrator and Investment Company have each adopted a code of ethics (the Investment Company code being referred to herein as the Code of Ethics) under Rule 17j-1 of the 1940 Act. The Code of Ethics, by relying on the codes of the underlying service providers, permits personnel of the above-named service providers or officers of the Investment Company, subject to the provisions of the relevant code of ethics, to invest in securities, including securities that may be purchased or held by the Advisor or the Investment Company. Under the relevant code of ethics, all employees or officers who are deemed to be access persons (persons who have interaction with funds or accounts managed by the Advisor as part of their job function) must pre-clear personal securities transactions. Each code of ethics is designed to ensure that employees conduct their personal securities transactions in a manner that does not create an actual or potential conflict of interest to the business or fiduciary responsibilities of the Investment Company's service providers or officers. In addition, the Code of Ethics establishes standards prohibiting the trading in or recommending of securities based on material, nonpublic information or the divulgence of such information to others.

DISTRIBUTION PLAN AND SHAREHOLDER SERVICING ARRANGEMENTS

DISTRIBUTION PLAN. Under the 1940 Act, the Securities and Exchange Commission has adopted Rule 12b-1, which regulates the circumstances under which a fund may, directly or indirectly, bear distribution and shareholder servicing expenses. Rule 12b-1 provides that a fund may pay for such expenses only pursuant to a plan adopted in accordance with the Rule. Accordingly, each fund has adopted an active distribution plan providing for reimbursement for distribution expenses up to the plan limit.

In connection with the Trustees' consideration of whether to adopt the distribution plan, the Distributor, as the Funds' principal underwriter, represented to the Trustees that the Distributor believes that the Distribution Plan should result in increased sales and asset retention for the funds by enabling the funds to reach and retain more investors and servicing agents (such as brokers, banks, financial planners, investment advisors and other financial institutions), although it is impossible to know for certain in the absence of a Distribution Plan or under an alternative distribution arrangement, the level of sales and asset retention that a fund would have. Accordingly, the Board of Trustees adopted a distribution plan on January 8, 1992 (the Plan), which was restated to reflect the change of distributor and to update current operations on April 9, 2002.

The Plan provides that a fund may spend annually, directly or indirectly, up to 0.25% of the value of its average net assets for distribution and shareholder servicing services. The Plan does not provide for a fund to be charged for interest, carrying or any other financing charges on any distribution expenses carried forward to subsequent years. A quarterly report of the amounts expended under the Plan, and the purposes for which such expenditures were incurred, must be made to the Trustees for their review. The Plan may not be amended without shareholder approval to increase materially the distribution or shareholder servicing costs that the fund may pay. The Plan and material amendments to it must be approved annually by all of the Trustees and by the Trustees who are neither "interested persons" (as defined in the 1940 Act) of the fund nor have any direct or indirect financial interest in the operation of the Plan or any related agreements.

DISTRIBUTION AND SHAREHOLDER SERVICING. Payments under the Plan are made to the Distributor to finance activity which is intended to result in the sale and retention of fund shares including: (1) payments made to certain broker-dealers, investment advisors and other third-party intermediaries; (2) the costs of prospectuses, reports to shareholders and sales literature; (3) advertising; and
(4) expenses incurred in connection with the promotion and sale of fund shares, including Distributor's overhead expenses for rent, office supplies, equipment, travel, communication, compensation and benefits of sales personnel.

Long-term shareholders of the fund may pay more in Rule 12b-1 fees than the economic equivalent of the maximum front-end sales charge permitted by the National Association of Securities Dealers, Inc.

Under the Plan, the fund and/or the Distributor may also enter into Service Agreements with financial institutions, which may include the Advisor ("Service Organizations"), to provide shareholder servicing with respect to shares of the fund held by or for the customers of the Service Organizations. Under the Service Agreements, the Service Organizations may provide various services for such customers, including: answering inquiries regarding the fund; assisting customers in changing dividend options, account designations and addresses; performing subaccounting for such customers; establishing and maintaining customer accounts and records; processing purchase and redemption transactions; providing periodic statements showing customers' account balances and integrating such statements with those of other transactions and balances in the customers' other accounts serviced by the Service Organizations; arranging for bank wires transferring customers' funds; and such other services as the customers may request in connection with the fund, to the extent permitted by applicable statute, rule or regulation. Service Organizations may receive from the fund and/or the Distributor, for shareholder servicing, monthly fees at a rate that shall not exceed .20% per annum of the average daily net asset value of the fund's shares owned by or for shareholders with whom the Service Organization has a servicing relationship. Banks and other financial service firms may be subject to various state laws, and may be required to register as dealers pursuant to state law.

The Investment Company has entered into Service Agreements with State Street and the following entities related to State Street: State Street Global Markets, LLC; Fiduciary Investors Services division of State Street Bank and Trust Company; High Net Worth Services division of State Street Bank and Trust Company, and CitiStreet LLC. The purpose of the Service Agreements is to obtain shareholder services for fund shares owned by clients of each of these entities. In return for these services, the Investment Company pays each of the entities a fee. Service Organizations that are affiliated with State Street receive from the fund and or the Distributor, for shareholder servicing, monthly fees at a rate that shall not exceed .175% per annum of the average daily net asset value of the fund's shares owned by or for shareholders with whom the affiliated Service Organization has a servicing relationship. The Service Agreements with Service Organizations affiliated with State Street are reviewed annually by the Board of Trustees.

Payments to Distributor, as well as payments to Service Organizations, are not permitted by the Plan to exceed .25% per year of the average net asset value of the fund's shares. Any payments that are required to be made by the Distribution Agreement and any Service Agreement but could not be made because of the .25% limitation may be carried forward and paid in subsequent years so long as the Plan is in effect. The fund's liability for any such expenses carried forward shall terminate at the end of two years following the year in which the expenditure was incurred. Service Organizations will be responsible for prompt transmission of purchase and redemption orders and may charge fees for their services.

INDEPENDENT ACCOUNTANTS

PricewaterhouseCoopers LLP serves as the Investment Company's independent accountants. PricewaterhouseCoopers LLP is responsible for performing annual audits of the financial statements and financial highlights in accordance with auditing standards generally accepted in the United States of America, a review of federal tax returns, and, pursuant to Rule 17f-2 of the 1940 Act, three security counts. The mailing address of PricewaterhouseCoopers LLP is 160 Federal Street, Boston, MA 02110.

LEGAL COUNSEL

Goodwin Procter LLP, Exchange Place, Boston, MA 02109, provides legal services to the SSgA Funds.

                       BROKERAGE PRACTICES AND COMMISSIONS

All portfolio transactions are placed on behalf of the fund by the Advisor. The Advisor ordinarily pays commissions when it executes transactions on a securities exchange. In contrast, there is generally no stated commission on the purchase or sale of securities traded in the over-the-counter markets, including most debt securities and money market instruments. Rather, the price of such securities includes an undisclosed "commission" in the form of a mark-up or mark-down. The cost of securities purchased from underwriters includes an underwriting commission or concession.

The fund contemplates purchasing most equity securities directly in the securities markets located in emerging or developing countries or in the over-the-counter markets. ADRs and EDRs may be listed on stock exchanges, or traded in the over-the-counter markets in the US or Europe, as the case may be. ADRs, like other securities traded in the US, will be subject to negotiated commission rates.

Subject to the arrangements and provisions described below, the selection of a broker or dealer to execute portfolio transactions is usually made by the Advisor. The Advisory Agreement provides, in substance and subject to specific directions from officers of Investment Company, that in executing portfolio transactions and selecting brokers or dealers, the principal objective is to seek the best overall terms available to the fund. Ordinarily, securities will be purchased from primary markets, and the Advisor will consider all factors it deems relevant in assessing the best overall terms available for any transaction, including the breadth of the market in the security, the price of the security, the financial condition and execution capability of the broker or dealer, and the reasonableness of the commission, if any, for the specific transaction and other transactions on a continuing basis.

The Advisory Agreement authorizes the Advisor to select brokers or dealers (including affiliates) to arrange for the purchase and sale of fund securities, including principal transactions. In evaluating the best overall terms available, the Advisor is also authorized to consider the "brokerage and research services" (as those terms are defined in Section 28(e) of the Securities Exchange Act of 1934) provided to the fund and/or the Advisor (or its affiliates). The Advisor selects brokers, including affiliates, for the purchase and sale of fund securities which in the Advisor's best judgment provide prompt and reliable execution of orders at favorable prices and reasonable commission rates. Subject to that primary consideration, dealers may be selected for research, statistical or other services to enable the fund to supplement its own research and analysis. Research services generally include services which assist investment professionals in their investment decision-making process, including information concerning securities or indexes, performance, technical market action, pricing, risk measurement, corporate responsibility and proxy issues, in addition to political and economic developments.

The Advisor is authorized to cause the fund to pay a commission to a broker or dealer who provides such brokerage and research services for executing a portfolio transaction which is in excess of the amount of commission another broker or dealer would have charged for effecting that transaction. The fund or the Advisor, as appropriate, must determine in good faith that such commission was reasonable in relation to the value of the brokerage and research services provided--viewed in terms of that particular transaction or in terms of all the accounts over which the Advisor exercises investment discretion. Any commission, fee or other remuneration paid to an affiliated broker-dealer is paid in compliance with the Investment Company's procedures adopted in accordance with Rule 17e-1 of the 1940 Act.

With respect to brokerage commissions, if commissions are generated by a fund, the Board reviews, at least annually, the commissions paid by a fund to evaluate whether the commissions paid over representative periods of time were reasonable in relation to commissions being charged by other brokers and the benefits to a fund. The Trustees periodically review the Advisor's performance of its responsibilities in connection with the placement of portfolio transactions on behalf of the fund and review the prices paid by the fund over representative periods of time to determine if such prices are reasonable in relation to the benefits provided to the fund. Certain services received by the Advisor attributable to a particular fund transaction may benefit one or more other accounts for which the Advisor exercises investment discretion or an Investment Portfolio other than such fund. The Advisor's fees are not reduced by the Advisor's receipt of such brokerage and research services.

                             PRICING OF FUND SHARES

Shares of the fund are offered without a sales commission by State Street Global Markets, LLC (the Distributor), to institutional and retail investors which invest for their own account or in a fiduciary or agency capacity. The fund determines the price per share once each business day at the close of the New York Stock Exchange (ordinarily 4:00 p.m. Eastern time). A business day is one on which the New York Stock Exchange is open for regular trading. Pricing does not occur on non-business days. Currently, the New York Stock Exchange is open for trading every weekday except New Year's Day, Martin Luther King, Jr. Day, President's Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day, and Christmas Day. The New York Stock Exchange may close early on Christmas Eve and New Year's Eve and before certain other holidays. Please contact your SSgA Funds account representative if you have questions on early Exchange closing times.

Trading may occur in debt securities and in foreign securities at times when the New York Stock Exchange is closed (including weekends and holidays or after 4:00 p.m. Eastern time on a regular business day). The trading of portfolio securities at such times may significantly increase or decrease the net asset value of fund shares when the shareholder is not able to purchase or redeem fund shares. Further, because foreign securities markets may close prior to the time the fund determines net asset value, events affecting the value of the portfolio securities occurring between the time prices are determined and the time the fund calculates net asset value may not be reflected in the calculation of net asset value unless it is determined that a particular event would materially affect the net asset value. If such an event occurs, these securities will be valued at their fair value following procedures approved by the Trustees.

With the exceptions noted below, the fund values portfolio securities at market value. This generally means that equity securities and fixed income securities listed and traded principally on any national securities exchange are valued on the basis of the last sale price or, lacking any sales, at the closing bid price, on the primary exchange on which the security is traded. United States equity and fixed-income securities traded principally over-the-counter and options are valued on the basis of the last sale price. Futures contracts are valued on the basis of the last reported sales price. If market quotations are not readily available for a security or if subsequent events suggest that a market quotation is not reliable, the fund will use the security's fair value as determined in accordance with procedures approved by the Board of Trustees.

Because many fixed income securities do not trade each day, last sale or bid prices are frequently not available. Therefore, fixed income securities may be valued using prices provided by a pricing service when such prices are believed to reflect the market value of such securities.

International securities traded on a national securities exchange are valued on the basis of the last sale price. International securities traded over-the-counter are valued on the basis of last sale price. In the absence of a last sale price, such securities may be valued on the basis of prices provided by a pricing service if those prices are believed to reflect the fair value of such securities. Some international securities trade on days that the fund is not open for business. As a result, the net asset value of fund shares may fluctuate on days when fund shareholders may not buy or sell fund shares.

The fund values securities maturing within 60 days of the valuation date at amortized cost unless the Board determines that the amortized cost method does not represent fair value. This method involves valuing an instrument at its cost and thereafter assuming a constant amortization to maturity of any discount or premium, even though the portfolio security may increase or decrease in market value generally in response to changes in interest rates. While this method provides certainty in valuation, it may result in periods during which value, as determined by amortized cost, is higher or lower than the price a fund would receive if it sold the instrument. For example, in periods of declining interest rates, the daily yield on fund shares computed by dividing the annualized daily income on the fund's portfolio by the net asset value based upon the amortized cost valuation technique may tend to be higher than a similar computation made by using a method of valuation based upon market prices and estimates. In periods of rising interest rates, the daily yield on fund shares computed the same way may tend to be lower than a similar computation made by using a method of calculation based upon market prices and estimates.

The Investment Company received an exemption from Section 18(f) of the 1940 Act, which enables it to redeem securities in kind. Therefore, a fund may pay any portion of the redemption amount (in excess of $15 million) by a distribution in kind of readily marketable securities from its portfolio instead of cash.

                                      TAXES

Each fund intends to qualify for treatment as a regulated investment company ("RIC") under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). As a RIC, each fund will not be liable for federal income taxes on taxable net investment income and net capital gain (long-term capital gains in excess of short-term capital losses) that it distributes to its shareholders, provided that the fund distributes annually to its shareholders at least 90% of its net investment income and net short-term capital gain for the taxable year ("Distribution Requirement"). For a fund to qualify as a RIC it must abide by all of the following requirements: (1) at least 90% of the fund's gross income each taxable year must be derived from dividends, interest, payments with respect to securities loans, gains from the sale or other disposition of stock or securities or foreign currencies, or other income (including gains from options, futures or forward contracts) derived with respect to its business of investing in such stock, securities or currencies ("Income Requirement"); (2) at the close of each quarter of the fund's taxable year, at least 50% of the value of its total assets must be represented by cash and cash items, US Government securities, securities of other RICs, and other securities, with such other securities limited, in respect of any one issuer, to an amount that does not exceed 5% of the total assets of the fund or that does not represent more than 10% of the outstanding voting securities of any one issuer; and (3) at the close of each quarter of the fund's taxable year, not more than 25% of the value of its assets may be invested in securities (other than US Government securities or the securities of other RICs) of any one issuer.

Each fund will be subject to a nondeductible 4% excise tax to the extent it fails to distribute by the end of any calendar year an amount at least equal to the sum of: (1) 98% of its ordinary income for that year; (2) 98% of its capital gain net income for the one-year period ending on October 31 of that year; and
(3) certain undistributed amounts from the preceding calendar year. For this and other purposes, dividends declared in October, November or December of any calendar year and made payable to shareholders of record in such month will be deemed to have been received on December 31 of such year if the dividends are paid by the fund subsequent to December 31 but prior to February 1 of the following year.

If a shareholder receives a distribution taxable as a long-term gain with respect to shares of a fund and redeems or exchanges the shares, and has held the shares for six months or less, then any loss on the redemption or exchange will be treated as a long-term loss to the extent of the respective capital gain distribution.

ISSUES RELATED TO HEDGING AND OPTION INVESTMENTS. A fund's ability to make certain investments may be limited by provisions of the Code that require inclusion of certain unrealized gains or losses in the fund's income for purposes of the Income Requirement and the Distribution Requirement, and by provisions of the Code that characterize certain income or loss as ordinary income or loss rather than capital gain or loss. Such recognition, characterization and timing rules will affect investments in certain futures contracts, options, foreign currency contracts and debt securities denominated in foreign currencies.

STATE AND LOCAL TAXES. Depending upon the extent of each fund's activities in states and localities in which its offices are maintained, its agents or independent contractors are located or it is otherwise deemed to be conducting business, the fund may be subject to the tax laws of such states or localities.

The foregoing discussion is only a summary of certain federal income tax issues generally affecting the fund and its shareholders. Circumstances among investors may vary and each investor is encouraged to discuss investment in the fund with the investor's tax advisor.

                         CALCULATION OF PERFORMANCE DATA

The fund computes average annual total return and average annual return (after taxes on distributions) by using standardized methods of calculation required by the Securities and Exchange Commission. Average annual total return (before and after taxes on distribution) is computed by finding the average annual compounded rates of return on a hypothetical initial investment of $1,000 over the 1-, 5- and 10-year periods (or life of a fund as appropriate), that would equate the initial amount invested to the ending redeemable value.

Average annual total return is computed according to the following formula:

                            P(1+T) (POWER OF n) = ERV

          where: P =    a hypothetical initial payment of $1,000
                 T =    average annual total return
                 n =    number of years
                 ERV =  ending redeemable value of a hypothetical $1,000
                        payment made at the beginning of the 1-, 5- or 10-year periods at the end of the year or period (or fractional portion)

The calculation assumes that all dividends and distributions of the fund are reinvested at the price stated in the prospectus on the dividend dates during the period, and includes all recurring and nonrecurring fees that are charged to all shareholder accounts.

Average annual total return (after taxes on distributions) is computed according to the following formula:

                           P(1+T)(POWER OF n) = ATV(BASE OF D)

           where:   P =                a hypothetical initial payment of $1,000
                    T =                average annual total return (after taxes
                                       on distributions)
                    n =                number of years
                    ATV (BASE OF D) =  ending value of a hypothetical $1,000
                                       payment made at the beginning of the 1-, 5- or 10-year periods (or fractional portion), after taxes on fund distributions but not after taxes on redemption

The calculation assumes that all distributions of the fund, less taxes due on such distributions, are reinvested at the price stated in the prospectus on the dividend dates during the period, and includes all recurring and nonrecurring fees that are charged to all shareholder accounts.

Total returns and other performance figures are based on historical earnings and are not indicative of future performance.

                             ADDITIONAL INFORMATION

SHAREHOLDER MEETINGS

Investment Company will not have an annual meeting of shareholders. Special meetings may be convened: (1) by the Board of Trustees; (2) upon written request to the Board by the holders of at least 10% of the outstanding shares; or (3) upon the Board's failure to honor the shareholders' request described above, by holders of at least 10% of the outstanding shares giving notice of the special meeting to the shareholders.

CAPITALIZATION AND VOTING

Each fund share has one vote. There are no cumulative voting rights. There is no annual meeting of shareholders, but special meetings may be held. On any matter that affects only a particular investment fund, only shareholders of that fund may vote unless otherwise required by the 1940 Act or the Master Trust Agreement.

The fund share represents an equal proportionate interest in the fund, has a par value of $.001 per share and is entitled to such relative rights and preferences and dividends and distributions earned on the assets belonging to the fund as may be declared by the Board of Trustees. Fund shares are fully paid and nonassessable by Investment Company and have no preemptive rights.

The Investment Company does not issue share certificates for the fund. Transfer Agent sends monthly statements to shareholders of the fund concurrent with any transaction activity, confirming all investments in or redemptions from their accounts. Each statement also sets forth the balance of shares held in the account.

FEDERAL LAW AFFECTING STATE STREET

Federal laws may prohibit state chartered banks such as State Street from engaging in the business of certain kinds of underwriting and other activities and may impact the services provided by State Street. SSgA FUNDS SHARES ARE NOT ENDORSED OR GUARANTEED BY STATE STREET OR ITS AFFILIATES, ARE NOT DEPOSITS OR OBLIGATIONS OF STATE STREET OR ITS AFFILIATES, AND ARE NOT INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENTAL AGENCY.

Changes in federal or state statutes and regulations relating to the permissible activities of banks and their affiliates, as well as judicial or administrative decisions or interpretations of such or future statutes and regulations, could prevent the Advisor from continuing to perform all or a part of the above services for its customers and/or the fund. If the Advisor were prohibited from serving the fund in any of its present capacities, the Board of Trustees would seek an alternative provider(s) of such services. In such event, changes in the operation of the fund may occur. It is not expected by the Advisor that existing shareholders would suffer any adverse financial consequences (if another advisor with equivalent abilities is found) as a result of any of these occurrences.

PROXY VOTING POLICY

The Advisor has undertaken to vote proxies with respect to each fund's underlying securities holdings and retains the final authority and responsibility for such voting. The Advisor retains outside consultants for analyses of issues and to act as voting agent. General voting guidelines are followed for routine matters of corporate governance, as set by a special committee. If areas of concern are discovered, the issues are examined in detail and voted as determined to be in the best interest of the shareholder.

MASSACHUSETTS BUSINESS TRUST

The fund is a series of a "Massachusetts business trust." A copy of the First Amended and Restated Master Trust Agreement (the Declaration of Trust) for the Investment Company is on file in the office of the Secretary of the Commonwealth of Massachusetts. The Declaration of Trust and the By-Laws of the Investment Company are designed to make the Investment Company similar in most respects to a Massachusetts business corporation. The principal distinctions between the two forms relate to shareholder liability and are described below.

Under Massachusetts law, shareholders of such a trust may, under certain circumstances, be held personally liable as partners for the obligations of the trust. This is not the case for a Massachusetts business corporation. However, the Declaration of Trust of the Investment Company provides that the shareholders shall not be subject to any personal liability for the acts or obligations of the Investment Company and that every note, bond, contract, instrument, certificate or undertaking made on behalf of the Investment Company shall contain a provision to the effect that the shareholders are not personally liable thereunder.

No personal liability will attach to the shareholders under any undertaking containing such provision when adequate notice of such provision is given, except possibly in a few jurisdictions. With respect to all types of claims in the latter jurisdictions, (i) tort claims, (ii) contract claims where the provision referred to is omitted from the undertaking, (iii) claims for taxes, and (iv) certain statutory liabilities in other jurisdictions, a shareholder may be held personally liable to the extent that claims are not satisfied by the Investment Company. However, upon payment of such liability, the shareholder will been entitled to reimbursement from the general assets of the Investment Company. The Trustees of the Investment Company intend to conduct the operations of the Investment Company in a way as to avoid, as far as possible, ultimate liability of the shareholders of the Investment Company.

The Declaration of Trust further provides that the name of the Investment Company refers to the Trustees collectively as Trustees, not as individuals or personally, and that no Trustee, officer, employee or agent is liable to any third persons in connection with the affairs of the Investment Company, except if the liability arises from his or its own bad faith, willful misfeasance, gross negligence or reckless disregard of his or its duties to such third persons. It also provides that all third persons shall look solely to the property of the Investment Company for any satisfaction of claims arising in connection with the affairs of the Investment Company. With the exceptions stated, the Trust's Declaration of Trust provides that a Trustee, officer, employee or agent is entitled to be indemnified against all liability in connection with the affairs of the Investment Company.

The Investment Company shall continue without limitation of time subject to the provisions in the Declaration of Trust concerning termination by action of the shareholders and the Trustees upon notice to the shareholders.

                              FINANCIAL STATEMENTS

Audited financial statements will be available within 60 days following the end of the fund's then current fiscal year, which ends August 31. When available, copies of the financial statements can be obtained without charge by calling Distributor at (800) 647-7327.

                                                   Filed pursuant to Rule 485(a)
                                                    File Nos. 33-19229; 811-5430

                                   SSgA FUNDS
                      State Street Financial Center, Boston
                                1 Lincoln Street
                        Boston, Massachusetts 02111-2900
                                 1-800-997-7327
                                www.ssgafunds.com

                       STATEMENT OF ADDITIONAL INFORMATION

                    SSgA LARGE CAP GROWTH OPPORTUNITIES FUND

                              ______________, 2003

This Statement of Additional Information is not a prospectus. Instead, it supplements or describes in greater detail the SSgA Funds and the series named above as contained in the prospectus dated ___________, 2003. You may obtain a copy of the prospectus by calling 1-800-647-7327.

                                TABLE OF CONTENTS

FUND HISTORY                                                                                                3

DESCRIPTION OF THE FUND AND ITS INVESTMENT RISKS                                                            3

   INVESTMENT STRATEGIES                                                                                    3
   HEDGING STRATEGIES AND RELATED INVESTMENT TECHNIQUES                                                     5
   INVESTMENT RESTRICTIONS                                                                                  8
   TEMPORARY DEFENSIVE POSITION                                                                             8
   PORTFOLIO TURNOVER                                                                                       8

MANAGEMENT OF THE FUND                                                                                      9

   BOARD OF TRUSTEES AND OFFICERS                                                                           9
   COMPENSATION                                                                                            13
   EQUITY SECURITIES BENEFICIALLY OWNED BY TRUSTEES FOR THE CALENDAR YEAR ENDED DECEMBER 31, 2002          13
   CONTROLLING AND PRINCIPAL SHAREHOLDERS                                                                  14

INVESTMENT ADVISORY AND OTHER SERVICES                                                                     14

   ADVISOR                                                                                                 14
   ADMINISTRATOR                                                                                           15
   CUSTODIAN AND TRANSFER AGENT                                                                            16
   DISTRIBUTOR                                                                                             17
   CODE OF ETHICS                                                                                          17
   DISTRIBUTION PLAN AND SHAREHOLDER SERVICING ARRANGEMENTS                                                17
   INDEPENDENT ACCOUNTANTS                                                                                 18
   LEGAL COUNSEL                                                                                           18

BROKERAGE PRACTICES AND COMMISSIONS                                                                        18

PRICING OF FUND SHARES                                                                                     19

TAXES                                                                                                      20

CALCULATION OF PERFORMANCE DATA                                                                            21

ADDITIONAL INFORMATION                                                                                     22

   SHAREHOLDER MEETINGS                                                                                    22
   CAPITALIZATION AND VOTING                                                                               22
   FEDERAL LAW AFFECTING STATE STREET                                                                      22
   PROXY VOTING POLICY                                                                                     22
   MASSACHUSETTS BUSINESS TRUST                                                                            22

FINANCIAL STATEMENTS                                                                                       23

                                  FUND HISTORY

SSgA Funds (the Investment Company) was organized as a Massachusetts business trust on October 3, 1987, and operates under a First Amended and Restated Master Trust Agreement, dated October 13, 1993, as amended.

                DESCRIPTION OF THE FUND AND ITS INVESTMENT RISKS

The SSgA Funds is an open-end, management investment company which offers shares of beneficial interest in separate portfolios, each of which is referred to as a fund. Each SSgA Fund is diversified(1), in that at least 75% of its total assets are represented by a variety of instruments including cash, government securities, securities of other investment companies, and other securities within the limitations described in the investment restrictions.

INVESTMENT STRATEGIES

To the extent consistent with its investment objective and restrictions, the fund may invest in the following instruments and use the following investment techniques:

US GOVERNMENT SECURITIES. US Government securities include US Treasury bills, notes and bonds and other obligations issued or guaranteed as to interest and principal by the US Government, its agencies or instrumentalities. Obligations issued or guaranteed as to interest and principal by the US Government, its agencies or instrumentalities include securities that are supported by the full faith and credit of the United States Treasury, securities that are supported by the right of the issuer to borrow from the United States Treasury, discretionary authority of the US Government agency or instrumentality, and securities supported solely by the creditworthiness of the issuer.

REVERSE REPURCHASE AGREEMENTS. The fund may enter into reverse repurchase agreements under the circumstances described in "Investment Restrictions." Under reverse repurchase agreements, a fund transfers possession of portfolio securities to financial institutions in return for cash in an amount equal to a percentage of the portfolio securities' market value and agrees to repurchase the securities at a future date by repaying the cash with interest. The fund retains the right to receive interest and principal payments from the securities while they are in the possession of the financial institutions. Cash or liquid high quality debt obligations from a fund's portfolio equal in value to the repurchase price including any accrued interest will be segregated by the Custodian on the fund's records while a reverse repurchase agreement is in effect. Reverse repurchase agreements involve the risk that the market value of securities sold by the fund may decline below the price at which it is obligated to repurchase the securities. Reverse repurchase agreements may be used as a means of borrowing temporarily for extraordinary or emergency purposes or to facilitate redemptions and are not used to leverage the fund.

If the other party or "seller" defaults, a fund might suffer a loss to the extent that the proceeds from the sale of the underlying securities and other collateral held by the fund are less than the repurchase price and the fund's cost associated with delay and enforcement of the repurchase agreement. In addition, in the event of bankruptcy of the seller, a fund could suffer additional losses if a court determines that the fund's interest in the collateral is not enforceable.

WHEN-ISSUED TRANSACTIONS. New issues of securities are often offered on a when-issued basis. This means that delivery and payment for the securities normally will take place several days after the date the buyer commits to purchase them. The payment obligation and the interest rate that will be received on securities purchased on a when-issued basis are each fixed at the time the buyer enters into the commitment.

The fund will make commitments to purchase when-issued securities only with the intention of actually acquiring the securities, but a fund may sell these securities or dispose of the commitment before the settlement date if it is deemed advisable as a matter of investment strategy. Cash or marketable high quality debt securities equal to the amount of the above commitments will be segregated on the fund's records. For the purpose of determining the adequacy of these securities the segregated securities will be valued at market. If the market value of such securities declines, additional cash or securities will be segregated on the fund's records on a daily basis so that the market value of the account will equal the amount of such commitments by the fund. The fund will not invest more than 25% of its net assets in when-issued securities.

----------
(1) With the exception of the SSgA Tuckerman Active REIT Fund, which is non-diversified.

Securities purchased on a when-issued basis and held by the fund are subject to changes in market value based upon the public's perception of changes in the level of interest rates. Generally, the value of such securities will fluctuate inversely to changes in interest rates -- i.e., they will appreciate in value when interest rates decline and decrease in value when interest rates rise. Therefore, if in order to achieve higher interest income a fund remains substantially fully invested at the same time that it has purchased securities on a "when-issued" basis, there will be a greater possibility of fluctuation in the fund's net asset value.

When payment for when-issued securities is due, the fund will meet its obligations from then-available cash flow, the sale of segregated securities, the sale of other securities or, and although it would not normally expect to do so, from the sale of the when-issued securities themselves (which may have a market value greater or less than the fund's payment obligation). The sale of securities to meet such obligations carries with it a greater potential for the realization of capital gains, which are subject to federal income taxes.

WARRANTS. The fund may invest in warrants which entitle the holder to buy equity securities at a specific price for a specific period of time. Warrants may be considered more speculative than certain other types of investments in that they do not entitle a holder to dividends or voting rights with respect to the securities which may be purchased nor do they represent any rights in the assets of the issuing company. Also, the value of the warrant does not necessarily change with the value of the underlying securities and a warrant ceases to have value if it is not exercised prior to the expiration date. The fund will not invest more than 5% of the value of its net assets in warrants, or more than 2% in warrants which are not listed on the New York or American Stock Exchanges.

CONVERTIBLE SECURITIES. The fund may hold convertible securities of foreign or domestic issuers if delivered to the fund in connection with debt securities held by the fund. A convertible security is a fixed-income security which may be converted into the issuer's common or preferred stock at a stated price within a specified period of time. Convertible securities are senior to common stocks in a corporation's capital structure but are usually subordinated to similar nonconvertible securities. Convertible securities provide, through their conversion feature, an opportunity to participate in capital appreciation resulting from a market price advance in a convertible security's underlying common stock. The price of a convertible security is influenced by the market value of the underlying common stock and tends to increase as the market value of the underlying stock rises, whereas it tends to decrease as the market value of the underlying stock declines.

AMERICAN DEPOSITORY RECEIPTS (ADRs). The fund may invest in ADRs under certain circumstances as an alternative to directly investing in foreign securities. Generally, ADRs, in registered form, are designed for use in the US securities markets. ADRs are receipts typically issued by a US bank or trust company evidencing ownership of the underlying securities. ADRs represent the right to receive securities of foreign issuers deposited in a domestic bank or a correspondent bank. ADRs do not eliminate the risk inherent in investing in the securities of foreign issuers. However, by investing in ADRs rather than directly in a foreign issuer's stock, the fund can avoid currency risks during the settlement period for either purchases or sales. In general, there is a large liquid market in the US for many ADRs. The information available for ADRs is subject to the accounting, auditing and financial reporting standards of the domestic market or exchange on which they are traded, which standards may be more uniform and more exacting than those to which many foreign issuers are subject.

PURCHASE OF OTHER INVESTMENT COMPANY FUNDS. To the extent permitted under the 1940 Act and exemptive rules and orders thereunder, each fund may seek to achieve its investment objective by investing in the shares of other investment companies, or exchange traded funds registered as investment companies, that have substantially similar investment objectives and policies. These other investment companies may charge management fees which shall be borne by the fund.

SECURITIES LENDING. A fund may lend portfolio securities with a value of up to 33-1/3% of its total assets. For these purposes, total assets shall include the value of all assets received as collateral for the loan. Such loans may be terminated at any time, and a fund will receive cash or other obligations as collateral. In a loan transaction, as compensation for lending its securities, a fund will receive a portion of the dividends or interest accrued on the securities held as collateral or, in the case of cash collateral, a portion of the income from the investment of such cash. In addition, a fund will receive the amount of all dividends, interest and other distributions on the loaned securities. However, the borrower has the right to vote the loaned securities. A fund will call loans to vote proxies if a material issue affecting the investment is to be voted upon. Should the borrower of the securities fail financially, a fund may experience delays in recovering the securities or exercising its rights in the collateral. Loans are made only to borrowers that are deemed by Advisor to be of good financial standing. In a loan transaction, a fund will also bear the risk of any decline in value of securities acquired with cash collateral. A fund will minimize this risk by limiting the investment of cash collateral to high quality instruments of short maturity. This strategy is not used to leverage any fund.

INTERFUND LENDING. The SSgA Funds has been granted permission from the SEC to participate in a joint lending and borrowing facility (the "Credit Facility"). Portfolios of the SSgA Funds may borrow money from the SSgA Money Market Fund for temporary purposes. All such borrowing and lending will be subject to a participating fund's fundamental investment limitations. The SSgA Money Market Fund will lend through the program only when the returns are higher than those available from an investment in repurchase agreements or short term reserves. The SSgA Funds will borrow through the program only when the costs are equal to or lower than the cost of bank loans. Interfund loans and borrowings normally extend overnight, but can have a maximum duration of seven days. Loans may be called on one business day's notice. A participating fund may have to borrow from a bank at a higher interest rate if an interfund loan is called or not renewed. Any delay in repayment to the SSgA Money Market Fund could result in a lost investment opportunity or additional borrowing costs.

HEDGING STRATEGIES AND RELATED INVESTMENT TECHNIQUES

The fund may seek to hedge against movements in the equity markets through the use of options, futures transactions, and options on futures. The fund has authority to write (sell) covered call and put options on its portfolio securities, purchase put and call options on securities and engage in transactions in stock index options, stock index futures and financial futures and related options on such futures. The fund may enter into such options and futures transactions either on exchanges or in the over-the-counter (OTC) markets. Although certain risks are involved in options and futures transactions, the Advisor believes that, because the fund will only engage in these transactions for hedging purposes, the options and futures portfolio strategies of the fund will not subject the fund to the risks frequently associated with the speculative use of options and futures transactions. Although the use of hedging strategies by the fund is intended to reduce the volatility of the net asset value of the fund's shares, the fund's net asset value will nevertheless fluctuate. There can be no assurance that the fund's hedging transactions will be effective.

WRITING COVERED CALL OPTIONS. The fund is authorized to write (sell) covered call options on the securities in which it may invest and to enter into closing purchase transactions with respect to such options. Writing a call option obligates a fund to sell or deliver the option's underlying security, in return for the strike price, upon exercise of the option. By writing a call option, the fund receives an option premium from the purchaser of the call option. Writing covered call options is generally a profitable strategy if prices remain the same or fall. Through receipt of the option premium, the fund would seek to mitigate the effects of a price decline. By writing covered call options, however, the fund gives up the opportunity, while the option is in effect, to profit from any price increase in the underlying security above the option exercise price. In addition, the fund's ability to sell the underlying security will be limited while the option is in effect unless the fund effects a closing purchase transaction.

WRITING COVERED PUT OPTIONS. The fund is authorized to write (sell) covered put options on its portfolio securities and to enter into closing transactions with respect to such options.

When a fund writes a put option, it takes the opposite side of the transaction from the option's purchaser. In return for receipt of the premium, the fund assumes the obligation to pay the strike price for the option's underlying instrument if the other party to the option chooses to exercise it. The fund may seek to terminate its position in a put option it writes before exercise by closing out the option in the secondary market at its current price. If the secondary market is not liquid for an option the fund has written, however, the fund must continue to be prepared to pay the strike price while the option is outstanding, regardless of price changes, and must continue to set aside assets to cover its position.

The fund may write put options as an alternative to purchasing actual securities. If security prices rise, the fund would expect to profit from a written put option, although its gain would be limited to the amount of the premium it received. If security prices remain the same over time, it is likely that the fund will also profit, because it should be able to close out the option at a lower price. If security prices fall, the fund would expect to suffer a loss. This loss should be less than the loss the fund would have experienced from purchasing the underlying instrument directly, however, because the premium received for writing the option should mitigate the effects of the decline.

PURCHASING PUT OPTIONS. The fund is authorized to purchase put options to hedge against a decline in the market value of its portfolio securities. By buying a put option a fund has the right (but not the obligation) to sell the underlying security at the exercise price, thus limiting the fund's risk of loss through a decline in the market value of the security until the put option expires. The amount of any appreciation in the value of the underlying security will be partially offset by the amount of the premium paid by the fund for the put option and any related transaction costs. Prior to its expiration, a put option may be sold in a closing sale transaction and profit or loss from the sale will depend on whether the amount received is more or less than the premium paid for the put option plus the related transaction costs. A closing sale transaction cancels out the fund's position as the purchaser of an option by means of an offsetting sale of an identical option prior to the expiration of the option it has purchased. The fund will not purchase put options on securities (including stock index options) if as a result of such purchase, the aggregate cost of all outstanding options on securities held by the fund would exceed 5% of the market value of the fund's total assets.

PURCHASING CALL OPTIONS. The fund is also authorized to purchase call options. The features of call options are essentially the same as those of put options, except that the purchaser of a call option obtains the right to purchase, rather than sell, the underlying instrument at the option's strike price (call options on futures contracts are settled by purchasing the underlying futures contract). The fund will purchase call options only in connection with "closing purchase transactions." The fund will not purchase call options on securities (including stock index options) if as a result of such purchase the aggregate cost of all outstanding options on securities held by the fund would exceed 5% of the market value of the fund's total assets.

FINANCIAL FUTURES OPTIONS. The fund may invest in financial futures contracts and options thereon that are traded on a US or foreign exchange or board of trade, as specified in the Prospectuses. An index futures contract provides for the future sale by one party and purchase by another party of a specified quantity of financial instruments or foreign currency or the cash value of an index at a specified price at a future date. A futures contract on an index is an agreement between two parties (buyer and seller) to take or make delivery of an amount of cash equal to the difference between the value of the index at the close of the last trading day of the contract and the price at which the index contract was originally written. In the case of futures contracts traded on US exchanges, the exchange itself or an affiliated clearing corporation assumes the opposite side of each transaction (i.e., as buyer or seller). A futures contract may be satisfied or closed out by delivery or purchase, as the case may be, of the financial instrument or by payment of the change in the cash value of the index. Frequently, using futures to effect a particular strategy instead of using the underlying or related security or index will result in lower transaction costs being incurred. Although the value of an index may be a function of the value of certain specified securities, no physical delivery of these securities is made. A public market exists in futures contracts covering interest rates, several indexes and a number of financial instruments and foreign currencies.

Each fund may also purchase and write call and put options on futures contracts. Options on futures contracts possess many of the same characteristics as options on securities and indexes (discussed above). A futures option gives the holder the right, in return for the premium paid, to assume a long position (in the case of a call) or short position (in the case of a put) in a futures contract at a specified exercise price at any time during the period of the option. Upon exercise of a call option, the holder acquires a long position in the futures contract and the writer is assigned the opposite short position. In the case of a put option, the opposite is true. An option on a futures contract may be closed out (before exercise or expiration) by an offsetting purchase or sale of an option on a futures contract of the same series.

As long as required by regulatory authorities, each fund will limit its use of futures contracts and options on futures contracts to hedging transactions. For example, a fund might use futures contracts to hedge against anticipated changes in interest rates that might adversely affect either the value of the fund's securities or the price of the securities which the fund intends to purchase. Additionally, a fund may use futures contracts to create equity exposure for its cash reserves for liquidity purposes.

A fund will only enter into futures contracts and options on futures contracts which are standardized and traded on a US or foreign exchange, board of trade, or similar entity, or quoted on an automated quotation system. A fund will enter into a futures contract only if the contract is "covered" or if the fund at all times maintains with the Custodian liquid assets equal to or greater than the fluctuating value of the contract (less any margin or deposit). A fund will write a call or put option on a futures contract only if the option is "covered."

RESTRICTIONS ON THE USE OF FUTURES TRANSACTIONS. The purchase or sale of a futures contract differs from the purchase or sale of a security in that no price or premium is paid or received. Instead, an amount of cash or securities acceptable to the broker and the relevant contract market, which varies, but is generally about 5% of the contract amount, must be deposited with the broker. This amount is known as "initial margin" and represents a "good faith" deposit assuring the performance of both the purchaser and seller under the futures contract. Subsequent payments to and from the broker, called "variation margin," are required to be made on a daily basis as the price of the futures contract fluctuates making the long and short positions in the futures contracts more or less valuable, a process known as "marking to market." At any time prior to the settlement date of the futures contract, the position may be closed out by taking an opposite position which will operate to terminate the position in the futures contract. A final determination of variation margin is then made, additional cash is required to be paid to or released by the broker and the purchaser realizes a loss or gain. In addition, a nominal commission is paid on each completed sale transaction.

Regulations of the Commodities Futures Trading Commission applicable to the fund require that all of the fund's futures and options on futures transactions constitute bona fide hedging transactions and that the fund not enter into such transactions if, immediately thereafter, the sum of the amount of initial margin deposits on the fund's existing futures positions and premiums paid for related options would exceed 5% of the market value of the fund's total assets.

RESTRICTIONS ON OTC OPTIONS. The fund may engage in OTC options only with member banks of the Federal Reserve System and primary dealers in US Government securities or with affiliates of such banks or dealers which have capital of at least $50 million or whose obligations are guaranteed by an entity having capital of at least $50 million. The fund will acquire only those OTC options for which Advisor believes the fund can receive on each business day at least two independent bids or offers (one of which will be from an entity other than a party to the option).

The Staff of the SEC has taken the position that purchased OTC options and the assets used as cover for written OTC options are illiquid securities. Therefore, the fund has adopted an operating policy pursuant to which it will not purchase or sell OTC options (including OTC options on futures contracts) if, as a result of such transaction, the sum of: (1) the market value of outstanding OTC options held by the fund; (2) the market value of the underlying securities covered by outstanding OTC call options sold by the fund; (3) margin deposits on the fund's existing OTC options on futures contracts; and (4) the market value of all other assets of the fund that are illiquid or are not otherwise readily marketable, would exceed 15% of the net assets of the fund, taken at market value. However, if an OTC option is sold by the fund to a primary US Government securities dealer recognized by the Federal Reserve Bank of New York and the fund has the unconditional contractual right to repurchase such OTC option from the dealer at a predetermined price, then the fund will treat as illiquid such amount of the underlying securities as is equal to the repurchase price less the amount by which the option is "in-the-money" (current market value of the underlying security minus the option's strike price). The repurchase price with primary dealers is typically a formula price which is generally based on a multiple of the premium received for the option plus the amount by which the option is "in-the-money."

ASSET COVERAGE FOR FUTURES AND OPTIONS POSITIONS. The fund will not use leverage in its options and futures strategies. Such investments will be made for hedging purposes only. The fund will hold securities or other options or futures positions whose values are expected to offset its obligations under the hedge strategies. The fund will not enter into an option or futures position that exposes the fund to an obligation to another party unless it owns either: (1) an offsetting position in securities or other options or futures contracts; or (2) cash, receivables and short-term debt securities with a value sufficient to cover its potential obligations. The fund will comply with guidelines established by the SEC with respect to coverage of options and futures strategies by mutual funds, and if the guidelines so require will set aside cash and high grade liquid debt securities in a segregated account with its custodian bank in the amount prescribed. The fund's custodian shall maintain the value of such segregated account equal to the prescribed amount by adding or removing additional cash or liquid securities to account for fluctuations in the value of securities held in such account. Securities held in a segregated account cannot be sold while the futures or option strategy is outstanding, unless they are replaced with similar securities. As a result, there is a possibility that segregation of a large percentage of a fund's assets could impede portfolio management or the fund's ability to meeting redemption requests or other current obligations.

RISK FACTORS IN OPTIONS, FUTURES AND FORWARD TRANSACTIONS. The use of options and futures transactions to hedge the fund's portfolio involves the risk of imperfect correlation in movements in the price of options and futures and movements in the price of securities which are the subject of the hedge. If the price of the options or futures moves more or less than the price of hedged securities, the fund will experience a gain or loss which will not be completely offset by movements in the price of the subject of the hedge. The successful use of options and futures also depends on Advisor's ability to correctly predict price movements in the market involved in a particular options or futures transaction. To compensate for imperfect correlations, the fund may purchase or sell stock index options or futures contracts in a greater dollar amount than the hedged securities if the volatility of the hedged securities is historically greater than the volatility of the stock index options or futures contracts. Conversely, the fund may purchase or sell fewer stock index options or futures contracts, if the historical price volatility of the hedged securities is less than that of the stock index options or futures contracts. The risk of imperfect correlation generally tends to diminish as the maturity date of the stock index option or futures contract approaches. Options are also subject to the risks of an illiquid secondary market, particularly in strategies involving writing options, which the fund cannot terminate by exercise. In general, options whose strike prices are close to their underlying instruments' current value will have the highest trading volume, while options whose strike prices are further away may be less liquid.

The fund may contract to purchase securities for a fixed price at a future date beyond customary settlement time. When effecting such transactions, cash or marketable securities held by the fund of a dollar amount sufficient to make payment for the portfolio securities to be purchased will be segregated by the Custodian on the fund's records at the trade date and maintained until the transaction is settled. The failure of the other party to the transaction to complete the transaction may cause a fund to miss an advantageous price or yield. Forward commitments involve a risk of loss if the value of the security to be purchased declines prior to the settlement date, or if the other party fails to complete the transaction.

The fund intends to enter into options and futures transactions, on an exchange or in the OTC market, only if there appears to be a liquid secondary market for such options or futures or, in the case of OTC transactions, the Advisor believes the fund can receive on each business day at least two independent bids or offers. However, there can be no assurance that a liquid secondary market will exist at any specific time. Thus, it may not be possible to close an options or futures position. The inability to close options and futures positions also could have an adverse impact on a fund's ability to effectively hedge its portfolio. There is also the risk of loss by a fund of margin deposits or collateral in the event of bankruptcy of a broker with whom the fund has an open position in an option, a futures contract or related option.

The exchanges on which options on portfolio securities are traded have generally established limitations governing the maximum number of call or put options on the same underlying security (whether or not covered) which may be written by a single investor, whether acting alone or in concert with others (regardless of whether such options are written on the same or different exchanges or are held or written in one or more accounts or through one or more brokers). "Trading limits" are imposed on the maximum number of contracts which any person may trade on a particular trading day.

INVESTMENT RESTRICTIONS

The fund is subject to the following fundamental investment restrictions. A fundamental restriction may only be changed by a vote of a "majority of the outstanding voting securities" of the fund. A majority of the outstanding voting securities is defined in the 1940 Act as the lesser of (a) 67% or more of the voting securities present at a meeting if the holders of more than 50% of the outstanding voting securities are present or represented by proxy, or (b) more than 50% of the outstanding voting securities.

1. The fund will not borrow money, except as permitted under the 1940 Act, as amended and as interpreted or modified by regulation from time to time.

2. The fund will not issue "senior securities," except as permitted under the 1940 Act, as amended and as interpreted or modified by regulation from time to time.

3. The fund will not engage in the business of underwriting securities issued by others, except to the extent that the fund may be considered to be an underwriter within the meaning of the Securities Act of 1933 in the disposition of restricted securities or in connection with its investments in other investment companies.

4.   The fund will not purchase or sell real estate, except that the fund may
     (i) acquire or lease office space for its own use, (ii) invest in securities of issuers that invest in real estate or interests therein,
     (iii) invest in mortgage-related securities and other securities that are secured by real estate or interests therein, and (iv) hold and sell real estate acquired by the fund as a result of the ownership of securities.

5. The fund will not purchase or sell commodities or commodity contracts, except the fund may purchase and sell derivatives (including but not limited to options, futures contracts and options on futures contracts) whose value is tied to the value of a financial index or a financial instrument or other asset (including, but not limited to, securities indexes, interest rates, securities, currencies and physical commodities).

6. The fund will not make loans, except that the fund may (i) lend portfolio securities, (ii) enter into repurchase agreements, (iii) purchase all or a portion of an issue of debt securities, bank loan participation interests, bank certificates of deposit, bankers' acceptances, debentures or other securities, whether or not the purchase is made upon the original issuance of the securities and (iv) participate in an interfund lending program with other registered investment companies.

7. The fund will not purchase a security if, after giving effect to the purchase, more than 25% of its total assets would be invested in the securities of one or more issuers conducting their principal business activities in the same industry.

If any percentage restriction described above for the fund is adhered to at the time of investment, a subsequent increase or decrease in the percentage resulting from a change in the value of the fund's assets will not constitute a violation of the restriction, except as otherwise noted. In addition, the fund may invest substantially all of its assets in the securities of a single open-end registered investment company with similar investment objectives and policies without violating any of the foregoing investment restrictions.

TEMPORARY DEFENSIVE POSITION

For defensive purposes, the fund may invest temporarily in short term fixed income securities. These include obligations issued or guaranteed as to principal and interest by the US Government, its agencies or instrumentalities and repurchase agreements collateralized by these obligations; commercial paper; bank certificates of deposit; bankers' acceptances and time deposits. These short term, fixed income securities may be used without limitation to invest uncommitted cash balances or to maintain liquidity to meet shareholder redemptions. This strategy may be inconsistent with the fund's principal investment strategy in an attempt to respond to adverse market, economic, political or other conditions. Taking such a temporary defensive position may result in the fund not achieving its investment objective.

PORTFOLIO TURNOVER

Generally, securities are purchased for the fund for investment income and/or capital appreciation and not for short-term trading profits. The Advisor's sell discipline for the fund's investment in securities is based on the premise of a long-term investment horizon, however, sudden changes in valuation levels arising from, for example, new macroeconomic policies, political developments, and industry conditions could change the assumed time horizon. Liquidity, volatility, and overall risk of a position are other factors considered by the Advisor in determining the appropriate investment horizon. Therefore, the fund may dispose of securities without regard to the time they have been held when such action, for defensive or other purposes, appears advisable.

The portfolio turnover rate for the fund is calculated by dividing the lesser of purchases or sales of portfolio securities for the particular year, by the monthly average value of the portfolio securities owned by the fund during the year. For purposes of determining the rate, all short-term securities, including options, futures, forward contracts and repurchase agreements, are excluded. A high turnover rate (over 100%) will: (1): increase transactions expenses which will adversely affect a fund's performance; and (2) result in increased brokerage commissions and other transaction costs, and the possibility of realized capital gains. To the extent any realized gains are short-term capital gains, they will generally be taxed at ordinary income rates. The payment of any taxes will impact a shareholder's net return from holding an interest in the fund.

                             MANAGEMENT OF THE FUND

BOARD OF TRUSTEES AND OFFICERS

The Board of Trustees is responsible for overseeing generally the management, activities and affairs of each fund and has approved contracts with various financial organizations to provide, among other services, day-to-day management required by the SSgA Funds (see the section called "Investment Advisory and Other Services."). The Trustees hold office for the life of the Trust. A Trustee may resign or retire, and may be removed at any time by a vote of two-thirds of Investment Company shares or by a vote of a majority of the Trustees. The Trustees shall promptly call and give notice of a meeting of shareholders for the purpose of voting upon removal of any Trustee when requested to do so in writing by holders of not less than 10% of the shares then outstanding. A vacancy on the Board of Trustees may be filled by the vote of a majority of the remaining Trustees, provided that immediately thereafter at least two-thirds of the Trustees have been elected by shareholders. The Board of Trustees as a group beneficially own less than 1% of the outstanding voting securities the Trust. The officers, all of whom are employed by the Administrator or its affiliates, are responsible for the day-to-day management and administration of the SSgA Funds' operations.

COMMITTEES OF THE BOARD OF TRUSTEES. There are three standing committees of the Board of Trustees:

- Audit Committee, which consists of Messrs. Marshall, Mastrovich, Riley, Shirk, Taber, and Todd, met two times during the last fiscal year. The purpose of the Audit Committee is to recommend the selection, retention or termination of auditors and, in connection therewith, to evaluate the independence of the auditors, including whether the auditors provide any consulting services to the manager, and to receive the auditors' specific representations as to their independence; meet with the Funds' independent auditors, including private meetings, as necessary (i) to review the arrangements for and scope of the annual audit and any special audits; (ii) to discuss any matters of concern relating to the Funds' financial statements, including any adjustments to such statements recommended by the auditors, or other results of said audit(s); (iii) to consider the auditors' comments with respect to the Funds' financial policies, procedures and internal accounting controls and management's responses thereto; and (iv) to review the form of opinion the auditors propose to render to the Board and shareholders; consider the effect upon the Funds of any changes in accounting principles or practices proposed by management or the auditors; review the fees charged by the auditors for audit and non-audit services; investigate improprieties or suspected improprieties in fund operations; report its activities to the full Board on a regular basis and to make such recommendations with respect to the above and other matters as the Committee may deem necessary or appropriate; and perform such other functions consistent with this Charter, the Trust's By-laws and governing law, as the Audit Committee or the Board of Trustees deems necessary or appropriate.

- The Governance Committee, which consists of Messrs. Anderson, Harbert, Marshall, Mastrovich, Riley, Shirk, Taber and Todd, met two times during the last fiscal year. The purpose of the Governance Committee is the review of information and determination with respect to matters of Trustee compensation, Trustee performance evaluation and independence of outside counsel to the Trustees. The Governance Committee will not consider nominees recommended by securities holders.

- The Valuation Committee, which consists of Messrs. Anderson, Harbert, Marshall, Mastrovich, Riley, Shirk, Taber and Todd, meets as necessary as determined by the SSgA Funds' Valuation Procedures. The Investment Company did not convene any special meetings of the Valuation Committee during the last fiscal year. The Investment Company has established procedures and guidelines for valuing portfolio securities and makes fair value determinations from time to time through the Valuation Committee, with the assistance of the Oversight Committee, State Street Bank and Trust Company (State Street) and SSgA Funds Management, Inc. The Valuation Committee reviews the actions and recommendations of the Oversight Committee at each quarterly Board of Trustees meeting and the Investment Company convenes special meetings of the Valuation Committee as set forth in the Investment Company's Securities Valuation Procedures.

The following lists the SSgA Funds' trustees and principal officers, mailing addresses and ages, positions with the SSgA Funds and length of time served, and present and principal occupations and other directorships held during the past five years.

INTERESTED TRUSTEES

                                                                                                                  NUMBER OF
                          POSITION(S) WITH SSgA                                                                   PORTFOLIOS IN FUND
                          FUNDS;                                                                                  COMPLEX
                          LENGTH OF TIME           PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS;                   OVERSEEN BY
NAME, ADDRESS AND AGE     SERVED                   OTHER DIRECTORSHIPS HELD                                       TRUSTEE
------------------------------------------------------------------------------------------------------------------------------------
Lynn L. Anderson          -    Trustee since 1988  -    Vice Chairman, Frank Russell Company;                     -    27
909 A Street
Tacoma, WA 98402          -    Interested Person   -    Chairman of the Board, Frank Russell Investment
Age 63                         of the SSgA Funds        Management Company, Frank Russell Investment
                               (as defined in           Company and Russell Investment Funds;
                               the 1940 Act) due
                               to his employment   -    Chairman of the Board and Chief Executive Officer,
                               by the parent            Russell Fund Distributors, Inc. and Frank Russell
                               company of the           Trust Company; and
                               Administrator
                                                   -    Director, Russell Insurance Agency, Inc., Frank
                          -    Chairman of the          Russell Investments (Ireland) Limited, Frank
                               Board and                Russell Investment Company plc; Frank Russell
                               President                Investment Company II plc, Frank Russell
                                                        Investment Company III plc, Frank Russell
                          -    Member,                  Institutional Funds plc, Frank Russell Qualifying
                               Governance               Investor Fund, and Frank Russell Investments
                               Committee                (Cayman) Ltd.

                          -    Member, Valuation
                               Committee

Timothy B. Harbert        -    Trustee since 2003  -    2001 to Present, Chairman and Chief Executive             -    27
Two International Place                                 Officer, State Street Global Advisors;
Boston, MA 02110          -    Interested person
Age 52                         of the SSgA Funds   -    1992 to 2001, President and Chief Operating
                               (as defined in           Officer, State Street Global Advisors;
                               the 1940 Act) due
                               to his employment   -    1996 to Present - Executive Vice President, State
                               by an affiliate          Street  Bank & Trust Company;
                               of the Advisor
                                                   -    Director, Citistreet, LLC; State Street Bank,
                          -    Member,                  Paris; State Street Global Advisors, Ltd., London;
                               Governance               State Street Global Advisors, GmbH, Munich; State
                               Committee                Street Global Advisors, Canada, Ltd.; State Street
                                                        Global Advisors, Australia, Ltd.; State Street
                          -    Member, Valuation        Global Advisors, Japan, Ltd.; State Street Global
                               Committee                Markets, LLC; Bentley College;

                                                   -    Chairman of the Board, StreetTracks, LLC; State
                                                        Street Global Advisors Fund Management, LLC; State
                                                        Street Global Advisors, Inc. (Delaware); Bel Air
                                                        Investment Advisors, LLC; and

                                                   -    President and Director, State Street Global
                                                        Advisors, Cayman.

INDEPENDENT TRUSTEES

                                                                                                                  NUMBER OF
                          POSITION(S) WITH SSgA                                                                   PORTFOLIOS IN FUND
                          FUNDS;                                                                                  COMPLEX
NAME, ADDRESS AND         LENGTH OF TIME           PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS;                   OVERSEEN BY
AGE                       SERVED                   OTHER DIRECTORSHIPS HELD                                       TRUSTEE
------------------------------------------------------------------------------------------------------------------------------------
William L. Marshall       -    Trustee since 1988  -    Chief Executive Officer and President, Wm. L.             -    27
33 West Court Street                                    Marshall Associates, Inc., Wm. L. Marshall
Doylestown, PA 18901      -    Chairman, Audit          Companies, Inc. and the Marshall Financial Group,
Age 60                         Committee                Inc. (a registered investment advisor and provider
                                                        of financial and related consulting services);
                          -    Member,
                               Governance          -    Certified Financial Planner and Member, Financial
                               Committee                Planners Association; and

                          -    Member, Valuation   -    Registered Representative and Principal for
                               Committee                Securities with Cambridge Investment Research,
                                                        Inc., Fairfield, Iowa.

Steven J. Mastrovich      -    Trustee since 1988  -    September 2000 to Present, Global Head of                 -    27
623 Clapboardtree Street                                Structured Real Estate, J.P. Morgan Investment
Westwood, MA 02090        -    Member, Audit            Management (private real estate investment for
Age 46                         Committee                clients primarily outside of the US to locate
                                                        private real estate investments in the US);
                          -    Member,
                               Governance          -    January 2000 to September 2000, Managing Director,
                               Committee                HSBC Securities (USA) Inc.

                          -    Member, Valuation   -    From 1998 to 2000, President, Key Global Capital, Inc.;
                               Committee
                                                   -    From 1997 to 1998, Partner, Squire, Sanders &
                                                        Dempsey (law firm); and

                                                   -    From 1994 to 1997, Partner, Brown, Rudnick,  Freed &
                                                        Gesmer (law firm).

Patrick J. Riley          -    Trustee since 1988  -    2003 to Present, Associate Justice, Commonwealth          -    27
One Corporate Place                                     of Massachusetts Superior Court;
55 Ferncroft Road         -    Member, Audit
Danvers, MA 01923              Committee           -    1985 to 2002, Partner, Riley, Burke & Donahue,
Age 54                                                  L.L.P. (law firm); and
                          -    Member,
                               Governance          -    Director, SSgA Cash Management Fund plc; and State
                               Committee                Street Global Advisors Ireland, Ltd.

                          -    Member, Valuation
                               Committee

Richard D. Shirk          -    Trustee since 1988  -    March 2001 to April 2002, Chairman, Cerulean              -    27
1180 Brookgate Way, NE                                  Companies, Inc. (holding company) (Retired);
Atlanta, GA 30319-2877    -    Member, Audit
Age 57                         Committee           -    1996 to March 2001, President and Chief Executive
                                                        Officer, Cerulean Companies, Inc.;
                          -    Member,
                               Governance          -    1992 to March 2001, President and Chief Executive
                               Committee                Officer, Blue Cross/Blue Shield of Georgia;

                          -    Member, Valuation   -    1993 to November 2001, Chairman and Board Member,
                               Committee                Georgia Caring for Children Foundation (private
                                                        foundation);

                                                   -    November 1998 to Present, Board Member, Healthcare
                                                        Georgia Foundation (private foundation); and

                                                   -    September 2002 to Present, Board Member,
                                                        Amerigroup Corp.

Bruce D. Taber            -    Trustee since 1991  -    Consultant, Computer Simulation, General Electric         -    27
26 Round Top Road                                       Industrial Control Systems; and
Boxford, MA 01921         -    Member, Audit
Age 59                         Committee           -    Director, SSgA Cash Management Fund plc and State
                                                        Street Global Advisors Ireland, Ltd.
                          -    Member,
                               Governance
                               Committee

                          -    Member, Valuation
                               Committee

Henry W. Todd             -    Trustee since 1988  -    Chairman, President and CEO, A.M. Todd Group, Inc.;  -    27
150 Domorah Drive
Montgomeryville,          -    Member, Audit       -    President and CEO, Zink & Triest Co., Inc. (dealer
PA 18936                       Committee                in vanilla flavor materials); and
Age 55
                          -    Member,             -    Director, SSgA Cash Management Fund plc and State
                               Governance               Street Global Advisors Ireland, Ltd.
                               Committee

                          -    Member, Valuation
                               Committee

PRINCIPAL OFFICERS

                          POSITION(S) WITH SSgA
                          FUNDS;
NAME, ADDRESS AND         LENGTH OF TIME
AGE                       SERVED                   PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS; OTHER DIRECTORSHIPS HELD
------------------------------------------------------------------------------------------------------------------------------------
Agustin J. Fleites        -    Principal           -    2001 to Present, Senior Principal, State Street Global Advisors;
Two International Place        Executive Officer        President, SSgA Funds Management, Inc.; Managing Director, Advisor
Boston, MA 02110               and Chief                Strategies;
Age 37                         Executive Officer
                               since 2003          -    1999 to 2001, Principal, Head of Exchange Traded Funds, Offshore Funds
                                                        and SSgA Latin America; and

                                                   -    1993-1999, Principal, Head of Asset Allocation Strategies.

J. David Griswold         -    Vice President      -    Director - Global Regulatory Policy and Assistant Secretary, Frank
909 A Street                   and Secretary            Russell Company;
Tacoma, WA 98402               since 1994
Age 45                                             -    Assistant Secretary and Associate General Counsel, Frank Russell
                                                        Investment Management Company, Frank Russell Capital Inc., and Frank
                                                        Russell Investments (Delaware), Inc.;

                                                   -    Assistant Secretary and Associate General Counsel, Russell Fund
                                                        Distributors, Inc.

                                                   -    Director, Secretary and Associate General Counsel, Frank Russell
                                                        Securities, Inc.; and

                                                   -    Director, Frank Russell Canada Limited/Limitee.

James Ross                -    Vice President      -    2001 to Present, Principal, SSgA Funds Management, Inc.;
State Street Financial         since 2002
Center, Boston                                     -    2000 to Present, Principal, State Street Global Advisors;
1 Lincoln Center
Boston, MA 02111-2900                              -    1992 to 2000, Vice President, State Street Corporation;
Age 37
                                                   -    2000 to Present, Vice President, streetTRACKS Series Trust.

Mark E. Swanson           -    Treasurer and       -    Director - Investment Operations, Frank Russell Investment Management
909 A Street                   Principal                Company and Frank Russell Trust Company; and
Tacoma, WA 98402               Accounting
Age 39                         Officer since       -    Treasurer and Chief Accounting Officer, Frank Russell Investment Company
                               2000                     and Russell Investment Funds.

COMPENSATION

Trustees who are not officers or employees of Frank Russell Investment Management Company, SSgA Funds Management, Inc. or their affiliates are paid $92,500 each fiscal year and are reimbursed for travel and other expenses they incur in attending Board meetings. As of the date of this SAI, the Trustees were not paid pension or retirement benefits as part of Investment Company expenses. However, the Trustees have approved a deferred compensation plan by which they would be allowed to invest a portion of their annual trustee fee in shares of the SSgA Funds. The Investment Company has obtained an exemptive order from the SEC to enable it to offer this benefit. Participation by the Trustees is optional. The Investment Company's officers are compensated by either the Administrator or its affiliates or the Advisor and its affiliates.

EQUITY SECURITIES BENEFICIALLY OWNED BY TRUSTEES FOR THE CALENDAR YEAR ENDED DECEMBER 31, 2002

                                                                                              AGGREGATE DOLLAR RANGE
                                                                                              OF EQUITY SECURITIES IN
                                                                                                  ALL REGISTERED
                                                                                               INVESTMENT COMPANIES
                                                                                              OVERSEEN BY TRUSTEES IN
                                           DOLLAR RANGE OF EQUITY                              FAMILY OF INVESTMENT
         TRUSTEE                           SECURITIES IN EACH FUND                                   COMPANIES
-----------------------------------------------------------------------------------------------------------------------
Lynn L. Anderson                Disciplined Equity Fund               $10,001-$50,000               $10,001-$50,000

                                Small Cap Fund                        $10,001-$50,000

William L. Marshall, Trustee    Core Opportunities Fund               $10,001-$50,000               $50,001-$100,00

                                Disciplined Equity Fund               $10,001-$50,000

                                Aggressive Equity Fund                $1-$10,000

                                Emerging Markets Fund                 $10,001-$50,000

Steven J. Mastrovich, Trustee   S&P 500 Index Fund                    $10,001-$50,000               $10,001-$50,000

Patrick J. Riley, Trustee       Special Equity Fund                   $10,001-$50,000                Over $100,000

                                Aggressive Equity Fund                $10,001-$50,000

                                International Stock Selection         $10,001-$50,000
                                Fund

                                Emerging Markets Fund                 $10,001-$50,000

                                Core Opportunities Fund               $50,001-$100,000

                                Small Cap Fund                        Over $100,000

                                Disciplined Equity Fund               Over $100,000

Richard D. Shirk, Trustee       US Government Money Market Fund       $10,001-$50,000                Over $100,000

                                Emerging Markets Fund                 $10,001-$50,000

                                Core Opportunities Fund               $10,001-$50,000

                                Small Cap Fund                        $10,001-$50,000

                                Tax Free Money Market Fund            $10,001-$50,000

                                High Yield Bond Fund                  Over $100,000

                                Special Equity Fund                   $1-$10,000

Bruce D. Taber, Trustee         Bond Market Fund                      $10,001-$50,000               $50,001-$100,000

                                Disciplined Equity Fund               $10,001-$50,000

Henry W. Todd, Trustee          Special Equity                        $10,001-$50,000               $10,001-$50,000

CONTROLLING AND PRINCIPAL SHAREHOLDERS

Frank Russell Investment Management Company ("Administrator"), Investment Company's administrator, will be the sole shareholder of the fund until such time as the fund has public shareholders and therefore may be deemed a controlling person.

                     INVESTMENT ADVISORY AND OTHER SERVICES

ADVISOR

SSgA Funds Management, Inc. (the Advisor) serves as the SSgA Funds' investment advisor pursuant to an Advisory Agreement dated May 1, 2001 (the Advisory Agreement). The Advisor is a wholly owned subsidiary of State Street Corporation, a publicly held bank holding company. The Advisor, State Street, and other advisory affiliates of State Street make up State Street Global Advisors (SSgA), the investment management arm of State Street Corporation. State Street, the SSgA Funds' Custodian and Transfer and Dividend Paying Agent, and State Street Global Markets, LLC, the Funds' Distributor, are affiliated persons of the Advisor. The address of the Advisor is Two International Place, Boston, MA 02110. State Street Corporation's address is 225 Franklin Street, Boston, MA 02110.

The Advisory Agreement will continue from year to year provided that a majority of the Trustees who are not interested persons of the fund and either a majority of all Trustees or a majority of the shareholders of the fund approve its continuance. The Advisory Agreement may be terminated by the Advisor or a fund without penalty upon sixty days' notice and will terminate automatically upon its assignment.

Under the Advisory Agreement, the Advisor directs each Fund's investments in accordance with its investment objective, policies and limitations. For these services, the fund pays an annual management fee to the Advisor. The management fee rate is a percentage of the average daily net asset value of the fund, calculated daily and paid monthly.

APPROVAL OF THE ADVISORY AGREEMENT. [TO BE UPDATED BY AMENDMENT] At a meeting held on April 8, 2003, the Board of Trustees, including a majority of the members of the board who are not "interested persons" of the Investment Company (the "Independent Trustees"), approved the continuation of the Advisory Agreement between the Advisor and the SSgA Funds. In considering the agreement, the Board of Trustees reviewed a variety of materials relating to the SSgA Funds and the Advisor, including the fee expenses and performance of each fund relative to other similar mutual funds and the financial statements for the Advisor and information about the Advisor's operations. The Trustees were presented information regarding the Advisor's compliance capabilities, including its code of ethics policies and procedures and the profitability of its relationships with the fund. Much of the information was provided to the board by Morningstar Associates, LLC, an independent service provider engaged to provide the Board of Trustees with objective materials for this extremely important annual review. The Independent Trustees met among themselves and separately with representatives of the Advisor to evaluate this information. At these meetings, the Independent Trustees were separately represented by independent counsel.

In determining to continue the Advisory Agreement, the Board of Trustees considered information reasonably necessary to evaluate the terms of the Advisory Agreement, including but not limited to the nature and quality of services rendered and the profitability of the Investment Company to the Advisor. The Board of Trustees also considered arrangements by the Advisor to maintain expense limitations for each fund. The Trust considered, among other things, the services provided under the Advisory Agreement and other services that the Advisor and its affiliates provide to the Investment Company; the complexity of those services, both on an absolute basis and relative to other mutual fund complexes; the manner in which the Advisor discharges these services; the financial strength of the Advisor; the organization and compensation structure of the Advisor, including staff experience and qualifications; and the process by which investment decisions are made. When considering the profitability of the Investment Company to the Advisor, the Trustees considered, among other things, the costs to the Advisor of providing each service to the Investment Company; the amount that the Investment Company pays the Advisor and its affiliates for all services from all sources, including investment management and transfer agency and other shareholder services fees; and statements as to the profitability of the Advisor and its affiliate with respect to the Investment Company. In reviewing the profitability of the Advisor and affiliate, the Trustees considered whether the fee and other charges were fair and reasonable in light of the services provided, including information with respect to the similar fees of others providing such services to investment companies, as well as savings from economies of scale.

After considering these and other factors, the Board of Trustees concluded that approval of the Advisory Agreement would be in the interests of the fund and its shareholders because: (a) over a period of years the performance of each fund compares favorably to that of similar mutual funds; and (b) the Advisor's fees and expense ratios for each fund compare favorably to those of similar mutual funds and are reasonable in relation to the services provided to the Investment Company.

ADMINISTRATOR

Frank Russell Investment Management Company (the Administrator) serves as the Investment Company's administrator, pursuant to an Administration Agreement dated April 12, 1988 (the Administration Agreement).

The Administrator is a wholly owned subsidiary of Frank Russell Company. Frank Russell Company was founded in 1936 and has provided comprehensive asset management consulting services since 1969 for institutional pools of investment assets, principally those of large corporate employee benefit plans. Frank Russell Company and its affiliates have offices in Tacoma, Winston-Salem, New York City, Toronto, London, Paris, Tokyo, Sydney, Singapore, Auckland and Geneva, and have approximately 1,400 officers and employees. The Administrator's and Frank Russell Company's mailing address is 909 A Street, Tacoma, WA 98402. Frank Russell Company is an independently operated subsidiary of The Northwestern Mutual Life Insurance Company.

Pursuant to the Administration Agreement with Investment Company, the Administrator will: (1) supervise all aspects of the fund's operations; (2) provide the fund with administrative and clerical services, including the maintenance of certain of the fund's books and records; (3) arrange the periodic updating of the fund's prospectuses and any supplements thereto; (4) provide proxy materials and reports to fund shareholders and the Securities and Exchange Commission; (5) provide the fund with adequate office space and all necessary office equipment and services, including telephone service, heat, utilities, stationery supplies and similar items; and (6) prepare monthly fact sheets for each portfolio of the Investment Company. For all services provided by Administrator pursuant to the Administration Agreement, the SSgA Funds pay the Administrator an annual fee equal to the sum of the products of the average daily net assets for each fund multiplied by the following percentages:

MONEY MARKET PORTFOLIOS

3.15 basis points up to and including $15 billion; 2.9 basis points thereafter

US EQUITY PORTFOLIOS

3.15 basis points up to and including $2 billion; 2.9 basis points thereafter

US FIXED INCOME PORTFOLIOS

3.15 basis points up to and including $1 billion; 2.9 basis points thereafter

INTERNATIONAL PORTFOLIOS

7.0 basis points up to and including $1 billion; 5.0 basis points thereafter

FEEDER PORTFOLIOS(1)

3.15 basis points up to and including $1 billion; 1.0 basis points thereafter

For purposes of determining the breakpoints in calculating the fees above, the assets will be aggregated.

In addition, the Administrator charges a flat fee of $30,000 per year if the fund has less than $500 million in assets under management.

The percentage of the fee paid by a particular fund is equal to the percentage of average aggregate daily net assets that are attributable to that fund. The Administrator will also receive reimbursement of expenses it incurs in connection with establishing new investment portfolios. The Administration Agreement will continue from year to year provided that a majority of the Trustees and a majority of the Trustees who are not interested persons of each fund and who have no direct or indirect financial interest in the operation of the Distribution Plan described below or the Administration Agreement approve its continuance. The Agreement may be terminated by the Administrator or any fund without penalty upon sixty days' notice and will terminate automatically upon its assignment.

CUSTODIAN AND TRANSFER AGENT

State Street serves as the Custodian and Transfer and Dividend Paying Agent for the Investment Company. State Street also provides the basic portfolio recordkeeping required by the Investment Company for regulatory and financial reporting purposes. For its services as Custodian, State Street is paid an annual fee in accordance with the following with respect to the all funds other than international funds, feeder funds and the LifeSolutions Funds:

- Portfolio Administration. A fee payable monthly on a pro rata basis, based on the following percentages of average daily net assets of each fund: $0 up to $1.5 billion--0.02%, $1.5 billion to $20 billion--0.015%; $20 billion to $30 billion--.01%; over $30 billion--.0075% (for purposes of calculating the break point, the assets of individual portfolios are aggregated);

- Portfolio Trading (per transaction). Fed book entry trade--$10; Depository Trust Company trade--$6; physical trade--$25; each NY Fed maturity--$8; all option trading, futures trading, and other trades--$25; incoming Fed wires--$4.70; outgoing Fed wires--$4.55;

- Pricing. Monthly pricing fees of $375 per investment portfolio and from $4 to $16 per security, depending on the type of instrument and the pricing service used;

-  Yield Calculation. $350 per month;

- Earnings Credit. A balance credit is applied against the custody fees (excluding out-of-pocket expenses). The credit is based on 90% of the average 90-day Treasury bill rate for the month, times the average collected balance in the custodian demand deposit account for the month billed; and

- Out of Pocket Expenses at Cost. Include but are not limited to: postage, transfer fees, stamp duties, government taxes, wire fees, telexes, freight, telephones, etc.

For Transfer and Dividend Paying Agent services, State Street is paid the following annual account services fees: $13.35 open account fee; $2.57 closed account fee; $1.85 investor fee; $3.09 CDSC fee; and $24,648 fund minimum. State Street is also paid the following activity based fees: $3 telephone call fee; $5 teleservicing fee; $5 telephone transaction fee for purchases or redemptions; $5 fulfillment fee; $10 IRA custodial fee for annual maintenance per IRA account; and charges related to compliance and regulatory services of 15 cents per non-networked level 3 account, 5 cents for each foreign account annually and a minimum monthly fee of $200 for each management company. Portfolio fees are allocated to each fund based on the average net asset value of each fund and are billable on a monthly basis at the rate of 1/12 of the annual fee. State Street is reimbursed by each fund for supplying certain out-of-pocket expenses including confirmation statements, investor statements, banking fees, postage, forms, audio response, telephone,

----------
(1) The fee applicable to Feeder Portfolios shall apply for so long as all investable assets of the applicable fund are invested in another investment company with substantially the same investment objectives and policies. The fee would revert to the appropriate fee, classified by fund type, should the fund cease operating as a Feeder Portfolio.

records retention, customized programming/enhancements, reports, transcripts, microfilm, microfiche, and expenses incurred at the specific direction of the fund.

DISTRIBUTOR

State Street Global Markets, LLC (the Distributor) serves as the distributor of fund shares pursuant to a Distribution Agreement dated March 1, 2002, as amended ("Distribution Agreement"). The Distributor is a wholly owned subsidiary of State Street Corporation. The Advisor, Custodian and Transfer Agent are also wholly owned subsidiaries of State Street Corporation. The Distributor's mailing address is State Street Financial Center, Boston; 1 Lincoln Street; Boston,
MA 02111-2900.

CODE OF ETHICS

The Advisor, Distributor, Custodian, Transfer Agent, Administrator and Investment Company have each adopted a code of ethics (the Investment Company code being referred to herein as the Code of Ethics) under Rule 17j-1 of the 1940 Act. The Code of Ethics, by relying on the codes of the underlying service providers, permits personnel of the above-named service providers or officers of the Investment Company, subject to the provisions of the relevant code of ethics, to invest in securities, including securities that may be purchased or held by the Advisor or the Investment Company. Under the relevant code of ethics, all employees or officers who are deemed to be access persons (persons who have interaction with funds or accounts managed by the Advisor as part of their job function) must pre-clear personal securities transactions. Each code of ethics is designed to ensure that employees conduct their personal securities transactions in a manner that does not create an actual or potential conflict of interest to the business or fiduciary responsibilities of the Investment Company's service providers or officers. In addition, the Code of Ethics establishes standards prohibiting the trading in or recommending of securities based on material, nonpublic information or the divulgence of such information to others.

DISTRIBUTION PLAN AND SHAREHOLDER SERVICING ARRANGEMENTS

DISTRIBUTION PLAN. Under the 1940 Act, the Securities and Exchange Commission has adopted Rule 12b-1, which regulates the circumstances under which a fund may, directly or indirectly, bear distribution and shareholder servicing expenses. Rule 12b-1 provides that a fund may pay for such expenses only pursuant to a plan adopted in accordance with the Rule. Accordingly, each fund has adopted an active distribution plan providing for reimbursement for distribution expenses up to the plan limit.

In connection with the Trustees' consideration of whether to adopt the distribution plan, the Distributor, as the Funds' principal underwriter, represented to the Trustees that the Distributor believes that the Distribution Plan should result in increased sales and asset retention for the funds by enabling the funds to reach and retain more investors and servicing agents (such as brokers, banks, financial planners, investment advisors and other financial institutions), although it is impossible to know for certain in the absence of a Distribution Plan or under an alternative distribution arrangement, the level of sales and asset retention that a fund would have. Accordingly, the Board of Trustees adopted a distribution plan on January 8, 1992 (the Plan), which was restated to reflect the change of distributor and to update current operations on April 9, 2002.

The Plan provides that a fund may spend annually, directly or indirectly, up to 0.25% of the value of its average net assets for distribution and shareholder servicing services. The Plan does not provide for a fund to be charged for interest, carrying or any other financing charges on any distribution expenses carried forward to subsequent years. A quarterly report of the amounts expended under the Plan, and the purposes for which such expenditures were incurred, must be made to the Trustees for their review. The Plan may not be amended without shareholder approval to increase materially the distribution or shareholder servicing costs that the fund may pay. The Plan and material amendments to it must be approved annually by all of the Trustees and by the Trustees who are neither "interested persons" (as defined in the 1940 Act) of the fund nor have any direct or indirect financial interest in the operation of the Plan or any related agreements.

DISTRIBUTION AND SHAREHOLDER SERVICING. Payments under the Plan are made to the Distributor to finance activity which is intended to result in the sale and retention of fund shares including: (1) payments made to certain broker-dealers, investment advisors and other third-party intermediaries; (2) the costs of prospectuses, reports to shareholders and sales literature; (3) advertising; and
(4) expenses incurred in connection with the promotion and sale of fund shares, including Distributor's overhead expenses for rent, office supplies, equipment, travel, communication, compensation and benefits of sales personnel.

Long-term shareholders of the fund may pay more in Rule 12b-1 fees than the economic equivalent of the maximum front-end sales charge permitted by the National Association of Securities Dealers, Inc.

Under the Plan, the fund and/or the Distributor may also enter into Service Agreements with financial institutions, which may include the Advisor ("Service Organizations"), to provide shareholder servicing with respect to shares of the fund held by or for the customers of the Service Organizations. Under the Service Agreements, the Service Organizations may provide various services for such customers, including: answering inquiries regarding the fund; assisting customers in changing dividend options, account designations and addresses; performing subaccounting for such customers; establishing and maintaining customer accounts and records; processing purchase and redemption transactions; providing periodic statements showing customers' account balances and integrating such statements with those of other transactions and balances in the customers' other accounts serviced by the Service Organizations; arranging for bank wires transferring customers' funds; and such other services as the customers may request in connection with the fund, to the extent permitted by applicable statute, rule or regulation. Service Organizations may receive from the fund and/or the Distributor, for shareholder servicing, monthly fees at a rate that shall not exceed .20% per annum of the average daily net asset value of the fund's shares owned by or for shareholders with whom the Service Organization has a servicing relationship. Banks and other financial service firms may be subject to various state laws, and may be required to register as dealers pursuant to state law.

The Investment Company has entered into Service Agreements with State Street and the following entities related to State Street: State Street Global Markets, LLC; Fiduciary Investors Services division of State Street Bank and Trust Company; High Net Worth Services division of State Street Bank and Trust Company, and CitiStreet LLC. The purpose of the Service Agreements is to obtain shareholder services for fund shares owned by clients of each of these entities. In return for these services, the Investment Company pays each of the entities a fee. Service Organizations that are affiliated with State Street receive from the fund and or the Distributor, for shareholder servicing, monthly fees at a rate that shall not exceed .175% per annum of the average daily net asset value of the fund's shares owned by or for shareholders with whom the affiliated Service Organization has a servicing relationship. The Service Agreements with Service Organizations affiliated with State Street are reviewed annually by the Board of Trustees.

Payments to Distributor, as well as payments to Service Organizations, are not permitted by the Plan to exceed .25% per year of the average net asset value of the fund's shares. Any payments that are required to be made by the Distribution Agreement and any Service Agreement but could not be made because of the .25% limitation may be carried forward and paid in subsequent years so long as the Plan is in effect. The fund's liability for any such expenses carried forward shall terminate at the end of two years following the year in which the expenditure was incurred. Service Organizations will be responsible for prompt transmission of purchase and redemption orders and may charge fees for their services.

INDEPENDENT ACCOUNTANTS

PricewaterhouseCoopers LLP serves as the Investment Company's independent accountants. PricewaterhouseCoopers LLP is responsible for performing annual audits of the financial statements and financial highlights in accordance with auditing standards generally accepted in the United States of America, a review of federal tax returns, and, pursuant to Rule 17f-2 of the 1940 Act, three security counts. The mailing address of PricewaterhouseCoopers LLP is 160 Federal Street, Boston, MA 02110.

LEGAL COUNSEL

Goodwin Procter LLP, Exchange Place, Boston, MA 02109, provides legal services to the SSgA Funds.

                       BROKERAGE PRACTICES AND COMMISSIONS

All portfolio transactions are placed on behalf of the fund by the Advisor. The Advisor ordinarily pays commissions when it executes transactions on a securities exchange. In contrast, there is generally no stated commission on the purchase or sale of securities traded in the over-the-counter markets, including most debt securities and money market instruments. Rather, the price of such securities includes an undisclosed "commission" in the form of a mark-up or mark-down. The cost of securities purchased from underwriters includes an underwriting commission or concession.

The fund contemplates purchasing most equity securities directly in the securities markets located in emerging or developing countries or in the over-the-counter markets. ADRs and EDRs may be listed on stock exchanges, or traded in the over-the-counter markets in the US or Europe, as the case may be. ADRs, like other securities traded in the US, will be subject to negotiated commission rates.

Subject to the arrangements and provisions described below, the selection of a broker or dealer to execute portfolio transactions is usually made by the Advisor. The Advisory Agreement provides, in substance and subject to specific directions from officers of

Investment Company, that in executing portfolio transactions and selecting brokers or dealers, the principal objective is to seek the best overall terms available to the fund. Ordinarily, securities will be purchased from primary markets, and the Advisor will consider all factors it deems relevant in assessing the best overall terms available for any transaction, including the breadth of the market in the security, the price of the security, the financial condition and execution capability of the broker or dealer, and the reasonableness of the commission, if any, for the specific transaction and other transactions on a continuing basis.

The Advisory Agreement authorizes the Advisor to select brokers or dealers (including affiliates) to arrange for the purchase and sale of fund securities, including principal transactions. In evaluating the best overall terms available, the Advisor is also authorized to consider the "brokerage and research services" (as those terms are defined in Section 28(e) of the Securities Exchange Act of 1934) provided to the fund and/or the Advisor (or its affiliates). The Advisor selects brokers, including affiliates, for the purchase and sale of fund securities which in the Advisor's best judgment provide prompt and reliable execution of orders at favorable prices and reasonable commission rates. Subject to that primary consideration, dealers may be selected for research, statistical or other services to enable the fund to supplement its own research and analysis. Research services generally include services which assist investment professionals in their investment decision-making process, including information concerning securities or indexes, performance, technical market action, pricing, risk measurement, corporate responsibility and proxy issues, in addition to political and economic developments.

The Advisor is authorized to cause the fund to pay a commission to a broker or dealer who provides such brokerage and research services for executing a portfolio transaction which is in excess of the amount of commission another broker or dealer would have charged for effecting that transaction. The fund or the Advisor, as appropriate, must determine in good faith that such commission was reasonable in relation to the value of the brokerage and research services provided--viewed in terms of that particular transaction or in terms of all the accounts over which the Advisor exercises investment discretion. Any commission, fee or other remuneration paid to an affiliated broker-dealer is paid in compliance with the Investment Company's procedures adopted in accordance with Rule 17e-1 of the 1940 Act.

With respect to brokerage commissions, if commissions are generated by a fund, the Board reviews, at least annually, the commissions paid by a fund to evaluate whether the commissions paid over representative periods of time were reasonable in relation to commissions being charged by other brokers and the benefits to a fund. The Trustees periodically review the Advisor's performance of its responsibilities in connection with the placement of portfolio transactions on behalf of the fund and review the prices paid by the fund over representative periods of time to determine if such prices are reasonable in relation to the benefits provided to the fund. Certain services received by the Advisor attributable to a particular fund transaction may benefit one or more other accounts for which the Advisor exercises investment discretion or an Investment Portfolio other than such fund. The Advisor's fees are not reduced by the Advisor's receipt of such brokerage and research services.

                             PRICING OF FUND SHARES

Shares of the fund are offered without a sales commission by State Street Global Markets, LLC (the Distributor), to institutional and retail investors which invest for their own account or in a fiduciary or agency capacity. The fund determines the price per share once each business day at the close of the New York Stock Exchange (ordinarily 4:00 p.m. Eastern time). A business day is one on which the New York Stock Exchange is open for regular trading. Pricing does not occur on non-business days. Currently, the New York Stock Exchange is open for trading every weekday except New Year's Day, Martin Luther King, Jr. Day, President's Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day, and Christmas Day. The New York Stock Exchange may close early on Christmas Eve and New Year's Eve and before certain other holidays. Please contact your SSgA Funds account representative if you have questions on early Exchange closing times.

Trading may occur in debt securities and in foreign securities at times when the New York Stock Exchange is closed (including weekends and holidays or after 4:00 p.m. Eastern time on a regular business day). The trading of portfolio securities at such times may significantly increase or decrease the net asset value of fund shares when the shareholder is not able to purchase or redeem fund shares. Further, because foreign securities markets may close prior to the time the fund determines net asset value, events affecting the value of the portfolio securities occurring between the time prices are determined and the time the fund calculates net asset value may not be reflected in the calculation of net asset value unless it is determined that a particular event would materially affect the net asset value. If such an event occurs, these securities will be valued at their fair value following procedures approved by the Trustees.

With the exceptions noted below, the fund values portfolio securities at market value. This generally means that equity securities and fixed income securities listed and traded principally on any national securities exchange are valued on the basis of the last sale price or, lacking any sales, at the closing bid price, on the primary exchange on which the security is traded. United States equity and fixed-income securities traded principally over-the-counter and options are valued on the basis of the last sale price. Futures contracts are valued on the basis of the last reported sales price. If market quotations are not readily available for a security or if subsequent events suggest that a market quotation is not reliable, the fund will use the security's fair value as determined in accordance with procedures approved by the Board of Trustees.

Because many fixed income securities do not trade each day, last sale or bid prices are frequently not available. Therefore, fixed income securities may be valued using prices provided by a pricing service when such prices are believed to reflect the market value of such securities.

International securities traded on a national securities exchange are valued on the basis of the last sale price. International securities traded over-the-counter are valued on the basis of last sale price. In the absence of a last sale price, such securities may be valued on the basis of prices provided by a pricing service if those prices are believed to reflect the fair value of such securities. Some international securities trade on days that the fund is not open for business. As a result, the net asset value of fund shares may fluctuate on days when fund shareholders may not buy or sell fund shares.

The fund values securities maturing within 60 days of the valuation date at amortized cost unless the Board determines that the amortized cost method does not represent fair value. This method involves valuing an instrument at its cost and thereafter assuming a constant amortization to maturity of any discount or premium, even though the portfolio security may increase or decrease in market value generally in response to changes in interest rates. While this method provides certainty in valuation, it may result in periods during which value, as determined by amortized cost, is higher or lower than the price a fund would receive if it sold the instrument. For example, in periods of declining interest rates, the daily yield on fund shares computed by dividing the annualized daily income on the fund's portfolio by the net asset value based upon the amortized cost valuation technique may tend to be higher than a similar computation made by using a method of valuation based upon market prices and estimates. In periods of rising interest rates, the daily yield on fund shares computed the same way may tend to be lower than a similar computation made by using a method of calculation based upon market prices and estimates.

The Investment Company received an exemption from Section 18(f) of the 1940 Act, which enables it to redeem securities in kind. Therefore, a fund may pay any portion of the redemption amount (in excess of $15 million) by a distribution in kind of readily marketable securities from its portfolio instead of cash.

                                      TAXES

Each fund intends to qualify for treatment as a regulated investment company ("RIC") under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). As a RIC, each fund will not be liable for federal income taxes on taxable net investment income and net capital gain (long-term capital gains in excess of short-term capital losses) that it distributes to its shareholders, provided that the fund distributes annually to its shareholders at least 90% of its net investment income and net short-term capital gain for the taxable year ("Distribution Requirement"). For a fund to qualify as a RIC it must abide by all of the following requirements: (1) at least 90% of the fund's gross income each taxable year must be derived from dividends, interest, payments with respect to securities loans, gains from the sale or other disposition of stock or securities or foreign currencies, or other income (including gains from options, futures or forward contracts) derived with respect to its business of investing in such stock, securities or currencies ("Income Requirement"); (2) at the close of each quarter of the fund's taxable year, at least 50% of the value of its total assets must be represented by cash and cash items, US Government securities, securities of other RICs, and other securities, with such other securities limited, in respect of any one issuer, to an amount that does not exceed 5% of the total assets of the fund or that does not represent more than 10% of the outstanding voting securities of any one issuer; and (3) at the close of each quarter of the fund's taxable year, not more than 25% of the value of its assets may be invested in securities (other than US Government securities or the securities of other RICs) of any one issuer.

Each fund will be subject to a nondeductible 4% excise tax to the extent it fails to distribute by the end of any calendar year an amount at least equal to the sum of: (1) 98% of its ordinary income for that year; (2) 98% of its capital gain net income for the one-year period ending on October 31 of that year; and
(3) certain undistributed amounts from the preceding calendar year. For this and other purposes, dividends declared in October, November or December of any calendar year and made payable to shareholders of record in such month will be deemed to have been received on December 31 of such year if the dividends are paid by the fund subsequent to December 31 but prior to February 1 of the following year.

If a shareholder receives a distribution taxable as a long-term gain with respect to shares of a fund and redeems or exchanges the shares, and has held the shares for six months or less, then any loss on the redemption or exchange will be treated as a long-term loss to the extent of the respective capital gain distribution.

ISSUES RELATED TO HEDGING AND OPTION INVESTMENTS. A fund's ability to make certain investments may be limited by provisions of the Code that require inclusion of certain unrealized gains or losses in the fund's income for purposes of the Income Requirement and the Distribution Requirement, and by provisions of the Code that characterize certain income or loss as ordinary income or loss rather than capital gain or loss. Such recognition, characterization and timing rules will affect investments in certain futures contracts, options, foreign currency contracts and debt securities denominated in foreign currencies.

STATE AND LOCAL TAXES. Depending upon the extent of each fund's activities in states and localities in which its offices are maintained, its agents or independent contractors are located or it is otherwise deemed to be conducting business, the fund may be subject to the tax laws of such states or localities.

The foregoing discussion is only a summary of certain federal income tax issues generally affecting the fund and its shareholders. Circumstances among investors may vary and each investor is encouraged to discuss investment in the fund with the investor's tax advisor.

                         CALCULATION OF PERFORMANCE DATA

The fund computes average annual total return and average annual return (after taxes on distributions) by using standardized methods of calculation required by the Securities and Exchange Commission. Average annual total return (before and after taxes on distribution) is computed by finding the average annual compounded rates of return on a hypothetical initial investment of $1,000 over the 1-, 5- and 10-year periods (or life of a fund as appropriate), that would equate the initial amount invested to the ending redeemable value.

Average annual total return is computed according to the following formula:

                            P(1+T) (POWER OF n) = ERV

           where:  P =    a hypothetical initial payment of $1,000
                   T =    average annual total return
                   n =    number of years
                   ERV =  ending redeemable value of a hypothetical $1,000
                          payment made at the beginning of the 1-, 5- or 10-year periods at the end of the year or period
                          (or fractional portion)

The calculation assumes that all dividends and distributions of the fund are reinvested at the price stated in the prospectus on the dividend dates during the period, and includes all recurring and nonrecurring fees that are charged to all shareholder accounts.

Average annual total return (after taxes on distributions) is computed according to the following formula:

                      P(1+T) (POWER OF n) = ATV(BASE OF D)

           where: P =               a hypothetical initial payment of $1,000
                  T =               average annual total return (after taxes
                                    on distributions)
                  n =               number of years
                  ATV (BASE OF D) = ending value of a hypothetical $1,000
                                    payment made at the beginning of the 1-, 5- or 10-year periods (or fractional portion), after taxes on fund distributions but not after taxes on redemption

The calculation assumes that all distributions of the fund, less taxes due on such distributions, are reinvested at the price stated in the prospectus on the dividend dates during the period, and includes all recurring and nonrecurring fees that are charged to all shareholder accounts.

Total returns and other performance figures are based on historical earnings and are not indicative of future performance.

                             ADDITIONAL INFORMATION

SHAREHOLDER MEETINGS

Investment Company will not have an annual meeting of shareholders. Special meetings may be convened: (1) by the Board of Trustees; (2) upon written request to the Board by the holders of at least 10% of the outstanding shares; or (3) upon the Board's failure to honor the shareholders' request described above, by holders of at least 10% of the outstanding shares giving notice of the special meeting to the shareholders.

CAPITALIZATION AND VOTING

Each fund share has one vote. There are no cumulative voting rights. There is no annual meeting of shareholders, but special meetings may be held. On any matter that affects only a particular investment fund, only shareholders of that fund may vote unless otherwise required by the 1940 Act or the Master Trust Agreement.

The fund share represents an equal proportionate interest in the fund, has a par value of $.001 per share and is entitled to such relative rights and preferences and dividends and distributions earned on the assets belonging to the fund as may be declared by the Board of Trustees. Fund shares are fully paid and nonassessable by Investment Company and have no preemptive rights.

The Investment Company does not issue share certificates for the fund. Transfer Agent sends monthly statements to shareholders of the fund concurrent with any transaction activity, confirming all investments in or redemptions from their accounts. Each statement also sets forth the balance of shares held in the account.

FEDERAL LAW AFFECTING STATE STREET

Federal laws may prohibit state chartered banks such as State Street from engaging in the business of certain kinds of underwriting and other activities and may impact the services provided by State Street. SSgA FUNDS SHARES ARE NOT ENDORSED OR GUARANTEED BY STATE STREET OR ITS AFFILIATES, ARE NOT DEPOSITS OR OBLIGATIONS OF STATE STREET OR ITS AFFILIATES, AND ARE NOT INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENTAL AGENCY.

Changes in federal or state statutes and regulations relating to the permissible activities of banks and their affiliates, as well as judicial or administrative decisions or interpretations of such or future statutes and regulations, could prevent the Advisor from continuing to perform all or a part of the above services for its customers and/or the fund. If the Advisor were prohibited from serving the fund in any of its present capacities, the Board of Trustees would seek an alternative provider(s) of such services. In such event, changes in the operation of the fund may occur. It is not expected by the Advisor that existing shareholders would suffer any adverse financial consequences (if another advisor with equivalent abilities is found) as a result of any of these occurrences.

PROXY VOTING POLICY

The Advisor has undertaken to vote proxies with respect to each fund's underlying securities holdings and retains the final authority and responsibility for such voting. The Advisor retains outside consultants for analyses of issues and to act as voting agent. General voting guidelines are followed for routine matters of corporate governance, as set by a special committee. If areas of concern are discovered, the issues are examined in detail and voted as determined to be in the best interest of the shareholder.

MASSACHUSETTS BUSINESS TRUST

The fund is a series of a "Massachusetts business trust." A copy of the First Amended and Restated Master Trust Agreement (the Declaration of Trust) for the Investment Company is on file in the office of the Secretary of the Commonwealth of Massachusetts. The Declaration of Trust and the By-Laws of the Investment Company are designed to make the Investment Company similar in most respects to a Massachusetts business corporation. The principal distinctions between the two forms relate to shareholder liability and are described below.

Under Massachusetts law, shareholders of such a trust may, under certain circumstances, be held personally liable as partners for the obligations of the trust. This is not the case for a Massachusetts business corporation. However, the Declaration of Trust of the

Investment Company provides that the shareholders shall not be subject to any personal liability for the acts or obligations of the Investment Company and that every note, bond, contract, instrument, certificate or undertaking made on behalf of the Investment Company shall contain a provision to the effect that the shareholders are not personally liable thereunder.

No personal liability will attach to the shareholders under any undertaking containing such provision when adequate notice of such provision is given, except possibly in a few jurisdictions. With respect to all types of claims in the latter jurisdictions, (i) tort claims, (ii) contract claims where the provision referred to is omitted from the undertaking, (iii) claims for taxes, and (iv) certain statutory liabilities in other jurisdictions, a shareholder may be held personally liable to the extent that claims are not satisfied by the Investment Company. However, upon payment of such liability, the shareholder will been entitled to reimbursement from the general assets of the Investment Company. The Trustees of the Investment Company intend to conduct the operations of the Investment Company in a way as to avoid, as far as possible, ultimate liability of the shareholders of the Investment Company.

The Declaration of Trust further provides that the name of the Investment Company refers to the Trustees collectively as Trustees, not as individuals or personally, and that no Trustee, officer, employee or agent is liable to any third persons in connection with the affairs of the Investment Company, except if the liability arises from his or its own bad faith, willful misfeasance, gross negligence or reckless disregard of his or its duties to such third persons. It also provides that all third persons shall look solely to the property of the Investment Company for any satisfaction of claims arising in connection with the affairs of the Investment Company. With the exceptions stated, the Trust's Declaration of Trust provides that a Trustee, officer, employee or agent is entitled to be indemnified against all liability in connection with the affairs of the Investment Company.

The Investment Company shall continue without limitation of time subject to the provisions in the Declaration of Trust concerning termination by action of the shareholders and the Trustees upon notice to the shareholders.

                              FINANCIAL STATEMENTS

Audited financial statements will be available within 60 days following the end of the fund's then current fiscal year, which ends August 31. When available, copies of the financial statements can be obtained without charge by calling Distributor at (800) 647-7327.

                            PART C: OTHER INFORMATION

Item 23.      Exhibits
              --------

                                                                                            INCORPORATED BY REFERENCE
                                NAME OF EXHIBIT                                                  OR EXHIBIT NUMBER
1.            First Amended and Restated

              Master Trust Agreement                                                  Post-Effective Amendment #35 (12/29/95)
              (a)   Amendment No. 1                                                   Post-Effective Amendment #35 (12/29/95)
              (b)   Amendment No. 2                                                   Post-Effective Amendment #35 (12/29/95)
              (c)   Amendment No. 3                                                   Post-Effective Amendment #35 (12/29/95)
              (d)   Amendment No. 4                                                   Post-Effective Amendment #35 (12/29/95)
              (e)   Amendment No. 5                                                   Post-Effective Amendment #35 (12/29/95)
              (f)   Amendment No. 6                                                   Post-Effective Amendment #35 (12/29/95)
              (g)   Amendment No. 7                                                   Post-Effective Amendment #35 (12/29/95)
              (h)   Amendment No. 8                                                   Post-Effective Amendment #35 (12/29/95)
              (i)   Amendment No. 9                                                   Post-Effective Amendment #40 (4/10/97)
              (j)   Amendment No. 10                                                  Post-Effective Amendment #43 (2/4/98)
              (k)   Amendment No. 11                                                  Post-Effective Amendment #47 (9/1/98)
              (l)   Amendment No. 12                                                  Post-Effective Amendment #50 (3/15/99)
              (m)   Amendment No. 13                                                  Post-Effective Amendment #56 (5/31/00)
              (n)   Amendment No. 14                                                  Post-Effective Amendment #62 (8/1/01)
              (o)   Amendment No. 15                                                  Post-Effective Amendment #62 (8/1/01)
              (p)   Amendment No. 16                                                  Post-Effective Amendment #63 (10/1/01)
              (q)   Amendment No. 17                                                  Post-Effective Amendment #69 (12/27/02)
2.            Bylaws                                                                  Post-Effective Amendment #42 (12/24/97)

3.            Instruments Defining Rights of Security Holders                         None
4.            Deferred Compensation Plan                                              Post-Effective Amendment #50 (3/15/99)

5(a)          Investment Advisory Agreement                                           Post-Effective Amendment #35 (12/29/95)
(b)           Letter agreement incorporating the Yield Plus and Bond                  Post-Effective Amendment #35 (12/29/95)
              Market Funds within the Investment Advisory Agreement
(c)           Letter agreement incorporating the US Treasury Money                    Post-Effective Amendment #35 (12/29/95)
              Market and US Treasury Obligations Funds within the
              Investment Advisory Agreement
(d)           Letter agreement incorporating the Growth and Income and                Post-Effective Amendment #35 (12/29/95)
              Intermediate Funds within the Investment Advisory Agreement
(e)           Letter agreement incorporating the Emerging markets Fund                Post-Effective Amendment #35 (12/29/95)
              and the Prime Money Market Fund within the Investment
              Advisory Agreement
(f)           Letter agreement incorporating the Tax Free Money Market                Post-Effective Amendment #35 (12/29/95)
              Fund within the Investment Advisory Agreement
(g)           Letter agreement incorporating the Small Cap, Active                    Post-Effective Amendment #35 (12/29/95)
              International and Real Estate Equity Funds within the
              Investment Advisory Agreement
(h)           Letter agreement incorporating the Life Solutions                       Post-Effective Amendment #41 (6/2/97)
              Growth, Balanced and Income and Growth Funds within the
              Investment Advisory Agreement
(i)           Letter agreement incorporating the SSgA Special,                        Post-Effective Amendment #45 (4/28/98)
              International Growth Opportunities and High Yield Bond
              Funds within the Investment Advisory Agreement
(j)           Letter agreement incorporating the SSgA Aggressive                      Post-Effective Amendment #47 (9/1/98)
              Equity Fund within the Investment Advisory Agreement
(k)           Letter agreement incorporating the SSgA IAM SHARES Fund                 Post-Effective Amendment #51 (5/28/99)
              within the Investment Advisory Agreement
(l)           Letter agreement incorporating the SSgA Intermediate                    Post-Effective Amendment #56 (5/31/00)
              Municipal Bond Fund within the Investment Advisory Agreement
(m)           Investment Advisory Agreement with SSgA Funds Management, Inc.          Post-Effective Amendment #62 (8/1/01)
(n)           Amendment No. 1 to Investment Advisory Agreement                        Post-Effective Amendment #63 (10/1/01)
(o)           Investment Sub-Advisory Agreement Between SSgA Funds
              Management, Inc. and The Tuckerman Group LLC                            Post-Effective Amendment #63 (10/1/01)
(p)           Advisory Fee Waiver and Reimbursement Agreement                         Post-Effective Amendment #69 (12/27/02)

(q)           Letter agreement incorporating the SSgA Large Cap Value and             To be filed by Amendment
              Large Cap Growth Opportunities Funds within the Investment
              Advisors Agreement

6.            Distribution Agreements

(a)           Distribution Agreement (Class A Shares)                                 Post-Effective Amendment #35 (12/29/95)
(a)(i)        Letter agreement incorporating the Yield Plus and Bond                  Post-Effective Amendment #35 (12/29/95)
              Market Funds within the Distribution Agreement
(a)(ii)       Letter agreement incorporating the US Treasury Money                    Post-Effective Amendment #35 (12/29/95)
              Market and US Treasury Obligations Funds within the
              Distribution Agreement

                                                                                            INCORPORATED BY REFERENCE
                                NAME OF EXHIBIT                                                  OR EXHIBIT NUMBER
(a)(iii)      Letter agreement incorporating the Growth and Income and                Post-Effective Amendment #35 (12/29/95)
              Intermediate Funds within the Distribution Agreement
(a)(iv)       Letter agreement incorporating the Emerging Markets and                 Post-Effective Amendment #35 (12/29/95)
              Prime Money Market Funds within the Distribution
              Agreement
(a)(v)        Letter agreement incorporating the Class A shares of the                Post-Effective Amendment #35 (12/29/95)
              Tax Free Money Market Fund within the Distribution Agreement
(a)(vi)       Letter agreement incorporating the Small Cap, Active                    Post-Effective Amendment #35 (12/29/95)
              International and Real Estate Equity Funds within the
              Distribution Agreement
(a)(vii)      Letter agreement incorporating the Life Solutions                       Post-Effective Amendment #41 (6/2/97)
              Growth, Balanced and Income and Growth Funds within the
              Distribution Agreement
(a)(viii)     Letter agreement incorporating the Special Small Cap,                   Post-Effective Amendment #45 (4/28/98)
              International Growth Opportunities and High Yield Bond
              Funds within the Distribution Agreement
(a)(ix)       Letter agreement incorporating the SSgA Aggressive                      Post-Effective Amendment #47 (9/1/98)
              Equity Fund within the Distribution Agreement
(a)(x)        Letter agreement incorporating the SSgA IAM SHARES Fund                 Post-Effective Amendment #51 (5/28/99)
              within the Distribution Agreement
(a)(xi)       Letter agreement incorporating the SSgA Intermediate                    Post-Effective Amendment #56 (5/31/00)
              Municipal Bond Fund within the Distribution Agreement
(a)(xii)      Letter Agreement incorporating the SSgA MSCI EAFE Index Fund
              within the Distribution Agreement                                       Post-Effective Amendment #63 (10/1/01)
(b)           Distribution Agreement (regarding Class B Shares of the                 Post-Effective Amendment #42 (12/24/97)
              Money Market and US Government Money Market Funds)
(b)(i)        Letter agreement incorporating the Class B Shares of the                To be filed by amendment
              Tax Free Money Market Fund within the Distribution Agreement
(c)           Distribution Agreement (regarding Class C Shares of the                 Post-Effective Amendment #42 (12/24/97)
              Money Market and US Government Money Market Funds)
(c)(i)        Letter Agreement incorporating the Class C Shares of the                To be filed by amendment
              Tax Free Money Market Fund within the Distribution Agreement
(d)           Distribution Agreement with State Street Global Markets, LLC            Post-Effective Amendment #69 (12/27/02)
(d)(i)        Letter Agreement incorporating Large Cap Value Fund and Large           To be filed by Amendment
              Cap Growth Opportunities Fund into the Distribution Agreement

7.            Bonus, profit sharing, or pension plans                                 None

8.(a)         Custodian Contract                                                      Post-Effective Amendment #35 (12/29/95)
(b)           Letter agreement incorporating the Yield Plus and Bond                  Post-Effective Amendment #35 (12/29/95)
              Market Fund into the Custodian Contract
(c)           Letter agreement incorporating the US Treasury Money                    Post-Effective Amendment #35 (12/29/95)
              Market and US Treasury Obligations Funds into the Custodian
              Contract
(d)           Letter agreement incorporating the Growth and Income and                Post-Effective Amendment #35 (12/29/95)
              Intermediate Funds into the Custodian Contract
(e)           Letter agreement incorporating the Emerging Markets and                 Post-Effective Amendment #35 (12/29/95)
              Prime Money Market Funds into the Custodian Contract
(f)           Fee Schedule, dated February 17, 1994, to Custodian                     Post-Effective Amendment #35 (12/29/95)
              Contract
(g)           Letter agreement incorporating the Tax Free Money Market                Post-Effective Amendment #35 (12/29/95)
              Fund into the Custodian Contract
(h)           Letter agreement incorporating the Small Cap, Active                    Post-Effective Amendment #35 (12/29/95)
              International and Real Estate Equity Funds into the
              Custodian Contract
(i)           Letter agreement incorporating the Life Solutions                       Post-Effective Amendment #41 (6/2/97)
              Growth, Balanced and Income and Growth Funds into the
              Custodian Contract
(j)           Letter agreement incorporating the Special,                             Post-Effective Amendment #45 (4/28/98)
              International Growth Opportunities and High Yield Bond
              Funds into the Custodian Contract

                                                                                            INCORPORATED BY REFERENCE
                                NAME OF EXHIBIT                                                  OR EXHIBIT NUMBER
(k)           Letter agreement incorporating the Aggressive Equity                    Post-Effective Amendment #47 (9/1/98)
              Fund into the Custodian Contract
(l)           Letter agreement incorporating the IAM SHARES Fund into                 Post-Effective Amendment #51 (5/28/99)
              the Custodian Contract
(m)           Letter agreement incorporating the Intermediate Municipal               Post-Effective Amendment #56 (5/31/00)
              Bond Fund into the Custodian Contract
(n)           Amendment to Custodian Contract to incorporate changes to               Post-Effective Amendment #62 (8/1/01)
              Rules 17f-5 and 17f-7
(o)           Letter Agreement incorporating the MSCI EAFE Index Fund                 Post-Effective Amendment #63 (10/1/01)
              into the Custodian Contract
(p)           Letter agreement incorporating the Large Cap Value Fund/Large           To be filed by Amendment
              Cap Growth Opportunities Fund into the Custodian Contract.
9(a)(i)       Transfer Agency and Service Agreement                                   Post-Effective Amendment #35 (12/29/95)
(a)(ii)       Letter agreement incorporating the Yield Plus and Bond                  Post-Effective Amendment #35 (12/29/95)
              Market Funds within the Transfer Agency and Service
              Agreement
(a)(iii)      Letter agreement incorporating the US Treasury Money                    Post-Effective Amendment #35 (12/29/95)
              Market and US Treasury Obligations Funds within the
              Transfer Agency and Service Agreement
(a)(iv)       Letter agreement incorporating the Growth and Income and                Post-Effective Amendment #35 (12/29/95)
              Intermediate Funds within the Transfer Agency and Service
              Agreement
(a)(v)        Letter agreement incorporating the Emerging markets and                 Post-Effective Amendment #35 (12/29/95)
              Prime Money Market Funds within the Transfer Agency and
              Service Agreement
(a)(vi)       Letter agreement incorporating the Tax Free Money Market                Post-Effective Amendment #35 (12/29/95)
              Fund within the Transfer Agency and Service Agreement
(a)(vii)      Letter agreement incorporating the Small Cap, Active                    Post-Effective Amendment #35 (12/29/95)
              International and Real Estate Equity Funds within the
              Transfer Agency and Service Agreement
(a)(viii)     Letter agreement incorporating the Life Solutions                       Post-Effective Amendment #41 (6/2/97)
              Growth, Balanced and Income and Growth Funds within the
              Transfer Agency and Service Agreement
(a)(ix)       Letter agreement incorporating the Special,                             Post-Effective Amendment #45  (4/28/98)
              International Growth Opportunities and High Yield Bond
              Funds within the Transfer Agency and Service Agreement
(a)(x)        Letter agreement incorporating the Aggressive Equity                    Post-Effective Amendment #47 (9/1/98)
              Fund within the Transfer Agency and Service Agreement
(a)(xi)       Letter agreement incorporating the IAM SHARES Fund                      Post-Effective Amendment #51 (5/28/99)
              within the Transfer Agency and Service Agreement
(a)(xii)      Letter agreement incorporating the Intermediate Municipal               Post-Effective Amendment #56 (5/31/00)
              Bond Fund within the Transfer Agency and Service Agreement
(a)(xiii)     Letter Agreement incorporating the MSCI EAFE Index Fund                 Post-Effective Amendment #63 (10/1/01)
              within the Transfer Agency and Service Agreement
(a)(xiv)      Letter agreement incorporating the Large Cap Value Fund/Large           To be filed by Amendment
              Cap Growth Opportunities Fund into the transfer Agency and
              Service Agreement
(a)(xv)       Anti-Money Laundering Delegation Agreement to the                       To be filed by Amendment
              Transfer Agency and Service Contract
(b)(i)        Administration Agreement                                                Post-Effective Amendment #35 (12/29/95)
(b)(ii)       Letter agreement incorporating the Yield Plus and Bond                  Post-Effective Amendment #35 (12/29/95)
              Market Funds within the Administration Agreement
(b)(iii)      Letter agreement incorporating the US Treasury Money                    Post-Effective Amendment #35 (12/29/95)
              Market and US Treasury Obligations Funds within the
              Administration Agreement
(b)(iv)       Letter agreement incorporating the Growth and Income and                Post-Effective Amendment #35 (12/29/95)
              Intermediate Funds within the Administration Agreement
(b)(v)        Letter agreement incorporating the Emerging Markets and                 Post-Effective Amendment #35 (12/29/95)
              Prime Money Market Funds within the Administration
              Agreement
(b)(vi)       Letter agreement incorporating the Tax Free Money Market                Post-Effective Amendment #35 (12/29/95)
              Fund within the Administration Agreement
(b)(vii)      Letter agreement incorporating the Small Cap, Active                    Post-Effective Amendment #35 (12/29/95)
              International and Real Estate Equity Funds within the
              Administration Agreement
(b)(viii)     Letter agreement incorporating the Life Solutions                       Post-Effective Amendment #35 (12/29/95)
              Growth, Balanced and Income and Growth Funds within the
              Administration Agreement
(b)(ix)       Amendment No. 4 to the Administration Agreement between                 Post-Effective Amendment #41 (6/2/97)
              Frank Russell Investment Management Company and SSgA
              Funds

                                                                                            INCORPORATED BY REFERENCE
                                NAME OF EXHIBIT                                                  OR EXHIBIT NUMBER
(b)(x)        Letter agreement incorporating the Special,                             Post-Effective Amendment #45  (4/28/98)
              International Growth Opportunities and High Yield Bond
              Funds within the Administration Agreement
(b)(xi)       Letter agreement incorporating the Aggressive Equity                    Post-Effective Amendment #47 (9/1/98)
              Fund within the Administration Agreement
(b)(xii)      Letter agreement incorporating the IAM SHARES Fund                      Post-Effective Amendment #51 (5/28/99)
              within the Administration Agreement
(b)(xiii)     Letter agreement incorporating the Intermediate Municipal               Post-Effective Amendment #56 (5/31/00)
              Bond Fund within the Administration Agreement
(b)(xiv)      Letter agreement incorporating the MSCI EAFE Index Fund                 Post-Effective Amendment #63 (10/1/01)
              within the Administration Agreement
(b)(xv)       Letter agreement incorporating the Large Cap Value                      To be filed by Amendment
              Fund/Large Cap Growth Opportunities Fund within the
              Administration Agreement

10.           Other Material Contracts
              (a)   Master - Feeder Participation
                    Agreement - MSCI EAFE Index Fund                                  Post-Effective Amendment #66 (12/28/01)
              (b)   Master - Feeder Participation Agreement -
                    S&P 500 Index Fund                                                Post-Effective Amendment #66 (12/28/01)
              (c)   Licensing Agreement -
                    MSCI EAFE Index Fund                                              Post-Effective Amendment #66 (12/28/01)

11.           Opinion of Counsel
(a)           Relating to The Seven Seas Series Money Market Fund                     Post-Effective Amendment #42 (12/24/97)
(b)           Relating to The Seven Seas Series US Government Money                   Post-Effective Amendment #42 (12/24/97)
              Market Fund
(c)           Relating to The Seven Seas Series S&P 500 Index, S&P                    Post-Effective Amendment #42 (12/24/97)
              Midcap Index, Matrix Equity, International European
              Index, International Pacific Index and Short Term
              Government Securities Funds
(d)           Relating to The Seven Seas Series Yield Plus and Bond                   Post-Effective Amendment #42 (12/24/97)
              Market Funds
(e)           Relating to The Seven Seas Series US Treasury Money                     Post-Effective Amendment #42 (12/24/97)
              Market and Treasury Obligations Funds
(f)           Relating to The Seven Seas Series Growth and Income and                 Post-Effective Amendment #42 (12/24/97)
              Intermediate Funds
(g)           Relating to The Seven Seas Series Emerging Markets and                  Post-Effective Amendment #42 (12/24/97)
              Prime Money Market Funds
(h)           Relating to Class A, Class B and Class C Shares of The                  Post-Effective Amendment #42 (12/24/97)
              Seven Seas Series Money Market and US Government Money
              Market Funds
(i)           Relating to Class A, Class B and Class C Shares of The                  Post-Effective Amendment #42 (12/24/97)
              Seven Seas Series Tax Free Money Market Funds
(j)           Relating to The Seven Seas Series Real Estate Equity Fund               Post-Effective Amendment #42 (12/24/97)
(k)           Relating to the SSgA Life Solutions Growth, Balanced and                Post-Effective Amendment #41 (6/2/97)
              Income and Growth Funds
(l)           Relating to the Special, International Growth                           Post-Effective Amendment #45  (4/28/98)
              Opportunities and High Yield Bond Funds
(m)           Relating to the Aggressive Equity Fund                                  Post-Effective Amendment #47 (9/1/98)
(n)           Relating to the IAM SHARES Fund                                         Post-Effective Amendment #51 (5/28/99)
(o)           Relating to the Intermediate Municipal Bond Fund                        Post-Effective Amendment #56 (5/31/00)
(p)           Relating to Large Cap Value Fund/Large Cap Growth Opportunities         To be filed by Amendment
              Fund

12.           Other Opinions:  Consent of Independent Accountants                     Post-Effective Amendment #69 (12/27/02)

13.           Financial Statements Omitted from Item 23                               None

14.           Letter of Investment Intent
(a)           The Seven Seas Series Money Market Fund                                 Post-Effective Amendment #42 (12/24/97)
(b)           The Seven Seas Series US Government Money Market Fund                   Post-Effective Amendment #42 (12/24/97)
(c)           The Seven Seas Series Government Securities, Index,                     Post-Effective Amendment #42 (12/24/97)
              Midcap Index, Matrix, European Index and Pacific Index
              Funds
(d)           The Seven Seas Series Yield Plus and Bond Market Funds                  Post-Effective Amendment #42 (12/24/97)
(e)           The Seven Seas Series US Treasury Money Market and                      Post-Effective Amendment #42 (12/24/97)
              Treasury Obligations Funds
(f)           The Seven Seas Series Growth and Income and Intermediate                Post-Effective Amendment #42 (12/24/97)
              Funds
(g)           The Seven Seas Series Emerging Markets and Prime Money                  Post-Effective Amendment #42 (12/24/97)
              Market Funds
(h)           Class B and C Shares of The Seven Seas Series Money                     Post-Effective Amendment #42 (12/24/97)
              Market and US Government Money Market Funds
(i)           The Seven Seas Series Tax Free Money Market Fund (Class                 Post-Effective Amendment #42 (12/24/97)
              A, B and C Shares)

                                                                                            INCORPORATED BY REFERENCE
                                NAME OF EXHIBIT                                                  OR EXHIBIT NUMBER
(j)           The Seven Seas Series Active International Fund                         Post-Effective Amendment #42 (12/24/97)
(k)           SSgA Life Solutions Growth, Balanced and Income and                     Post-Effective Amendment #41 (6/2/97)
              Growth Funds
(l)           SSgA Special, International Growth Opportunities and                    Post-Effective Amendment #45  (4/28/98)
              High Yield Bond Funds
(m)           SSgA Aggressive Equity Fund                                             Post-Effective Amendment #47 (9/1/98)
(n)           SSgA IAM SHARES Fund                                                    Post-Effective Amendment #51 (5/28/99)
(o)           SSgA Intermediate Municipal Bond Fund                                   Post-Effective Amendment #56 (5/31/00)
(p)           SSgA MSCI EAFE Index Fund                                               Post-Effective Amendment #63 (10/1/01)
(q)           Large Cap Value Fund/Large Cap Growth Opportunities Fund                To be filed by Amendment

15.           Prototype Retirement Plan                                               None

16.           Distribution Plans pursuant to Rule 12b-1
(a)           Plan of Distribution for the government Securities,                     Post-Effective Amendment #35 (12/29/95)
              Index, Midcap Index, Matrix, European Index and Pacific
              Index Funds as approved by the Board of Trustees
(a)(i)        Addendum to the Plan of Distribution incorporating the                  Post-Effective Amendment #35 (12/29/95)
              Yield Plus and Bond Market Funds into the Plan
(a)(ii)       Addendum to the Plan of Distribution incorporating the                  Post-Effective Amendment #35 (12/29/95)
              Money Market and US Government Money Market Funds into
              the Plan (Class A Shares)
(a)(iii)      Addendum to the Plan of Distribution incorporating the                  Post-Effective Amendment #35 (12/29/95)
              US Treasury Money Market and US Treasury Obligations
              Funds into the Plan
(a)(iv)       Addendum to the Plan of Distribution incorporating the                  Post-Effective Amendment #35 (12/29/95)
              Growth and Income and Intermediate Funds into the Plan
(a)(v)        Addendum to the Plan of Distribution incorporating the                  Post-Effective Amendment #35 (12/29/95)
              Emerging Markets and Prime Money Market Funds into the
              Plan
(a)(vi)       Addendum to the Plan of Distribution incorporating the                  Post-Effective Amendment #35 (12/29/95)
              Class A Shares of the Tax Free Money Market Fund into
              the Plan
(a)(vii)      Addendum to the Plan of Distribution incorporating the                  Post-Effective Amendment #35 (12/29/95)
              Small Cap, Active International and Real Estate Equity
              Funds into the Plan
(a)(viii)     Addendum to the Plan of Distribution incorporating the                  Post-Effective Amendment #41 (6/2/97)
              Life Solutions Growth, Balanced and Income and Growth
              Funds into the Plan
(a)(ix)       Addendum to the Plan of Distribution incorporating the                  Post-Effective Amendment #45  (4/28/98)
              Special, International Growth Opportunities and High
              Yield Bond Funds into the Plan
(a)(x)        Addendum to Plan of Distribution incorporating the                      Post-Effective Amendment #47 (9/1/98)
              Aggressive Equity Fund in the Plan
(a)(xi)       Addendum to Plan of Distribution incorporating the IAM                  Post-Effective Amendment #51 (5/28/99)
              SHARES Fund into the Plan
(a)(xii)      Addendum to Plan of Distribution incorporating the                      Post-Effective Amendment #56 (5/31/00)
              Intermediate Municipal Bond Fund into the Plan
(a)(xiii)     Addendum to Plan of Distribution incorporating the                      Post-Effective Amendment #63 (10/1/01)
              MSCI EAFE Index Fund into the Plan
(b)           Plan of Distribution for the Money Market and US                        Post-Effective Amendment #42 (12/24/97)
              Government Money Market Funds (Class B Shares) as
              approved by the Board of Trustees
(b)(i)        Addendum to the Plan of Distribution incorporating the                  To be filed by amendment
              Class B Shares of the Tax Free Money Market Fund
(c)           Plan of Distribution for the Money Market and US                        Post-Effective Amendment #42 (12/24/97)
              Government Money Market Funds (Class C Shares) as
              approved by the Board of Trustees
(c)(i)        Addendum to the Plan of Distribution incorporating the                  To be filed by amendment
              Class C Shares of the Tax Free Money Market Fund
(d)           Shareholder Servicing Agreement, by and between SSgA                    Post-Effective Amendment #42 (12/24/97)
              Funds and State Street Bank and Trust Company
(d)(i)        Shareholder Servicing Agreement, by and between SSgA                    Post-Effective Amendment #39 (12/27/96)
              Funds and State Street Brokerage Services, Inc.
(d)(ii)       Shareholder Servicing Agreement, by and between SSgA                    Post-Effective Amendment #39 (12/27/96)
              Funds and State Street Bank and Trust Company,
              Metropolitan Division of Commercial Banking Services

                                                                                            INCORPORATED BY REFERENCE
                                NAME OF EXHIBIT                                                  OR EXHIBIT NUMBER
(d)(iii)      Shareholder Servicing Agreement, by and between SSgA                    Post-Effective Amendment #42 (12/24/97)
              Funds and State Street Bank and Trust Company Retirement
              Investment Services Division
(d)(iv)       Shareholder Servicing Agreement, by and between SSgA                    Post-Effective Amendment #42 (12/24/97)
              Funds and State Street Solutions
(d)(v)        Shareholder Servicing Agreement, by and between SSgA                    Post-Effective Amendment #50 (3/15/99)
              Funds and Global Cash Management Division of State
              Street Bank and Trust Company
(d)(vi)       Shareholder Servicing Agreement, by and between SSgA
              Funds and State Street Bank and Trust Company High Net
              Worth Services Division                                                 Post-Effective Amendment #63 (10/1/01)
(d)(vii)      Assignment Agreement and Amendment No. 3 to
              Shareholder Servicing Agreement, by and between SSgA
              Funds and State Street Capital Markets LLC                              Post-Effective Amendment #63 (10/1/01)
(d)(viii)     Shareholder Servicing Agreement, by and between SSgA
              Funds and CitiStreet LLC                                                Post-Effective Amendment #63 (10/1/01)
(e)           Form of Agreement Pursuant to Rule 12b-1 Plan (relating                 To be filed by amendment
              to Class B Shares) as approved by the Board of Trustees
(f)           Form of Agreement Pursuant to Rule 12b-1 Plan (relating                 To be filed by amendment
              to Class C Shares) as approved by the Board of Trustees

(g)           Restated Rule 12b-1 Plan                                                Post-Effective Amendment #69 (12/27/02)
(g)(i)        Addendum to Plan of Distribution incorporating the Large                To be filed by Amendment
              Cap Value Fund/Large Cap Growth Opportunities Fund into the
              Plan

17.           Code of Ethics

              (a)   Relating to the Principal Underwriter                             Post-Effective Amendment #69 (12/27/02)

              (b)   Relating to the Investment Advisor                                Post-Effective Amendment No. 66 (12/28/01)
              (c)   Relating to the Registrant                                        Post-Effective Amendment #69 (12/27/02)
              (d)   Relating to Administrator                                         Post-Effective Amendment No. 66 (12/28/01)

Item 24.  Persons Controlled by or Under Common Control with Registrant
          -------------------------------------------------------------

          None


Item 25.  Indemnification
          ---------------

          Indemnification is provided to officers and Trustees of the Registrant pursuant to Section 6.4 of Article VI of Registrant's First Amended and Restated Master Trust Agreement, which reads as follows:

"Section 6.4 Indemnification of Trustees, Officers, etc. The Trust shall indemnify (from the assets of the Sub-Trust or Sub-Trusts in question) each of its Trustees and officers (including persons who serve at the Trust's request as directors, officers or trustees of another organization in which the Trust has any interest as a shareholder, creditor or otherwise [hereinafter referred to as "Covered Person"]) against all liabilities, including but not limited to amounts paid in satisfaction of judgments, in compromise or as fines and penalties, and expenses, including reasonable accountants' and counsel fees, incurred by any Covered Person in connection with the defense or disposition of any action, suit or other proceeding, whether civil or criminal, before any court or administrative or legislative body, in which such Covered Person may be or may have been involved as a party or otherwise with which such person may be or may have been threatened, while in office or thereafter, or by reason of being or having been such a Trustee or officer, director or trustee, except with respect to any matter as to which it has been determined that such Covered Person had acted with willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of such Covered Person's office (such conduct referred to hereafter as "Disabling Conduct"). A determination that the Covered Person is entitled to indemnification may be made by (i) a final decision on the merits by a court or other body before whom the proceeding was brought that the person to be indemnified was not liable by reason of Disabling Conduct, (ii) dismissal of a court action or an administrative proceeding against a Covered Person for insufficiency of evidence of Disabling Conduct, or (iii) a reasonable determination, based upon a review of the facts, that the indemnitee was not liable by reason of Disabling Conduct by (a) a vote of a majority of a quorum of Trustees who are neither "interested persons" of the Trust as defined in section 2(a)(19) of the 1940 Act nor parties to the proceeding, or (b) an independent legal counsel in a written opinion. Expenses, including accountants' and counsel fees so incurred by any such Covered Person (but excluding amounts paid in satisfaction of judgments, in compromise or as fines or penalties), may be paid from time to time by the Sub-Trust in question in advance of the final disposition of any such action, suit or proceeding, provided that the Covered Person shall have undertaken to repay the amounts so paid to the Sub-Trust in question if it is ultimately determined that indemnification of such expenses is not authorized under this Article VI and (i) the Covered Person shall have provided security for such undertaking, (ii) the Trust shall be insured against losses arising by reason of any lawful advances, or (iii) a majority of a quorum of the disinterested Trustees who are not a party to the proceeding, or an independent legal counsel in a written opinion, shall have determined, based on a review of readily available facts (as opposed to a full trial-type inquiry), that there is reason to believe that the Covered Person ultimately will be found entitled to indemnification."

          The Investment Advisory Agreement provides that in the absence of willful misfeasance, bad faith, gross negligence or reckless disregard of obligations or duties under the Investment Advisory Agreement or on the part of the Adviser, or for a loss resulting from a breach of fiduciary duty with respect to the receipt of compensation for services, the Adviser shall not be subject to liability to the Registrant or to any shareholder of the Registrant for any error of judgment, mistake of law or any other act or omission in the course of, or connected with, rendering services under the Investment Advisory Agreement or for any losses that may be sustained in the purchase, holding or sale of any security.

          The Distribution Agreements relating to Class A, Class B and Class C Shares provide that in the absence of willful misfeasance, bad faith, gross negligence, or reckless disregard of obligations or duties under the Distribution Agreement, the Distributor, its officers, directors and any controlling person (within the meaning of Section 15 of the 1933 Act) ("Distributor") shall be indemnified by the Registrant from and against any and all claims, demands, liabilities and expenses (including the cost of investigating or defending such claims, demands or liabilities and any counsel fees incurred in connection therewith) which Distributor may incur under the 1933 Act or under common law or otherwise arising out of or based upon any alleged untrue statement of a material fact contained in the Registration Statement, Prospectus or Statement of Additional Information or arising out of or based upon any alleged omission to state a material fact required to be stated in said documents or necessary to make the statements not misleading.

Registrant provides the following undertaking:

          "Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to Trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a Trustee, officer, or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such Trustee, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue."

Item 26.  Business and Other Connections of Investment Adviser.
          -----------------------------------------------------

SSgA Funds Management, Inc., ("SFM") serves as investment advisor to the Registrant. SFM is a wholly-owned subsidiary of State Street Corporation, a publicly held bank holding company. SFM, State Street Bank and Trust Company ("State Street") and other advisory affiliates of State Street make up State Street Global Advisors ("SSgA"), the investment management arm of State Street Corporation. The business, profession, vocation or employment of a substantial nature which each director or officer of the investment adviser is or has been, at any time during the past two fiscal years, engaged for his own account or in the capacity of director, officer, employee, partner or trustee, is as follows:


     NAME                      CAPACITY WITH ADVISOR                         BUSINESS NAME AND ADDRESS
                                                                                  OTHER POSITIONS
Thomas P. Kelly              Treasurer                    Two International Place, Boston, MA
                                                          Principal and Comptroller, State Street Global Advisors, a
                                                          division of State Street Bank and Trust Company, Boston, MA

Mark J. Duggan               Chief Legal Officer          Two International Place, Boston, MA
                                                          Principal and Associate Counsel, State Street Global Advisors,
                                                          a division of State Street Bank and Trust Company, Boston, MA

Peter A. Ambrosini           Chief Compliance Officer     Two International Place, Boston, MA
                                                          Senior Principal and Chief Compliance and Risk Management
                                                          Officer, State  Street Global Advisors, a division of State
                                                          Street Bank and Trust Company, Boston, MA; from 9/85 to 2/01,
                                                          Managing Director, PriceWaterhouseCoopers Regulatory
                                                          Consulting Group, 160 Federal Street, Boston, MA

Timothy Harbert              Director                     Two International Place, Boston, MA
                                                          Executive Vice President, State Street Bank and Trust Company,
                                                          Boston, MA; Chairman and Chief Executive Officer, State Street
                                                          Global Advisors, a division of State Street Bank and Trust
                                                          Company, Boston, MA

Mitchell H. Shames           Director                     Two International Place, Boston, MA
                                                          Senior Principal and Chief Counsel, State Street Global
                                                          Advisors, a division of State Street Bank and Trust Company,
                                                          Boston, MA

Agustin Fleites              President & Director         Two International Place, Boston, MA
                                                          Senior Principal, State Street Global Advisors, a division of
                                                          State Street Bank and  Trust Company, Boston, MA; Senior
                                                          Principal, State Street Global Markets LLC, Boston, MA
                                                          Principal Executive Officer and Chief Executive Officer,
                                                          SSga Funds, Boston, MA

Item 27.  Principal Underwriters
          ----------------------

      (a) Investment companies (other than SSgA funds) for which SSGM acts as principal underwriter include the following exchange traded funds:

Dow Jones Global Titans Index Fund
Dow Jones U.S. Large Cap Growth Index Fund
Dow Jones U.S. Large Cap Value Index Fund
Dow Jones U.S. Small Cap Growth Index Fund
Dow Jones U.S. Small Cap Value Index Fund
Morgan Stanley Technology Index Fund
Morgan Stanley Internet Index Fund
Wilshire REIT Index Fund
FORTUNE 500 Index Fund

     (b) The directors and officers of Russell Fund Distributors, Inc., their principal business address, and positions and offices with the Registrant and Russell Fund Distributors, Inc. are set forth below:


 NAME AND PRINCIPAL        POSITION AND OFFICES WITH     POSITION WITH
  BUSINESS ADDRESS        STATE STREET GLOBAL MARKETS      SSgA FUNDS
F. Charles Hindmarsh         President and CEO            None
225 Franklin Street
Boston, MA  02110

Nicholas J. Bonn             Executive Vice President
225 Franklin Street          and CFO                      None
Boston, MA  02110

Mark R. Hansen               Chief Compliance Officer     None
225 Franklin Street
Boston, MA  02110

M. Bradley Jacobs            Chief Legal Counsel          None
225 Franklin Street
Boston, MA  02110

Dorothy Maturi               SROP and CROP                None
225 Franklin Street
Boston, MA  02110

Howard Fairweather           Director                     None
4 Parsons Street
Newburyport, MA
01950

Charles Kaye                 Director                     None
72 Foster Street
Littleton, MA  01460

Simon Wilson-Taylor          Director                     None
225 Franklin Street
Boston, MA  02110

Stanley Shelton              Chairman and Director        None
225 Franklin Street
Boston, MA  02110

Stefan Gavell                Director                     None
225 Franklin Street
Boston, MA  02110

Charles Cutrell              Director                     None
225 Franklin Street
Boston, MA  02110

Ralph Vitale                 Director                     None
225 Franklin Street
Boston, MA  02110

Timothy Harbert              Director                     Trustee
2 International Place
Boston, MA  02110


*Address of all individuals:  909 A Street, Tacoma, Washington 98402

     (c)  To be updated by amendment

Item 28.  Location of Accounts and Records
          --------------------------------

          The Registrant's Administrator, Frank Russell Investment Management Company, 909 A Street, Tacoma, Washington 98402, will maintain the physical possession of the books and records required by subsection (b)(4) of Rule 31a-1 under the Investment Company Act of 1940. All other accounts, books and documents required by Rule 31a-1 are maintained in the physical possession of Registrant's investment adviser, transfer agent, and custodian, State Street Bank and Trust Company, 225 Franklin Street, Boston, Massachusetts, 02110 and 1776 Heritage Drive, North Quincy, Massachusetts 02171.

Item 29.  Management Services
          -------------------

          Not applicable.

Item 30.  Undertakings
          ------------

          Not applicable.

                                   SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, The Registrant, the SSgA Funds, has duly caused this Post-Effective Amendment No. 70 to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized in the City of Boston, and Commonwealth of Massachusetts, on the 28th day of March, 2003.


                                      By:    /s/ Lynn L. Anderson
                                         --------------------------------------
                                             Lynn L. Anderson, President and
                                             Chairman of the Board

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities as indicated on March 28, 2003.


/s/ Lynn L. Anderson                      President and Chairman
-----------------------------------       of the Board
Lynn L. Anderson

/s/ Lynn L. Anderson                      Chief Executive Officer and Principal
-----------------------------------       Executive Officer
Agustin J. Fleites

/s/ Steven J. Mastrovich                  Trustee
-----------------------------------
Steven J. Mastrovich

/s/ William L. Marshall                   Trustee
-----------------------------------
William L. Marshall

/s/ Patrick J. Riley                      Trustee
-----------------------------------
Patrick J. Riley

/s/ Richard D. Shirk                      Trustee
-----------------------------------
Richard D. Shirk

/s/ Bruce D. Taber                        Trustee
-----------------------------------
Bruce D. Taber

/s/ Henry W. Todd                         Trustee
-----------------------------------
Henry W. Todd

/s/ Mark E. Swanson                       Treasurer
-----------------------------------
Mark E. Swanson